REGISTRATION STATEMENT NO. 333-40191
                                                                       811-08479

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   -----------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 12

                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 12

                                  ------------

           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                  -------------

                   One Cityplace, Hartford, Connecticut 06103
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                                 MARIE C. SWIFT
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                                Boston, MA 02116
                     (Name and Address of Agent for Service)

                                   -----------

It is proposed that this filing will become effective (check appropriate box):

[   ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]   on November 7, 2005 pursuant to paragraph (b) of Rule 485.

[   ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]   on ___________ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ N/A ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                                   FILING NOTE

The purpose of this Post-Effective Amendment No. 12 is to file the attached Supplement Dated November 7, 2005 to the Travelers Marquis Portfolios Prospectus Dated May 2, 2005.

The following documents are incorporated herein by reference:

     Travelers Marquis Portfolios Prospectus Dated May 2, 2005 filed with the Securities and Exchange Commission on April 21, 2005 on Form N-4 as Post-Effective Amendment No. 10 to the Registration Statement No. 333-40191.

     Supplement Dated May 23, 2005 to the Travelers Marquis Portfolios Prospectus Dated May 2, 2005, filed with the Securities and Exchange Commission on May 23, 2005 on Form N-4 as Post-Effective Amendment No. 11 to the Registration Statement No. 333-40191.

     Supplement Dated July 15, 2005 to Variable Contract Prospectuses List Below (Travelers Marquis Portfolios Annuity), filed with the Securities and Exchange Commission on July 15, 2005 pursuant to Rule 497(e) under the Securities Act of 1933 in connection with Registration Statement No. 333-40191.

                                     PART A

                                        SUPPLEMENT DATED NOVEMBER 7, 2005 TO THE
                       TRAVELERS MARQUIS PORTFOLIOS PROSPECTUS DATED MAY 2, 2005

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus. Please retain this supplement for future reference.

The following Variable Funding Options are not available if you purchase your Contract on or after November 7, 2005:

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC.
     AllianceBernstein Growth and Income Portfolio -- Class B
     AllianceBernstein Large Cap Growth Portfolio -- Class B

DELAWARE VIP TRUST
     Delaware VIP REIT Series -- Standard Class
     Delaware VIP Small Cap Value Series -- Standard Class

DREYFUS VARIABLE INVESTMENT FUND
     Dreyfus Variable Investment Fund -- Appreciation Portfolio --
     Initial Shares
     Dreyfus Variable Investment Fund -- Developing Leaders --
     Initial Shares

JANUS ASPEN SERIES
     Growth and Income Portfolio -- Service Shares
     Mid Cap Growth Portfolio -- Service Shares

LORD ABBETT SERIES FUND, INC.
      Growth and Income Portfolio
      Mid-Cap Value Portfolio

PIMCO VARIABLE INSURANCE TRUST
     Real Return Portfolio -- Administrative Class
     Total Return Portfolio -- Administrative Class

PUTNAM VARIABLE TRUST
     Putnam VT Small Cap Value Fund -- Class IB Shares

SMITH BARNEY MULTIPLE DISCIPLINE TRUST
     Multiple Discipline Portfolio -- Global All Cap Growth and
     Value

THE TRAVELERS SERIES TRUST
     MFS Mid Cap Growth Portfolio
     Mondrian International Stock Portfolio

TRAVELERS SERIES FUND INC.
     SB Adjustable Rate Income Portfolio Smith Barney Class
     Smith Barney High Income Portfolio
     Smith Barney Mid Cap Core Portfolio
     Strategic Equity Portfolio

VARIABLE ANNUITY PORTFOLIOS
     Smith Barney Small Cap Growth Opportunities Portfolio

VARIABLE INSURANCE PRODUCTS FUND
     Mid Cap Portfolio -- Service Class 2

If you purchased your Contract before November 7, 2005, you may continue to allocate Purchase Payments and transfers of Contract Value to the above Variable Funding Options (the "Closed Funds"). However, if after November 7, 2005, you elect an asset allocation model that does not include the Closed Funds, you will forfeit your ability to invest in the Closed Funds and the Closed Funds will no longer be available as Variable Funding Options under your Contract.

The Contract includes other Variable Funding Options that were already closed to new investors. If you are currently invested in these closed Variable Funding Options, and you elect an asset allocation model that does not include the closed Variable Funding Options, you will forfeit your ability to invest in those closed Variable Funding Options which will no longer be available as Variable Funding Options under your Contract.

Some Variable Funding Options may not be available in all states.

On the first page of the prospectus, the following Variable Funding Options are added:

MET INVESTORS SERIES TRUST (CLASS B):
    Legg Mason Value Equity Portfolio
    Lord Abbett Growth and Income Portfolio
    Lord Abbett Growth Opportunities Portfolio
    Lord Abbett Mid-Cap Value Portfolio
    MFS(R) Research International Portfolio
    Neuberger Berman Real Estate Portfolio
    PIMCO Inflation Protected Bond Portfolio
    PIMCO Total Return Portfolio
    Van Kampen Comstock Portfolio

METROPOLITAN SERIES FUND, INC. (CLASS B):
    Salomon Brothers U.S. Government Portfolio

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (CLASS I):
    High Yield Bond Fund
    Small Cap Growth Fund

THE TRAVELERS SERIES TRUST:
    MFS(R) Total Return PortfoliO

In the "Fee Table" section, the following table is added to the table entitled "Underlying Fund Fees and Expenses":

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

                                                   DISTRIBUTION
                                                      AND/OR                             TOTAL     CONTRACTUAL FEE     NET TOTAL
                                                      SERVICE                            ANNUAL        WAIVER           ANNUAL
UNDERLYING                          MANAGEMENT        (12b-1)           OTHER          OPERATING   AND/OR EXPENSE      OPERATING
FUND:                                  FEE             FEES            EXPENSES         EXPENSES   REIMBURSEMENT        EXPENSES
-----------------                  ------------   ---------------    ------------    ------------ -----------------   ------------
MET INVESTORS SERIES
TRUST (CLASS B)
     Legg Mason Value
     Equity Portfolio
     (1)(3) ............               0.70%            0.25%            0.45%            1.40%         0.35%            1.05%
     Lord Abbett Growth
     and Income
     Portfolio
     (2) ...............               0.52%            0.25%            0.05%            0.82%          ---              ---
     Lord Abbett Growth
     Opportunities
     Portfolio (1) .....               0.70%            0.25%            0.25%            1.20%         0.05%            1.15%
     Lord Abbett
     Mid-Cap Value
     Portfolio .........               0.69%            0.25%            0.09%            1.03%          ---              ---
     MFS(R) Research
     International
     Portfolio (1)(2) ..               0.77%            0.25%            0.30%            1.32%         0.07%            1.25%
     Neuberger Berman
     Real Estate
     Portfolio .........               0.70%            0.25%            0.03%            0.98%          ---              ---
     PIMCO Inflation
     Protected Bond
     Portfolio .........               0.50%            0.25%            0.06%            0.81%          ---              ---
     PIMCO Total Return
     Portfolio .........               0.50%            0.25%            0.06%            0.81%          ---              ---
     Van Kampen
     Comstock Portfolio
     (3) ...............               0.65%            0.25%            0.13%            1.03%          ---              ---
METROPOLITAN SERIES
FUND, INC. (CLASS B) ...                                                                                 ---              ---
     Salomon Brothers
     U.S. Government
     Portfolio .........               0.55%            0.25%            0.09%            0.89%          ---              ---
SALOMON BROTHERS
VARIABLE SERIES
FUNDS INC. (CLASS I) ...                                                                                 ---              ---
     High Yield Bond
     Fund ..............               0.75%            0.00%            0.39%            1.14%          ---              ---
     Small Cap Growth
     Fund ..............               0.75%            0.00%            0.25%            1.00%          ---              ---
THE TRAVELERS SERIES
TRUST                                                                                                    ---              ---
     MFS(R) Total Return
     Portfolio .........               0.77%            0.00%            0.02%            0.79%          ---              ---

(1) The Net Total Annual Portfolio Expenses have been restated to reflect contractual arrangements in effect as of May 1, 2005, under which investment advisers or managers of investment portfolios have agreed to waive and/or pay expenses of the portfolios. Each of these arrangements is in effect until at least April 30, 2006 (excluding optional extensions).

(2) Other Expenses may include amounts repaid to investment advisers or managers pursuant to contractual arrangements for prior waivers or payments of portfolio expenses. The amounts repaid per portfolio are: 0.02% for the Lord Abbett Growth and Income Portfolio and 0.14% for the MFS Research International Portfolio.

(3)  Portfolio expenses are estimated for the year ended December 31, 2005.

In the section entitled "The Variable Funding Options, the following information is added to the third paragraph:

     In certain instances, our ability to remove or replace an Underlying Fund may be limited by the terms of a five-year agreement between MetLife, Inc. (MetLife) and Legg Mason, Inc. (Legg Mason) relating to the use of certain Underlying Funds advised by Legg Mason affiliates. The agreement sets forth the conditions under which we can remove an Underlying Fund, which, in some cases, may differ from our own selection criteria. In addition, during the term of the agreement, subject to our fiduciary and other legal duties, we are generally obligated in the first instance to consider Underlying Funds advised by Legg Mason affiliates in seeking to make a substitution for an Underlying Fund advised by a Legg Mason affiliate. The agreement was originally entered into on July 1, 2005 by MetLife and certain affiliates of Citigroup Inc. (Citigroup) as part of MetLife's acquisition of The Travelers Insurance Company and The Travelers Life and Annuity Company from Citigroup. Legg Mason will replace the Citigroup affiliates as a party to the agreement when Citigroup sells its asset management business to Legg Mason. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund.

In the section entitled "The Variable Funding Options, the following information is added to the table of Variable Funding Options:

              FUNDING                              INVESTMENT                            INVESTMENT
              OPTION                               OBJECTIVE                         ADVISER/SUBADVISER
-----------------------------------  --------------------------------------- ------------------------------------
MET INVESTORS SERIES TRUST
(CLASS B)
     Legg Mason Value Equity         Seeks long-term capital appreciation.   Met Investors Advisory, LLC
     Portfolio                                                               Subadviser: Legg Mason Capital
                                                                             Management, Inc.

     Lord Abbett Growth and          Seeks long-term growth of capital and   Met Investors Advisory, LLC
     Income Portfolio                income without excessive fluctuations   Subadviser: Lord, Abbett & Co. LLC
                                     in market value.

     Lord Abbett Growth              Seeks capital appreciation.             Met Investors Advisory, LLC
     Opportunities Portfolio                                                 Subadviser: Lord, Abbett & Co. LLC

     Lord Abbett Mid-Cap Value       Seeks capital appreciation through      Met Investors Advisory, LLC
     Portfolio                       investments, primarily in equity        Subadviser: Lord, Abbett & Co. LLC
                                     securities, which are believed to be
                                     undervalued in the marketplace.

     MFS(R) Research International   Seeks capital appreciation.             Met Investors Advisory, LLC
     Portfolio                                                               Subadviser: Massachusetts
                                                                             Financial Services Company
     Neuberger Berman Real Estate    Seeks to provide total return through   Met Investors Advisory, LLC
     Portfolio                       investment in real estate securities,   Subadviser: Neuberger Berman
                                     emphasizing both capital appreciation   Management, Inc.
                                     and current income.

     PIMCO Inflation Protected       Seeks maximum real return, consistent   Met Investors Advisory, LLC
     Bond Portfolio                  with preservation of capital and        Subadviser: Pacific Investment
                                     prudent investment management.          Management Company LLC

     PIMCO Total Return Portfolio    Seeks maximum total return,             Met Investors Advisory, LLC
                                     consistent with the preservation of     Subadviser: Pacific Investment
                                     capital and prudent investment          Management Company LLC
                                     management.

     Van Kampen Comstock Portfolio   Seeks capital growth and income.        Met Investors Advisory, LLC
                                                                             Subadviser: Morgan Stanley
                                                                             Investment Management Inc.

METROPOLITAN SERIES FUND, INC.
(CLASS B)
     Salomon Brothers U.S.           Seeks to maximize total return          MetLife Advisers, LLC
     Government Portfolio            consistent with preservation of         Subadviser: Salomon Brothers Asset
                                     capital and maintenance of liquidity.   Management Inc.

              FUNDING                              INVESTMENT                            INVESTMENT
              OPTION                               OBJECTIVE                         ADVISER/SUBADVISER
-----------------------------------  --------------------------------------- ------------------------------------
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.  (CLASS I)
     High Yield Bond Fund            Seeks to maximize total return          Salomon Brothers Asset Management
                                     consistent with the preservation of     Inc.
                                     capital.

     Small Cap Growth Fund           Seeks long term growth of capital.      Salomon Brothers Asset Management
                                                                             Inc.
THE TRAVELERS SERIES TRUST
     MFS(R) Total Return Portfolio   Seeks above average income (compared    Travelers Asset Management
                                     to a portfolio invested entirely in     International Company, LLC (TAMIC)
                                     equity securities) consistent with      Subadviser: Massachusetts
                                     the prudent employment of capital.      Financial Services Company

The section entitled "Asset Allocation Program" on page 26 of the prospectus is deleted and replaced, in its entirety, with the following:

     The Asset Allocation Program is not offered by this prospectus and is not a part of your contract. The Asset Allocation Program is a separate service we make available in connection with the contract, at no additional charge to you, to help you select Variable Funding Options. When you purchase the Contract, you are required to enroll in the Asset Allocation Program. Asset allocation, in general, is an investment strategy intended to optimize the selection of investment options for a given level of risk tolerance, in order to attempt to maximize returns and limit the effects of market volatility. Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class refers to a category of investments having similar characteristics, such as stocks and other equities, bonds and other fixed income investments, and cash equivalents. There are further divisions within asset classes, for example, divisions according to the size of the issuer (large cap, mid cap, small cap), the type of issuer (government, municipal, corporate, etc.) or the location of the issuer (domestic, foreign, etc.).

     If you elect to participate in the Asset Allocation Program, our affiliate MetLife Advisers, LLC ("MetLife Advisers"), an investment adviser registered under the Investment Advisers Act of 1940, will serve as your investment adviser, but solely for the purpose of developing and updating the models. MetLife Advisers currently follows the recommendations of an independent third-party consultant in providing this service. From time to time, MetLife Advisers may select a different consultant, to the extent permitted under applicable law. MetLife Advisers also serves as the investment adviser to certain Underlying Funds available under the contract and receives compensation for those services. (See Fee Table--Underlying Fund Fees and Expenses). However, MetLife Advisers receives no compensation for services it performs in developing and updating the asset allocation models discussed below.

     It is your responsibility to select or change your model and your Variable Funding Options. Your registered representative can provide you with information that may assist you in selecting a model and your Variable Funding Options. Once you select a model and the Variable Funding Options, these selections will remain unchanged until you elect to revise the Variable Funding Options allocations, select a new model, or both. Although the models are designed to maximize investment returns and reduce volatility for a given level of risk, there is no guarantee that an asset allocation model will not lose money or experience volatility. A model may fail to perform as intended, or may perform worse than any single Underlying Fund, asset class or different combination of Underlying Funds. In addition, the model is subject to all of the risks associated with its Underlying Funds. If, from time to time, MetLife Advisers changes the models, the flows of money into and out of Underlying Funds may generate higher brokerage and administrative costs for those portfolios, or such changes may disrupt an Underlying Fund's management strategy.

     In the Asset Allocation Program, you will choose to allocate your purchase payments among a set of Variable Funding Options you select using one of the asset allocation models MetLife Advisers provides. An asset allocation model is a set of target percentages for asset classes or sub-classes that represent the principal investments of the available Underlying Funds. There currently are twenty asset allocation models, a disciplined and a flexible model for each of ten levels of risk tolerance and return potential (generally, asset classes and sub-classes with higher potential returns have greater risk of losses and experience greater volatility). Disciplined models are designed to be constructed only from Underlying Funds that adhere strictly to their stated investment styles and invest in specific asset classes or sub-classes, whereas flexible models can include allocations to Underlying Funds that may invest across multiple asset classes or sub-classes, or that may move between investment styles, or asset classes or sub-classes, depending on market conditions or other factors.

     A disciplined or flexible asset allocation model will be suggested based on your responses to a profile questionnaire that seeks to measure your personal investment risk tolerance, investment time horizon, financial goals and other factors. In order to participate in this program, you will need to complete the questionnaire. Although you may only use one model at a time, you may elect to change to a different model as your tolerance for risk and/or your needs and objectives change. Using the questionnaire and in consultation with your registered representative, you may determine a different model better meets your risk tolerance and time horizons. There is no fee to change to a different model or for a change to the Variable Funding Options allocations.

     MetLife Advisers, through its consultant as described above, periodically reviews the models (typically annually) and may find that asset allocations within a particular model may need to be changed. Similarly, the principal investments, investment style, or investment manager of an Underlying Fund may change such that it is no longer appropriate for a model, or it may become appropriate for a model. Also, from time to time, we may change the Underlying Funds available under the contract. (See The Annuity Contract--The Variable Funding Options). As a result of the periodic review and/or any changes in available Underlying Funds, each model may change and asset classes or sub-classes may be added or deleted. We will provide notice regarding any such changes, and you, in consultation with your registered representative, may wish to revise your Variable Funding Options allocations based on these model and Underlying Fund changes. You are not required to make any changes, and if you take no action your current allocations will continue in effect.

     If you also participate in the Automatic Rebalancing Program, the allocations in your models will be applied under the terms of that program.

     We and our affiliates, including MetLife Advisers, receive greater compensation and/or profits from certain Underlying Funds than we receive from other Underlying Funds. Therefore, it is conceivable that MetLife Advisers may have an incentive to develop models in such a way that larger allocations will be made to more profitable Underlying Funds. Also, MetLife Advisers, in its capacity as investment adviser to certain of the Underlying Funds, may believe that certain Underlying Funds it manages may benefit from additional assets or could be harmed by redemptions. As a fiduciary, MetLife Advisers legally is obligated to disregard these incentives. In addition, MetLife Advisers believes that following the recommendations of an independent third-party to develop and update the asset allocation models may reduce or eliminate the potential for MetLife Advisers to be influenced by these competing interests. As described above, from time to time, MetLife Advisers may select a different consultant to provide these recommendations, to the extent permitted under applicable law.

     For more information about MetLife Advisers and its role as investment adviser for the Asset Allocation Program, please see the disclosure document, which is available to you at no charge, containing information from Part II of its Form ADV, the SEC investment adviser registration form. Your registered representative can provide you this disclosure document, or you can request a copy by writing to MetLife Advisers, LLC, c/o MetLife Investors USA Insurance Company, P.O. Box 10426, Des Moines, Iowa 50306-0426. We may perform certain administrative functions on behalf of our affiliate, MetLife Advisers; however, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available.

In the section entitled "The Annuity Contract," the text of the sixth paragraph on page 16 is replaced with the following:

     The ages of the owner and Annuitant determine which death benefits and certain optional features are available to you. The maximum age may be lower if you purchase your Contact through certain broker dealers. You should discuss this with your financial adviser.

 L-24557                                                November, 2005

                                     PART B

                               MARQUIS PORTFOLIOS


                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


                                NOVEMBER 7, 2005


                                       FOR


           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated November 7, 2005. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling (800) 842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY...................................................       2
PRINCIPAL UNDERWRITER...................................................       2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................       2
VALUATION OF ASSETS.....................................................       3
FEDERAL TAX CONSIDERATIONS..............................................       4
INDEPENDENT REGISTERED PUBIC ACCOUNTING FIRM............................       7
CONDENSED FINANCIAL INFORMATION.........................................       8
FINANCIAL STATEMENTS....................................................     F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company (the "Company") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company's Home Office is located at One Cityplace Hartford, Connecticut 06103-3415 and its telephone number is (860) 308-1000. The Company is an indirect wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. The Travelers Separate Account TM II for Variable Annuities (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

                         TDLLC UNDERWRITING COMMISSIONS

----------------------------------------------------------------------------------------------------------------------
                                      UNDERWRITING COMMISSIONS PAID TO TDLLC    AMOUNT OF UNDERWRITING COMMISSIONS
YEAR                                              BY THE COMPANY                         RETAINED BY TDLLC
----------------------------------------------------------------------------------------------------------------------
2004                                                 $125,706                                   $0
----------------------------------------------------------------------------------------------------------------------
2003                                                 $121,903                                   $0
----------------------------------------------------------------------------------------------------------------------
2002                                                 $103,960                                   $0
----------------------------------------------------------------------------------------------------------------------

                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS

The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and
(b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAs

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(b) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

          (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

          (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

          (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

          (d)  the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account Twelve for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 1.85%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.742           0.770               1,205,734
                                                               2003        0.604           0.742               1,279,434
                                                               2002        0.882           0.604               1,518,451
                                                               2001        1.000           0.882               1,062,490

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2004        0.914           0.998               6,441,697
                                                               2003        0.704           0.914               7,361,827
                                                               2002        0.923           0.704               8,287,863
                                                               2001        1.000           0.923               7,670,884

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2004        0.701           0.746               4,503,692
                                                               2003        0.579           0.701               4,857,063
                                                               2002        0.853           0.579               4,351,369
                                                               2001        1.000           0.853               3,677,961

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.292           1.439               2,010,266
                                                               2003        1.000           1.292                 708,259

   Growth Fund - Class 2 Shares (5/03)                         2004        1.244           1.374               4,723,786
                                                               2003        1.000           1.244               3,148,822

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.249           1.354              10,097,666
                                                               2003        1.000           1.249               4,005,985

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/98)                                            2004        1.088           1.335               2,774,390
                                                               2003        0.776           1.088               3,330,265
                                                               2002        0.894           0.776               3,970,002
                                                               2001        1.008           0.894               4,949,889
                                                               2000        1.500           1.008               4,720,783

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Credit Suisse Trust Emerging Markets Portfolio
   (continued)                                                 1999        0.842           1.500               1,775,067
                                                               1998        1.000           0.842                 436,823

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.702           2.195               5,606,308
                                                               2003        1.293           1.702               6,192,784
                                                               2002        1.260           1.293               6,868,037
                                                               2001        1.180           1.260               6,779,937
                                                               2000        0.915           1.180               6,376,352
                                                               1999        0.957           0.915               2,774,241
                                                               1998        1.000           0.957                 737,088

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.544           1.841               6,456,759
                                                               2003        1.108           1.544               6,579,045
                                                               2002        1.195           1.108               6,021,239
                                                               2001        1.089           1.195               6,081,503
                                                               2000        0.938           1.089               4,013,761
                                                               1999        1.005           0.938               1,995,812
                                                               1998        1.000           1.005                 945,867

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing
   Leaders Portfolio - Initial Shares (9/98)                   2004        1.262           1.379               6,088,968
                                                               2003        0.976           1.262               7,293,805
                                                               2002        1.229           0.976               8,561,232
                                                               2001        1.334           1.229               9,825,253
                                                               2000        1.199           1.334               8,753,265
                                                               1999        0.992           1.199               5,202,767
                                                               1998        1.000           0.992               1,337,518

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                           2004        0.997           1.028              10,945,906
                                                               2003        0.838           0.997              11,883,486
                                                               2002        1.025           0.838              12,274,774
                                                               2001        1.151           1.025              13,580,072
                                                               2000        1.180           1.151              12,695,129
                                                               1999        1.079           1.180               7,731,002
                                                               1998        1.000           1.079               2,235,635

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.179           1.290               7,816,873
                                                               2003        0.875           1.179               9,501,811
                                                               2002        1.250           0.875              10,117,213
                                                               2001        1.502           1.250              10,681,241
                                                               2000        1.833           1.502               9,307,455
                                                               1999        1.071           1.833               4,408,346
                                                               1998        1.000           1.071               1,065,535

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                               2004        1.035           1.144               4,399,835
                                                               2003        0.842           1.035               2,571,733
                                                               2002        1.000           0.842                 896,271

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (11/98)                                      2004        1.357           1.662               3,945,651
                                                               2003        0.904           1.357               4,128,753
                                                               2002        0.922           0.904               4,507,614
                                                               2001        1.022           0.922               4,978,515
                                                               2000        1.532           1.022               4,122,143
                                                               1999        1.018           1.532               2,458,389
                                                               1998        1.000           1.018                 495,430

   Templeton Foreign Securities Fund - Class 2
   Shares (8/98)                                               2004        0.925           1.077              17,004,663
                                                               2003        0.713           0.925              16,455,099
                                                               2002        0.892           0.713              17,138,713
                                                               2001        1.082           0.892              17,300,315
                                                               2000        1.129           1.082              13,874,626
                                                               1999        0.933           1.129               7,581,668
                                                               1998        1.000           0.933               2,007,980

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        0.928           0.991               8,668,819
                                                               2003        0.759           0.928               8,235,348
                                                               2002        0.937           0.759               7,251,517
                                                               2001        1.000           0.937               3,908,301

   Fundamental Value Portfolio (5/01)                          2004        0.965           1.025              17,091,780
                                                               2003        0.709           0.965              18,816,467
   Fundamental Value Portfolio  (continued)                    2002        0.918           0.709              21,108,224
                                                               2001        1.000           0.918              17,418,863

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        0.668           0.732               5,334,168
                                                               2003        0.551           0.668               6,834,833
                                                               2002        0.717           0.551               7,599,052
                                                               2001        0.846           0.717               8,832,282
                                                               2000        1.000           0.846               8,198,518

   International Growth Portfolio - Service
   Shares (5/00)                                               2004        0.568           0.662              14,068,344
                                                               2003        0.430           0.568              17,667,851
                                                               2002        0.590           0.430              21,263,036
                                                               2001        0.785           0.590              27,589,796
                                                               2000        1.000           0.785              21,255,376

   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        0.372           0.440              16,718,474
                                                               2003        0.281           0.372              21,613,332
                                                               2002        0.398           0.281              25,550,416
                                                               2001        0.672           0.398              28,196,365
                                                               2000        1.000           0.672              18,095,927

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.332           1.502                 324,291
                                                               2003        1.000           1.332                 289,150

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.241           1.372               3,454,513
                                                               2003        1.000           1.241               1,298,245

   Mid-Cap Value Portfolio (5/03)                              2004        1.256           1.529               2,710,231
                                                               2003        1.000           1.256                 769,537

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.159           1.193              24,095,570
                                                               2003        1.124           1.159              20,805,234
                                                               2002        1.050           1.124              24,725,625
                                                               2001        1.000           1.050              12,252,780

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                               2004        0.720           0.760                 229,738
                                                               2003        0.555           0.720                 206,726
                                                               2002        0.803           0.555                 550,898
                                                               2001        1.000           0.803                 785,073

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        0.872           0.994               2,495,740
                                                               2003        0.691           0.872               3,179,728
                                                               2002        0.855           0.691               3,950,388
                                                               2001        1.000           0.855               1,826,794

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                               2004        1.279           1.585               1,340,615
                                                               2003        0.871           1.279               1,650,222
                                                               2002        1.085           0.871               2,796,684
                                                               2001        1.000           1.085               2,171,278

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        0.945           1.005               6,208,964
                                                               2003        0.692           0.945               7,178,714
                                                               2002        0.941           0.692               7,212,548
                                                               2001        1.000           0.941               4,256,487

   Investors Fund - Class I (10/98)                            2004        1.186           1.285              15,594,387
                                                               2003        0.913           1.186              17,702,675
                                                               2002        1.209           0.913              19,992,017
                                                               2001        1.285           1.209              21,035,842
                                                               2000        1.135           1.285              10,865,957
                                                               1999        1.036           1.135               5,734,969
                                                               1998        1.000           1.036               1,268,600

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        0.976           0.990               1,060,160
                                                               2003        0.805           0.976                 785,215
                                                               2002        1.000           0.805                 343,455

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.001           1.044               2,340,341

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (5/04)                                     2004        0.998           1.071                  55,753

   Multiple Discipline Portfolio - Large Cap Growth
   and Value (5/04)                                            2004        1.000           1.038                  56,361

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.094           1.254               2,537,649
                                                               2003        0.805           1.094               3,049,994
                                                               2002        1.068           0.805               3,421,028
                                                               2001        1.044           1.068               4,681,770
                                                               2000        0.987           1.044               4,586,723
                                                               1999        1.035           0.987               4,125,225
                                                               1998        1.000           1.035               1,493,135

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.461           1.671               4,069,167
                                                               2003        1.113           1.461               4,972,174
                                                               2002        1.323           1.113               5,790,543
                                                               2001        1.405           1.323               7,079,826
                                                               2000        1.227           1.405               7,708,198
                                                               1999        1.101           1.227               5,718,100
                                                               1998        1.000           1.101               1,019,641

   Equity Income Portfolio (5/03)                              2004        1.237           1.335               1,454,786
                                                               2003        1.000           1.237                 883,221

   Federated High Yield Portfolio (5/02)                       2004        1.172           1.270               3,468,624
                                                               2003        0.975           1.172               4,484,654
                                                               2002        1.000           0.975               3,328,517

   Large Cap Portfolio (8/98)                                  2004        0.901           0.942              24,829,605
                                                               2003        0.736           0.901              27,584,214
                                                               2002        0.971           0.736              30,387,292
                                                               2001        1.197           0.971              33,190,372
                                                               2000        1.426           1.197              29,347,577

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Large Cap Portfolio  (continued)                            1999        1.123           1.426              16,376,413
                                                               1998        1.000           1.123               2,924,400

   Lazard International Stock Portfolio (7/98)                 2004        0.749           0.851              22,482,772
                                                               2003        0.593           0.749              24,813,208
                                                               2002        0.694           0.593              25,859,516
                                                               2001        0.958           0.694              28,052,337
                                                               2000        1.102           0.958              24,405,807
                                                               1999        0.922           1.102              16,263,702
                                                               1998        1.000           0.922               4,798,972

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        0.776           0.882               5,877,900
                                                               2003        0.652           0.776               7,206,415
                                                               2002        0.887           0.652               8,629,778
                                                               2001        1.166           0.887              10,751,648
                                                               2000        1.258           1.166              12,243,636
                                                               1999        1.036           1.258               7,433,610
                                                               1998        1.000           1.036               1,181,631

   MFS Emerging Growth Portfolio (5/01)                        2004        0.662           0.733                 246,489
                                                               2003        0.522           0.662                 321,011
                                                               2002        0.809           0.522                 300,291
                                                               2001        1.000           0.809                 238,799

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.495           0.554              23,434,668
                                                               2003        0.368           0.495              27,359,596
                                                               2002        0.732           0.368              28,227,544
                                                               2001        0.977           0.732              24,034,467
                                                               2000        1.000           0.977              13,193,446

   MFS Value Portfolio (11/98)                                 2004        1.149           1.309              10,298,183
                                                               2003        0.940           1.149              12,601,426
                                                               2002        1.102           0.940              13,934,798
                                                               2001        1.112           1.102              12,607,692
                                                               2000        1.015           1.112               7,660,932
                                                               1999        0.985           1.015               7,231,932
                                                               1998        1.000           0.985               1,602,093

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.324                 563,729
                                                               2003        1.000           1.213                 463,084

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   U.S. Government Securities Portfolio (8/98)                 2004        1.292           1.346              11,574,434
                                                               2003        1.280           1.292              13,810,996
                                                               2002        1.148           1.280              19,221,221
                                                               2001        1.105           1.148              17,835,943
                                                               2000        0.984           1.105              15,574,711
                                                               1999        1.045           0.984               6,963,749
                                                               1998        1.000           1.045               1,161,742

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        0.940           0.983              17,546,632
                                                               2003        0.741           0.940              22,030,580
                                                               2002        0.991           0.741              24,975,827
                                                               2001        1.325           0.991              18,368,884
                                                               2000        1.506           1.325              18,036,975
                                                               1999        1.073           1.506              10,806,635
                                                               1998        1.000           1.073               2,034,539

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.994                 330,394

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        0.837           0.904              26,675,247
                                                               2003        0.634           0.837              30,976,709
                                                               2002        0.959           0.634              30,374,545
                                                               2001        1.018           0.959              28,655,860
                                                               2000        1.000           1.018              10,356,572

   Smith Barney High Income Portfolio (8/98)                   2004        0.969           1.051              13,656,084
                                                               2003        0.774           0.969              15,488,428
                                                               2002        0.815           0.774              18,451,057
                                                               2001        0.863           0.815              19,648,417
                                                               2000        0.956           0.863              17,017,132
                                                               1999        0.949           0.956              11,834,439
                                                               1998        1.000           0.949               2,336,688

   Smith Barney Large Capitalization Growth
   Portfolio (8/98)                                            2004        1.254           1.236              39,932,659
                                                               2003        0.866           1.254              42,999,110
                                                               2002        1.173           0.866              46,166,489
                                                               2001        1.366           1.173              51,569,359
                                                               2000        1.495           1.366              43,087,412

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Smith Barney Large Capitalization Growth Portfolio
   (continued)                                                 1999        1.164           1.495              22,901,699
                                                               1998        1.000           1.164               4,295,306

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        0.946           1.025               6,921,765
                                                               2003        0.742           0.946               7,557,573
                                                               2002        0.935           0.742               7,828,725
                                                               2001        1.000           0.935               3,433,670

   Smith Barney Money Market Portfolio (9/98)                  2004        1.084           1.074              16,283,666
                                                               2003        1.097           1.084              18,649,579
                                                               2002        1.104           1.097              25,766,671
                                                               2001        1.084           1.104              25,680,889
                                                               2000        1.041           1.084              13,337,251
                                                               1999        1.013           1.041              10,341,808
                                                               1998        1.000           1.013               5,361,023

   Strategic Equity Portfolio (5/01)                           2004        0.692           0.749               1,222,660
                                                               2003        0.532           0.692               1,447,330
                                                               2002        0.816           0.532               1,463,560
                                                               2001        1.000           0.816               1,291,445

   Travelers Managed Income Portfolio (7/98)                   2004        1.170           1.181              43,593,117
                                                               2003        1.099           1.170              47,014,857
                                                               2002        1.096           1.099              51,117,577
                                                               2001        1.046           1.096              59,077,787
                                                               2000        0.987           1.046              45,515,502
                                                               1999        0.997           0.987              28,494,450
                                                               1998        1.000           0.997               8,972,968

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.669           0.702                 973,321
                                                               2003        0.537           0.669               1,049,128
                                                               2002        0.812           0.537               1,125,440
                                                               2001        1.000           0.812               1,158,423

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        0.958           1.088               2,109,921
                                                               2003        0.688           0.958               2,445,464

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Smith Barney Small Cap Growth Opportunities Portfolio
   (continued)                                                 2002        0.942           0.688               2,500,836
                                                               2001        1.000           0.942               1,584,397

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.229           1.504               3,538,038
                                                               2003        0.905           1.229               3,795,417
                                                               2002        1.025           0.905               3,484,259
                                                               2001        1.000           1.025               1,488,974

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 1.95%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.958           0.994                  21,885
                                                               2003        0.781           0.958                  21,117
                                                               2002        1.142           0.781                  21,020
                                                               2001        1.000           1.142                  15,655

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2004        1.131           1.234                  68,990
                                                               2003        0.872           1.131                 106,968
                                                               2002        1.144           0.872                 189,682
                                                               2001        1.000           1.144                  60,676

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2004        0.970           1.031                  44,282
                                                               2003        0.802           0.970                  46,122
                                                               2002        1.183           0.802                  40,675
                                                               2001        1.000           1.183                  19,140

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.291           1.437                  50,169
                                                               2003        1.000           1.291                       -

   Growth Fund - Class 2 Shares (5/03)                         2004        1.244           1.372                  18,389
                                                               2003        1.000           1.244                   3,711

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.248           1.351                 137,536
                                                               2003        1.000           1.248                  21,629

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/98)                                            2004        1.469           1.799                     888
                                                               2003        1.048           1.469                     995
                                                               2002        1.208           1.048                     954
                                                               2001        1.000           1.208                   2,951

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.482           1.910                  28,436
                                                               2003        1.128           1.482                  85,164

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Delaware VIP REIT Series - Standard Class
   (continued)                                                 2002        1.100           1.128                  85,591
                                                               2001        1.000           1.100                  12,355

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.538           1.833                  66,505
                                                               2003        1.105           1.538                  83,010
                                                               2002        1.193           1.105                  73,579
                                                               2001        1.000           1.193                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing
   Leaders Portfolio - Initial Shares (9/98)                   2004        1.214           1.325                   7,246
                                                               2003        0.940           1.214                   8,556
                                                               2002        1.185           0.940                   9,900
                                                               2001        1.000           1.185                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                           2004        1.082           1.114                  21,475
                                                               2003        0.910           1.082                  21,527
                                                               2002        1.115           0.910                  21,964
                                                               2001        1.000           1.115                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.155           1.263                  47,352
                                                               2003        0.858           1.155                  50,177
                                                               2002        1.227           0.858                  65,061
                                                               2001        1.000           1.227                  18,290

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                               2004        1.033           1.141                  22,328
                                                               2003        0.842           1.033                   3,916
                                                               2002        1.000           0.842                  91,321

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (11/98)                                      2004        1.673           2.046                  55,213
                                                               2003        1.115           1.673                  16,266
                                                               2002        1.138           1.115                  22,281
                                                               2001        1.000           1.138                  36,198

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Templeton Foreign Securities Fund - Class 2
   Shares (8/98)                                               2004        1.174           1.365                  78,323
                                                               2003        0.906           1.174                  96,582
                                                               2002        1.134           0.906                 104,226
                                                               2001        1.000           1.134                   7,450

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        1.123           1.198                 109,094
                                                               2003        0.919           1.123                 133,048
                                                               2002        1.136           0.919                 147,859
                                                               2001        1.000           1.136                  51,956

   Fundamental Value Portfolio (5/01)                          2004        1.230           1.306                 254,699
                                                               2003        0.905           1.230                 306,485
                                                               2002        1.172           0.905                 320,859
                                                               2001        1.000           1.172                  45,310

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        1.046           1.146                  19,631
                                                               2003        0.864           1.046                  19,814
                                                               2002        1.126           0.864                  19,027
                                                               2001        1.000           1.126                  17,950

   International Growth Portfolio - Service
   Shares (5/00)                                               2004        1.125           1.310                   1,482
                                                               2003        0.853           1.125                   1,617
                                                               2002        1.171           0.853                   1,689
                                                               2001        1.000           1.171                  11,741

   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.079           1.275                     710
                                                               2003        0.816           1.079                     712
                                                               2002        1.158           0.816                   8,606
                                                               2001        1.000           1.158                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.500                       -
                                                               2003        1.000           1.331                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.370                       -
                                                               2003        1.000           1.240                       -

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.527                  10,080
                                                               2003        1.000           1.255                   7,417

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.105           1.136                 318,487
                                                               2003        1.072           1.105                 451,327
                                                               2002        1.003           1.072                 502,635
                                                               2001        1.000           1.003                  77,479

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                               2004        1.102           1.163                   6,759
                                                               2003        0.851           1.102                   7,308
                                                               2002        1.233           0.851                   7,931
                                                               2001        1.000           1.233                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.158           1.319                  22,707
                                                               2003        0.918           1.158                  25,983
                                                               2002        1.137           0.918                  31,162
                                                               2001        1.000           1.137                  19,860

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                               2004        1.436           1.777                     536
                                                               2003        0.978           1.436                     623
                                                               2002        1.221           0.978                   8,247
                                                               2001        1.000           1.221                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        1.129           1.200                  31,425
                                                               2003        0.828           1.129                  48,032
                                                               2002        1.127           0.828                  59,851
                                                               2001        1.000           1.127                       -

   Investors Fund - Class I (10/98)                            2004        1.110           1.201                  74,997
                                                               2003        0.855           1.110                 107,698

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Investors Fund - Class I  (continued)                       2002        1.133           0.855                 212,764
                                                               2001        1.000           1.133                  34,772

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        0.974           0.987                       -
                                                               2003        0.804           0.974                       -
                                                               2002        1.000           0.804                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.001           1.043                  38,045

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (5/04)                                     2004        0.998           1.070                       -

   Multiple Discipline Portfolio - Large Cap Growth
   and Value (5/04)                                            2004        1.000           1.037                       -

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.220           1.397                       -
                                                               2003        0.899           1.220                       -
                                                               2002        1.193           0.899                       -
                                                               2001        1.000           1.193                       -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.316           1.503                       -
                                                               2003        1.003           1.316                       -
                                                               2002        1.194           1.003                       -
                                                               2001        1.000           1.194                       -

   Equity Income Portfolio (5/03)                              2004        1.237           1.333                       -
                                                               2003        1.000           1.237                       -

   Federated High Yield Portfolio (5/02)                       2004        1.170           1.267                  21,929
                                                               2003        0.975           1.170                  37,994
                                                               2002        1.000           0.975                  30,894

   Large Cap Portfolio (8/98)                                  2004        1.053           1.100                  84,064
                                                               2003        0.861           1.053                  80,471

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Large Cap Portfolio  (continued)                            2002        1.137           0.861                  68,965
                                                               2001        1.000           1.137                  41,458

   Lazard International Stock Portfolio (7/98)                 2004        1.140           1.294                  61,533
                                                               2003        0.904           1.140                  64,055
                                                               2002        1.059           0.904                  67,716
                                                               2001        1.000           1.059                  37,021

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        1.004           1.141                   9,011
                                                               2003        0.845           1.004                   9,413
                                                               2002        1.151           0.845                  10,691
                                                               2001        1.000           1.151                   8,779

   MFS Emerging Growth Portfolio (5/01)                        2004        0.995           1.100                   4,836
                                                               2003        0.786           0.995                   5,336
                                                               2002        1.218           0.786                   5,344
                                                               2001        1.000           1.218                       -

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.824           0.922                 129,307
                                                               2003        0.613           0.824                 146,040
                                                               2002        1.221           0.613                 181,227
                                                               2001        1.000           1.221                  65,638

   MFS Value Portfolio (11/98)                                 2004        1.172           1.333                  81,054
                                                               2003        0.959           1.172                  81,272
                                                               2002        1.126           0.959                  95,993
                                                               2001        1.000           1.126                  40,857

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.321                       -
                                                               2003        1.000           1.212                       -

   U.S. Government Securities Portfolio (8/98)                 2004        1.121           1.166                  38,491
                                                               2003        1.112           1.121                  39,671
                                                               2002        0.998           1.112                 141,490
                                                               2001        1.000           0.998                  27,323

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        1.142           1.193                   2,055
                                                               2003        0.900           1.142                   2,301

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   AIM Capital Appreciation Portfolio  (continued)             2002        1.206           0.900                   2,482
                                                               2001        1.000           1.206                   4,291

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.994                       -

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        1.057           1.139                 166,530
                                                               2003        0.801           1.057                 754,632
                                                               2002        1.213           0.801                 768,352
                                                               2001        1.000           1.213                  33,928

   Smith Barney High Income Portfolio (8/98)                   2004        1.231           1.333                  38,527
                                                               2003        0.984           1.231                  34,465
                                                               2002        1.037           0.984                  36,175
                                                               2001        1.000           1.037                  22,439

   Smith Barney Large Capitalization Growth
   Portfolio (8/98)                                            2004        1.261           1.241                 157,766
                                                               2003        0.871           1.261                 156,369
                                                               2002        1.181           0.871                 254,763
                                                               2001        1.000           1.181                  32,597

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        1.244           1.347                  61,162
                                                               2003        0.978           1.244                  77,854
                                                               2002        1.232           0.978                  78,770
                                                               2001        1.000           1.232                  19,454

   Smith Barney Money Market Portfolio (9/98)                  2004        0.981           0.970                  53,765
                                                               2003        0.993           0.981                  56,356
                                                               2002        1.000           0.993                  82,752
                                                               2001        1.000           1.000                  36,958

   Strategic Equity Portfolio (5/01)                           2004        0.972           1.051                  14,420
                                                               2003        0.748           0.972                  14,881
                                                               2002        1.148           0.748                  14,899
                                                               2001        1.000           1.148                       -

   Travelers Managed Income Portfolio (7/98)                   2004        1.045           1.054                 237,665
                                                               2003        0.982           1.045                 242,729

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Travelers Managed Income Portfolio  (continued)             2002        0.980           0.982                 357,569
                                                               2001        1.000           0.980                 177,069

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.932           0.976                  21,578
                                                               2003        0.748           0.932                  36,299
                                                               2002        1.133           0.748                  36,323
                                                               2001        1.000           1.133                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.233           1.398                  62,886
                                                               2003        0.886           1.233                  79,146
                                                               2002        1.215           0.886                  80,922
                                                               2001        1.000           1.215                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.344           1.643                 152,004
                                                               2003        0.991           1.344                 157,932
                                                               2002        1.123           0.991                 148,745
                                                               2001        1.000           1.123                  15,974

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.10%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        0.955           0.989                 173,459
                                                               2003        0.780           0.955                 174,862
                                                               2002        1.142           0.780                 188,376
                                                               2001        1.000           1.142                  77,881

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2004        1.127           1.228               2,404,331
                                                               2003        0.871           1.127               2,359,557
                                                               2002        1.144           0.871               1,324,525
                                                               2001        1.000           1.144                 433,464

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2004        0.967           1.026                 774,344
                                                               2003        0.801           0.967               1,229,563
                                                               2002        1.182           0.801                 368,128
                                                               2001        1.000           1.182                 642,184

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.290           1.433               1,526,780
                                                               2003        1.000           1.290                 465,965

   Growth Fund - Class 2 Shares (5/03)                         2004        1.242           1.369               6,272,801
                                                               2003        1.000           1.242               2,228,383

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.247           1.348               7,597,763
                                                               2003        1.000           1.247               2,218,734

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/98)                                            2004        1.464           1.791                 139,033
                                                               2003        1.046           1.464                 156,838
                                                               2002        1.208           1.046                  91,419
                                                               2001        1.000           1.208                  11,914

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.477           1.901               2,450,775
                                                               2003        1.126           1.477               1,544,105

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Delaware VIP REIT Series - Standard Class
   (continued)                                                 2002        1.100           1.126                 385,208
                                                               2001        1.000           1.100                  87,129

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.533           1.824               2,234,318
                                                               2003        1.103           1.533               1,398,791
                                                               2002        1.193           1.103                 464,807
                                                               2001        1.000           1.193                  61,060

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing
   Leaders Portfolio - Initial Shares (9/98)                   2004        1.210           1.319                 382,760
                                                               2003        0.938           1.210                 347,394
                                                               2002        1.185           0.938                 211,836
                                                               2001        1.000           1.185                  66,604

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                           2004        1.078           1.109               2,211,490
                                                               2003        0.909           1.078                 675,023
                                                               2002        1.114           0.909                 273,513
                                                               2001        1.000           1.114                  53,041

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.151           1.257               1,968,975
                                                               2003        0.857           1.151               1,787,262
                                                               2002        1.227           0.857                 376,676
                                                               2001        1.000           1.227                  47,052

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                               2004        1.030           1.137               1,489,589
                                                               2003        0.841           1.030                 785,960
                                                               2002        1.000           0.841                  72,324

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (11/98)                                      2004        1.667           2.036               1,421,295
                                                               2003        1.113           1.667                 793,163
                                                               2002        1.138           1.113                 175,803
                                                               2001        1.000           1.138                  28,505

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Templeton Foreign Securities Fund - Class 2
   Shares (8/98)                                               2004        1.170           1.358               5,959,278
                                                               2003        0.904           1.170               3,633,035
                                                               2002        1.133           0.904                 581,551
                                                               2001        1.000           1.133                  51,101

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        1.119           1.192               2,707,688
                                                               2003        0.917           1.119               1,982,492
                                                               2002        1.136           0.917                 767,635
                                                               2001        1.000           1.136                 301,770

   Fundamental Value Portfolio (5/01)                          2004        1.226           1.299               5,197,043
                                                               2003        0.903           1.226               3,618,482
                                                               2002        1.172           0.903               1,856,925
                                                               2001        1.000           1.172                 655,357

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        1.043           1.141                 138,228
                                                               2003        0.862           1.043                 119,080
                                                               2002        1.126           0.862                 117,085
                                                               2001        1.000           1.126                 555,506

   International Growth Portfolio - Service
   Shares (5/00)                                               2004        1.121           1.303                 380,495
                                                               2003        0.851           1.121                 546,072
                                                               2002        1.171           0.851                 106,103
                                                               2001        1.000           1.171                  50,978

   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.075           1.268                 341,062
                                                               2003        0.815           1.075                 457,783
                                                               2002        1.157           0.815                  70,170
                                                               2001        1.000           1.157                  43,567

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.496                 692,654
                                                               2003        1.000           1.330                 104,407

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.366               3,210,132
                                                               2003        1.000           1.239               1,315,578

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.523               3,639,144
                                                               2003        1.000           1.254               1,391,763

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.101           1.131              15,243,660
                                                               2003        1.070           1.101               9,367,828
                                                               2002        1.002           1.070               3,650,929
                                                               2001        1.000           1.002                 932,812

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                               2004        1.099           1.157                  31,231
                                                               2003        0.850           1.099                  30,741
                                                               2002        1.233           0.850                  33,270
                                                               2001        1.000           1.233                  21,987

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.154           1.313                 507,053
                                                               2003        0.917           1.154                 754,014
                                                               2002        1.137           0.917                 360,935
                                                               2001        1.000           1.137                  77,809

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                               2004        1.431           1.769                 487,752
                                                               2003        0.976           1.431                 395,754
                                                               2002        1.220           0.976                 191,001
                                                               2001        1.000           1.220                  37,235

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        1.126           1.194                 964,447
                                                               2003        0.827           1.126               1,369,096
                                                               2002        1.127           0.827                 819,215
                                                               2001        1.000           1.127                 173,026

   Investors Fund - Class I (10/98)                            2004        1.106           1.196               2,253,394
                                                               2003        0.854           1.106               1,837,879

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Investors Fund - Class I  (continued)                       2002        1.133           0.854               1,005,163
                                                               2001        1.000           1.133                 220,043

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        0.971           0.983                 848,997
                                                               2003        0.803           0.971                 402,294
                                                               2002        1.000           0.803                 148,905

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.001           1.042               1,505,018

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (5/04)                                     2004        0.998           1.069                 465,661

   Multiple Discipline Portfolio - Large Cap Growth
   and Value (5/04)                                            2004        1.000           1.036                 289,321

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.216           1.391                       -
                                                               2003        0.897           1.216                       -
                                                               2002        1.193           0.897                       -
                                                               2001        1.000           1.193                       -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.311           1.495                       -
                                                               2003        1.001           1.311                       -
                                                               2002        1.193           1.001                       -
                                                               2001        1.000           1.193                       -

   Equity Income Portfolio (5/03)                              2004        1.235           1.329               1,801,203
                                                               2003        1.000           1.235               1,020,254

   Federated High Yield Portfolio (5/02)                       2004        1.167           1.262               3,353,640
                                                               2003        0.974           1.167               1,826,676
                                                               2002        1.000           0.974                 208,526

   Large Cap Portfolio (8/98)                                  2004        1.049           1.094               1,947,535
                                                               2003        0.859           1.049               1,766,727

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Large Cap Portfolio  (continued)                            2002        1.137           0.859                 585,787
                                                               2001        1.000           1.137                  77,150

   Lazard International Stock Portfolio (7/98)                 2004        1.136           1.287               5,119,168
                                                               2003        0.902           1.136               2,857,308
                                                               2002        1.058           0.902                 957,940
                                                               2001        1.000           1.058                 106,751

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        1.001           1.136                 138,342
                                                               2003        0.843           1.001                 112,239
                                                               2002        1.151           0.843                  82,716
                                                               2001        1.000           1.151                  59,692

   MFS Emerging Growth Portfolio (5/01)                        2004        0.992           1.095                 120,049
                                                               2003        0.784           0.992                 141,930
                                                               2002        1.218           0.784                  48,941
                                                               2001        1.000           1.218                   1,253

   MFS Mid Cap Growth Portfolio (5/00)                         2004        0.821           0.917               3,154,274
                                                               2003        0.612           0.821               2,905,336
                                                               2002        1.221           0.612               1,401,208
                                                               2001        1.000           1.221                 191,437

   MFS Value Portfolio (11/98)                                 2004        1.168           1.326               2,695,357
                                                               2003        0.957           1.168               2,758,053
                                                               2002        1.125           0.957               1,012,827
                                                               2001        1.000           1.125                 213,699

   Pioneer Fund Portfolio (5/03)                               2004        1.211           1.318                 365,864
                                                               2003        1.000           1.211                 223,609

   U.S. Government Securities Portfolio (8/98)                 2004        1.117           1.161               1,747,149
                                                               2003        1.110           1.117               1,211,784
                                                               2002        0.998           1.110                 951,673
                                                               2001        1.000           0.998                 267,096

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        1.138           1.187                 357,744
                                                               2003        0.899           1.138                 287,290

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   AIM Capital Appreciation Portfolio  (continued)             2002        1.206           0.899                  67,654
                                                               2001        1.000           1.206                     822

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.993                 757,416

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        1.053           1.134               7,656,226
                                                               2003        0.799           1.053               4,466,282
                                                               2002        1.212           0.799               2,012,701
                                                               2001        1.000           1.212               1,056,299

   Smith Barney High Income Portfolio (8/98)                   2004        1.227           1.327               1,425,015
                                                               2003        0.982           1.227               1,000,019
                                                               2002        1.037           0.982                 283,108
                                                               2001        1.000           1.037                  76,534

   Smith Barney Large Capitalization Growth
   Portfolio (8/98)                                            2004        1.257           1.235               8,241,514
                                                               2003        0.870           1.257               4,983,077
                                                               2002        1.181           0.870               2,021,347
                                                               2001        1.000           1.181                 540,144

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        1.240           1.341               3,066,625
                                                               2003        0.976           1.240               2,660,894
                                                               2002        1.232           0.976                 962,056
                                                               2001        1.000           1.232                 150,616

   Smith Barney Money Market Portfolio (9/98)                  2004        0.977           0.965               4,780,485
                                                               2003        0.992           0.977               3,224,526
                                                               2002        1.000           0.992               2,136,289
                                                               2001        1.000           1.000                 514,730

   Strategic Equity Portfolio (5/01)                           2004        0.969           1.045                 459,029
                                                               2003        0.746           0.969                 357,922
                                                               2002        1.147           0.746                 111,003
                                                               2001        1.000           1.147                  60,428

   Travelers Managed Income Portfolio (7/98)                   2004        1.041           1.049               9,690,173
                                                               2003        0.981           1.041               7,805,365

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Travelers Managed Income Portfolio  (continued)             2002        0.980           0.981               3,230,893
                                                               2001        1.000           0.980                 728,910

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        0.929           0.972                 241,172
                                                               2003        0.747           0.929                 272,531
                                                               2002        1.133           0.747                 152,259
                                                               2001        1.000           1.133                  77,131

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.229           1.391                 797,779
                                                               2003        0.884           1.229                 572,008
                                                               2002        1.214           0.884                 236,075
                                                               2001        1.000           1.214                  49,363

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.339           1.635               1,651,689
                                                               2003        0.989           1.339               1,164,895
                                                               2002        1.123           0.989                 261,059
                                                               2001        1.000           1.123                  75,949

                         CONDENSED FINANCIAL INFORMATION



                         SEPARATE ACCOUNT CHARGES 2.25%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.262           1.305                       -
                                                               2003        1.000           1.262                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2004        1.329           1.446                 484,004
                                                               2003        1.000           1.329                 227,532

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2004        1.250           1.324                 357,309
                                                               2003        1.000           1.250                 267,913

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.288           1.430               2,200,859
                                                               2003        1.000           1.288                 914,212

   Growth Fund - Class 2 Shares (5/03)                         2004        1.241           1.365               7,302,198
                                                               2003        1.000           1.241               3,253,276

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.246           1.345               8,393,182
                                                               2003        1.000           1.246               2,734,692

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/98)                                            2004        1.442           1.762                  10,777
                                                               2003        1.000           1.442                  11,337

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.364           1.753               1,584,321
                                                               2003        1.000           1.364                 871,698

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.458           1.731               1,289,003
                                                               2003        1.000           1.458                 674,431

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing
   Leaders Portfolio - Initial Shares (9/98)                   2004        1.347           1.467                 171,958
                                                               2003        1.000           1.347                  87,769

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                           2004        1.241           1.275                 725,577
                                                               2003        1.000           1.241                 442,816

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.400           1.526               1,526,199
                                                               2003        1.000           1.400               1,119,874

   Mutual Shares Securities Fund - Class 2 Shares (5/02)       2004        1.263           1.391               1,645,352
                                                               2003        1.000           1.263                 814,594

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (11/98)                                      2004        1.513           1.846               1,050,348
                                                               2003        1.000           1.513                 460,993

   Templeton Foreign Securities Fund - Class 2
   Shares (8/98)                                               2004        1.347           1.561               3,659,739
                                                               2003        1.000           1.347               1,542,049

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        1.257           1.338               3,197,018
                                                               2003        1.000           1.257               1,975,761

   Fundamental Value Portfolio (5/01)                          2004        1.420           1.503               3,559,341
                                                               2003        1.000           1.420               1,889,614

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        1.245           1.359                  17,227
                                                               2003        1.000           1.245                  16,789

   International Growth Portfolio - Service
   Shares (5/00)                                               2004        1.408           1.634                 101,843
                                                               2003        1.000           1.408                 188,747

   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.351           1.592                 282,336
                                                               2003        1.000           1.351                 367,583

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.492                 158,979
                                                               2003        1.000           1.328                 113,935

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.363               2,824,721
                                                               2003        1.000           1.237               1,163,832

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.519               4,278,276
                                                               2003        1.000           1.252               1,982,499

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.022           1.048              11,809,695
                                                               2003        1.000           1.022               5,186,452

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                               2004        1.333           1.402                   2,297
                                                               2003        1.000           1.333                   2,275

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.329           1.510                 177,649
                                                               2003        1.000           1.329                 123,759

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                               2004        1.541           1.902                 335,159
                                                               2003        1.000           1.541                 192,053

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        1.401           1.484                 449,721
                                                               2003        1.000           1.401                 212,563

   Investors Fund - Class I (10/98)                            2004        1.341           1.447               1,284,573
                                                               2003        1.000           1.341                 800,109

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        1.252           1.265                 589,089
                                                               2003        1.000           1.252                 298,164

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.001           1.041               6,179,426

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (5/04)                                     2004        0.998           1.068                 622,767

   Multiple Discipline Portfolio - Large Cap Growth
   and Value (5/04)                                            2004        1.000           1.035                 739,669

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.451           1.657                       -
                                                               2003        1.000           1.451                       -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.366           1.555                       -
                                                               2003        1.000           1.366                       -

   Equity Income Portfolio (5/03)                              2004        1.234           1.326                 939,586
                                                               2003        1.000           1.234                 511,975

   Federated High Yield Portfolio (5/02)                       2004        1.186           1.280               2,708,708
                                                               2003        1.000           1.186               1,564,317

   Large Cap Portfolio (8/98)                                  2004        1.256           1.308                 984,150
                                                               2003        1.000           1.256                 620,861

   Lazard International Stock Portfolio (7/98)                 2004        1.318           1.492               2,055,744
                                                               2003        1.000           1.318                 879,858

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        1.236           1.400                  35,095
                                                               2003        1.000           1.236                  14,244

   MFS Emerging Growth Portfolio (5/01)                        2004        1.281           1.412                  29,597
                                                               2003        1.000           1.281                  13,938

   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.350           1.506                 900,000
                                                               2003        1.000           1.350                 529,759

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   MFS Value Portfolio (11/98)                                 2004        1.280           1.452               1,089,185
                                                               2003        1.000           1.280               1,010,704

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.315                 385,499
                                                               2003        1.000           1.210                 297,037

   U.S. Government Securities Portfolio (8/98)                 2004        1.007           1.045                 984,777
                                                               2003        1.000           1.007                 362,745

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        1.298           1.352                 283,781
                                                               2003        1.000           1.298                 215,165

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.992               1,072,675

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        1.345           1.445               4,753,800
                                                               2003        1.000           1.345               2,580,040

   Smith Barney High Income Portfolio (8/98)                   2004        1.223           1.321               1,723,131
                                                               2003        1.000           1.223               1,049,128

   Smith Barney Large Capitalization Growth
   Portfolio (8/98)                                            2004        1.456           1.429               4,374,147
                                                               2003        1.000           1.456               2,303,053

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        1.322           1.427               1,936,426
                                                               2003        1.000           1.322               1,246,271

   Smith Barney Money Market Portfolio (9/98)                  2004        0.986           0.973               2,954,897
                                                               2003        1.000           0.986                 844,055

   Strategic Equity Portfolio (5/01)                           2004        1.313           1.415                 104,085
                                                               2003        1.000           1.313                  66,114

   Travelers Managed Income Portfolio (7/98)                   2004        1.055           1.061               4,426,510
                                                               2003        1.000           1.055               1,849,660

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        1.251           1.306                  83,134
                                                               2003        1.000           1.251                  67,027

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.441           1.629               1,106,896
                                                               2003        1.000           1.441                 306,971

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.409           1.718               1,096,562
                                                               2003        1.000           1.409                 608,924

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.


                         SEPARATE ACCOUNT CHARGES 2.35%

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Premier Equity Fund - Series I (5/01)              2004        1.261           1.302                       -
                                                               2003        1.000           1.261                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (5/01)                                              2004        1.328           1.443                       -
                                                               2003        1.000           1.328                       -

   AllianceBernstein Premier Growth Portfolio -
   Class B (5/01)                                              2004        1.249           1.321                       -
                                                               2003        1.000           1.249                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (5/03)                  2004        1.287           1.427                   9,281
                                                               2003        1.000           1.287                   9,281

   Growth Fund - Class 2 Shares (5/03)                         2004        1.240           1.363                   8,000
                                                               2003        1.000           1.240                   8,000

   Growth-Income Fund - Class 2 Shares (5/03)                  2004        1.245           1.342                  26,940
                                                               2003        1.000           1.245                  16,887

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets
   Portfolio (7/98)                                            2004        1.441           1.758                       -
                                                               2003        1.000           1.441                       -

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (8/98)            2004        1.363           1.750                  19,873
                                                               2003        1.000           1.363                  13,505

   Delaware VIP Small Cap Value Series - Standard
   Class (11/98)                                               2004        1.456           1.728                  37,180
                                                               2003        1.000           1.456                  21,929

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing
   Leaders Portfolio - Initial Shares (9/98)                   2004        1.346           1.464                       -
                                                               2003        1.000           1.346                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (8/98)                           2004        1.240           1.273                  18,676
                                                               2003        1.000           1.240                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (12/98)            2004        1.399           1.523                  27,179
                                                               2003        1.000           1.399                  35,818

   Mutual Shares Securities Fund - Class 2
   Shares (5/02)                                               2004        1.262           1.389                  61,960
                                                               2003        1.000           1.262                  62,488

   Templeton Developing Markets Securities Fund -
   Class 2 Shares (11/98)                                      2004        1.512           1.842                   9,005
                                                               2003        1.000           1.512                   3,028

   Templeton Foreign Securities Fund - Class 2
   Shares (8/98)                                               2004        1.346           1.558                  56,995
                                                               2003        1.000           1.346                 307,258

Greenwich Street Series Fund
   Appreciation Portfolio (5/01)                               2004        1.256           1.335                  26,073
                                                               2003        1.000           1.256                  23,846

   Fundamental Value Portfolio (5/01)                          2004        1.419           1.500                  29,802
                                                               2003        1.000           1.419                 468,509

Janus Aspen Series
   Growth and Income Portfolio - Service Shares (5/00)         2004        1.244           1.357                       -
                                                               2003        1.000           1.244                       -

   International Growth Portfolio - Service
   Shares (5/00)                                               2004        1.407           1.631                       -
                                                               2003        1.000           1.407                       -

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   Mid Cap Growth Portfolio - Service Shares (5/00)            2004        1.350           1.589                       -
                                                               2003        1.000           1.350                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.327           1.490                       -
                                                               2003        1.000           1.327                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.361                  44,374
                                                               2003        1.000           1.237                  15,381

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.517                  49,755
                                                               2003        1.000           1.252                  15,556

PIMCO Variable Insurance Trust
   Total Return Portfolio - Administrative Class (5/01)        2004        1.022           1.047                  96,919
                                                               2003        1.000           1.022                  29,098

Putnam Variable Trust
   Putnam VT Discovery Growth Fund - Class IB
   Shares (5/01)                                               2004        1.332           1.399                       -
                                                               2003        1.000           1.332                       -

   Putnam VT International Equity Fund - Class IB
   Shares (5/01)                                               2004        1.328           1.507                       -
                                                               2003        1.000           1.328                       -

   Putnam VT Small Cap Value Fund - Class IB
   Shares (5/01)                                               2004        1.540           1.899                       -
                                                               2003        1.000           1.540                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (5/01)                               2004        1.400           1.481                  79,709
                                                               2003        1.000           1.400                  62,932

   Investors Fund - Class I (10/98)                            2004        1.340           1.444                  39,630
                                                               2003        1.000           1.340                  19,278

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/02)             2004        1.251           1.263                       -
                                                               2003        1.000           1.251                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (5/04)                                                2004        1.001           1.040                  15,647

   Multiple Discipline Portfolio - Global All Cap
   Growth and Value (5/04)                                     2004        0.998           1.067                       -

   Multiple Discipline Portfolio - Large Cap Growth
   and Value (5/04)                                            2004        1.000           1.034                  76,304

Strong Variable Insurance Funds, Inc.
   Strong Multi Cap Value Fund II (11/98)                      2004        1.450           1.653                       -
                                                               2003        1.000           1.450                       -

The Travelers Series Trust
   Disciplined Mid Cap Stock Portfolio (8/98)                  2004        1.365           1.552                       -
                                                               2003        1.000           1.365                       -

   Equity Income Portfolio (5/03)                              2004        1.233           1.324                   6,821
                                                               2003        1.000           1.233                       -

   Federated High Yield Portfolio (5/02)                       2004        1.185           1.278                  61,352
                                                               2003        1.000           1.185                  79,824

   Large Cap Portfolio (8/98)                                  2004        1.255           1.305                       -
                                                               2003        1.000           1.255                       -

   Lazard International Stock Portfolio (7/98)                 2004        1.317           1.489                  17,381
                                                               2003        1.000           1.317                       -

   Merrill Lynch Large Cap Core Portfolio (11/98)              2004        1.235           1.398                       -
                                                               2003        1.000           1.235                       -

   MFS Emerging Growth Portfolio (5/01)                        2004        1.280           1.409                   8,818
                                                               2003        1.000           1.280                   8,314

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
   MFS Mid Cap Growth Portfolio (5/00)                         2004        1.348           1.503                  16,019
                                                               2003        1.000           1.348                  11,981

   MFS Value Portfolio (11/98)                                 2004        1.279           1.449                       -
                                                               2003        1.000           1.279                       -

   Pioneer Fund Portfolio (5/03)                               2004        1.209           1.313                   8,495
                                                               2003        1.000           1.209                       -

   U.S. Government Securities Portfolio (8/98)                 2004        1.006           1.043                  10,085
                                                               2003        1.000           1.006                  13,081

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (8/98)                   2004        1.297           1.349                   1,694
                                                               2003        1.000           1.297                   1,730

   SB Adjustable Rate Income Portfolio - Class I
   Shares (5/04)                                               2004        1.000           0.991                       -

   Smith Barney Aggressive Growth Portfolio (5/00)             2004        1.343           1.443                 111,209
                                                               2003        1.000           1.343                 280,940

   Smith Barney High Income Portfolio (8/98)                   2004        1.222           1.319                  47,830
                                                               2003        1.000           1.222                  26,854

   Smith Barney Large Capitalization Growth
   Portfolio (8/98)                                            2004        1.455           1.426                  67,975
                                                               2003        1.000           1.455                 306,622

   Smith Barney Mid Cap Core Portfolio (5/01)                  2004        1.321           1.424                  24,184
                                                               2003        1.000           1.321                  23,301

   Smith Barney Money Market Portfolio (9/98)                  2004        0.985           0.971                  43,883
                                                               2003        1.000           0.985                  31,732

   Strategic Equity Portfolio (5/01)                           2004        1.312           1.412                       -
                                                               2003        1.000           1.312                       -

   Travelers Managed Income Portfolio (7/98)                   2004        1.054           1.059                  88,943
                                                               2003        1.000           1.054                 734,438

                         CONDENSED FINANCIAL INFORMATION

                                                                       UNIT VALUE AT                        NUMBER OF UNITS
                                                                       BEGINNING OF    UNIT VALUE AT        OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR        YEAR         END OF YEAR           END OF YEAR
-----------------------------------------------------------   ------- --------------- ---------------      -----------------
Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class II Shares (5/01)          2004        1.250           1.304                   3,347
                                                               2003        1.000           1.250                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (5/01)                                            2004        1.440           1.626                       -
                                                               2003        1.000           1.440                   2,159

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (5/01)                  2004        1.408           1.715                   5,974
                                                               2003        1.000           1.408                       -


                                      NOTES

Effective 11/01/2004 Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or where not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulate unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

AIM Variable Insurance Funds, Inc.: AIM Premier Equity Fund - Series I is no longer available to new contract owners.

Credit Suisse Trust: Emerging Markets Portfolio is no longer available to new contract owners

Janus Aspen Series: International Growth Portfolio - Service Shares - is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT Discovery Growth Fund - Class IB Share is no longer available to new contract owners.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract owners.

Strong Variable insurance Funds, Inc. : Strong Multi Cap Value Fund II is no longer available to new contract owners.

The Travelers Series Trust: Disciplined mid Cap Stock Portfolio is no longer available to new contract owners.

ANNUAL REPORT
DECEMBER 31, 2004

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                      FOR VARIABLE ANNUITIES

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                         ALLIANCEBERNSTEIN
                                          AIM V.I.            GROWTH         ALLIANCEBERNSTEIN        GLOBAL
                                          PREMIER               AND               PREMIER             GROWTH
                                          EQUITY              INCOME               GROWTH             FUND -
                                          FUND -            PORTFOLIO -         PORTFOLIO -           CLASS 2
                                         SERIES I             CLASS B             CLASS B             SHARES
                                       ------------      -----------------   -----------------     ------------
ASSETS:
  Investments at market value:         $  1,744,353        $ 16,140,200        $  6,109,403        $ 10,313,734

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........            1,744,353          16,140,200           6,109,403          10,313,734
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $  1,744,353        $ 16,140,200        $  6,109,403        $ 10,313,734
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                   CREDIT
                                                                                   SUISSE            DELAWARE
                                          GROWTH           GROWTH-INCOME           TRUST             VIP REIT
                                          FUND -              FUND -              EMERGING           SERIES -
                                          CLASS 2             CLASS 2             MARKETS            STANDARD
                                          SHARES              SHARES             PORTFOLIO             CLASS
                                       ------------        -------------       ------------        ------------
ASSETS:
  Investments at market value:         $ 31,697,646        $ 45,646,439        $  6,485,910        $ 29,058,155

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........           31,697,646          45,646,439           6,485,910          29,058,155
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $ 31,697,646        $ 45,646,439        $  6,485,910        $ 29,058,155
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    DELAWARE             DREYFUS                                                                        TEMPLETON
       VIP                VIF -              DREYFUS                                  MUTUAL            DEVELOPING
    SMALL CAP          DEVELOPING             VIF -              FRANKLIN             SHARES             MARKETS
      VALUE              LEADERS          APPRECIATION          SMALL CAP           SECURITIES          SECURITIES
    SERIES -           PORTFOLIO -         PORTFOLIO -            FUND -              FUND -              FUND -
    STANDARD             INITIAL             INITIAL             CLASS 2              CLASS 2            CLASS 2
      CLASS              SHARES              SHARES               SHARES              SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $ 26,773,320        $ 18,559,671        $ 23,446,811        $ 22,007,780        $ 11,067,847        $ 16,220,875


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    26,773,320          18,559,671          23,446,811          22,007,780          11,067,847          16,220,875
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 26,773,320        $ 18,559,671        $ 23,446,811        $ 22,007,780        $ 11,067,847        $ 16,220,875
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                         TEMPLETON                                                    GROWTH
                                          FOREIGN                                                       AND
                                        SECURITIES                                                    INCOME
                                          FUND -                                FUNDAMENTAL         PORTFOLIO -
                                          CLASS 2          APPRECIATION            VALUE              SERVICE
                                          SHARES             PORTFOLIO           PORTFOLIO            SHARES
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $ 46,163,725        $ 22,658,538        $ 42,490,230        $  5,819,660

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........           46,163,725          22,658,538          42,490,230           5,819,660
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $ 46,163,725        $ 22,658,538        $ 42,490,230        $  5,819,660
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  INTERNATIONAL          MID CAP                                                                         TOTAL
     GROWTH              GROWTH              LAZARD               GROWTH                                 RETURN
   PORTFOLIO -         PORTFOLIO -         RETIREMENT              AND                MID-CAP         PORTFOLIO -
     SERVICE             SERVICE            SMALL CAP             INCOME               VALUE         ADMINISTRATIVE
     SHARES              SHARES             PORTFOLIO           PORTFOLIO            PORTFOLIO           CLASS
  ------------        ------------        ------------        ------------        ------------       --------------
  $ 16,445,961        $ 11,727,427        $  1,918,676        $ 16,707,154        $ 19,819,507        $ 84,049,497


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    16,445,961          11,727,427           1,918,676          16,707,154          19,819,507          84,049,497
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 16,445,961        $ 11,727,427        $  1,918,676        $ 16,707,154        $ 19,819,507        $ 84,049,497
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                         PUTNAM VT           PUTNAM VT           PUTNAM VT
                                         DISCOVERY         INTERNATIONAL         SMALL CAP
                                          GROWTH              EQUITY               VALUE
                                          FUND -              FUND -               FUND -             ALL CAP
                                         CLASS IB            CLASS IB             CLASS IB            FUND -
                                          SHARES              SHARES               SHARES             CLASS I
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $    265,209        $  5,993,170        $  5,017,788        $ 14,408,365

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........              265,209           5,993,170           5,017,788          14,408,365
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $    265,209        $  5,993,170        $  5,017,788        $ 14,408,365
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                 MULTIPLE
                                            MULTIPLE            DISCIPLINE          MULTIPLE
                          SMITH            DISCIPLINE          PORTFOLIO -         DISCIPLINE
                         BARNEY            PORTFOLIO -            GLOBAL           PORTFOLIO -           STRONG
    INVESTORS           DIVIDEND             ALL CAP             ALL CAP            LARGE CAP          MULTI CAP
     FUND -             STRATEGY             GROWTH               GROWTH             GROWTH              VALUE
     CLASS I            PORTFOLIO           AND VALUE           AND VALUE           AND VALUE           FUND II
  ------------        ------------        ------------        ------------        ------------        ------------
  $ 42,134,433        $  4,019,925        $ 12,144,112        $  1,448,834        $  1,314,478        $  5,928,040


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    42,134,433           4,019,925          12,144,112           1,448,834           1,314,478           5,928,040
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 42,134,433        $  4,019,925        $ 12,144,112        $  1,448,834        $  1,314,478        $  5,928,040
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                        DISCIPLINED                              FEDERATED
                                          MID CAP             EQUITY                HIGH
                                           STOCK              INCOME               YIELD             LARGE CAP
                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $ 11,863,309        $  6,544,111        $ 17,742,700        $ 42,959,876

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........           11,863,309           6,544,111          17,742,700          42,959,876
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $ 11,863,309        $  6,544,111        $ 17,742,700        $ 42,959,876
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         MERRILL
     LAZARD               LYNCH                MFS                 MFS
  INTERNATIONAL           LARGE             EMERGING             MID CAP                MFS              PIONEER
      STOCK             CAP CORE             GROWTH               GROWTH               VALUE               FUND
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
  -------------       ------------        ------------        ------------        ------------        ------------
  $ 46,720,885        $  8,686,275        $    670,678        $ 26,865,111        $ 28,469,508        $  2,305,384


            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    46,720,885           8,686,275             670,678          26,865,111          28,469,508           2,305,384
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 46,720,885        $  8,686,275        $    670,678        $ 26,865,111        $ 28,469,508        $  2,305,384
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                     SB
                                                                                 ADJUSTABLE
                                                                                    RATE               SMITH
                                           U.S.                 AIM                INCOME             BARNEY
                                        GOVERNMENT            CAPITAL           PORTFOLIO -         AGGRESSIVE
                                        SECURITIES         APPRECIATION           CLASS I             GROWTH
                                         PORTFOLIO           PORTFOLIO             SHARES            PORTFOLIO
                                       ------------        ------------        ------------        ------------
ASSETS:
  Investments at market value:         $ 32,011,097        $ 29,451,900        $  3,008,042        $ 56,119,048

  Receivables:
    Dividends ................                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

      Total Assets ...........           32,011,097          29,451,900           3,008,042          56,119,048
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $ 32,011,097        $ 29,451,900        $  3,008,042        $ 56,119,048
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                          SMITH
      SMITH              BARNEY               SMITH               SMITH
     BARNEY               LARGE              BARNEY               BARNEY                                TRAVELERS
      HIGH           CAPITALIZATION          MID CAP              MONEY              STRATEGIC           MANAGED
     INCOME              GROWTH               CORE                MARKET              EQUITY              INCOME
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
  ------------       --------------       ------------        ------------        ------------        ------------
  $ 34,266,390        $107,169,964        $ 20,014,782        $ 40,704,535        $  2,387,617        $113,298,577


            --                  --                  --              32,405                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

    34,266,390         107,169,964          20,014,782          40,736,940           2,387,617         113,298,577
  ------------        ------------        ------------        ------------        ------------        ------------




            --                  --                  --                  --                  --                  --
  ------------        ------------        ------------        ------------        ------------        ------------

  $ 34,266,390        $107,169,964        $ 20,014,782        $ 40,736,940        $  2,387,617        $113,298,577
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                               SMITH
                                         EMERGING             BARNEY
                                          GROWTH             SMALL CAP            MID CAP
                                        PORTFOLIO -           GROWTH            PORTFOLIO -
                                         CLASS II          OPPORTUNITIES          SERVICE
                                          SHARES             PORTFOLIO            CLASS 2            COMBINED
                                       ------------        -------------       ------------        ------------
ASSETS:
  Investments at market value:         $  1,330,260        $  7,002,478        $ 14,582,289        $1,279,921,689

  Receivables:
    Dividends ................                   --                  --                  --              32,405
                                       ------------        ------------        ------------        ------------

      Total Assets ...........            1,330,260           7,002,478          14,582,289        1,279,954,094
                                       ------------        ------------        ------------        ------------


LIABILITIES:

      Total Liabilities ......                   --                  --                  --                  --
                                       ------------        ------------        ------------        ------------

NET ASSETS:                            $  1,330,260        $  7,002,478        $ 14,582,289        $1,279,954,094
                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                         ALLIANCEBERNSTEIN
                                                         AIM V.I.             GROWTH         ALLIANCEBERNSTEIN        GLOBAL
                                                          PREMIER               AND               PREMIER             GROWTH
                                                          EQUITY              INCOME               GROWTH             FUND -
                                                          FUND -            PORTFOLIO -         PORTFOLIO -           CLASS 2
                                                         SERIES I             CLASS B             CLASS B             SHARES
                                                       ------------      -----------------   -----------------     ------------
INVESTMENT INCOME:
  Dividends ...................................        $      7,930        $    115,172        $         --        $     29,668
                                                       ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................              29,141             267,755             112,811             125,838
  Administrative fees .........................               2,621              23,541               9,646              10,143
                                                       ------------        ------------        ------------        ------------

    Total expenses ............................              31,762             291,296             122,457             135,981
                                                       ------------        ------------        ------------        ------------

      Net investment income (loss) ............             (23,832)           (176,124)           (122,457)           (106,313)
                                                       ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                  --                  --
    Realized gain (loss) on sale of investments             (14,583)            198,586            (103,295)             23,697
                                                       ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             (14,583)            198,586            (103,295)             23,697
                                                       ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             104,246           1,355,542             607,755             948,478
                                                       ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     65,831        $  1,378,004        $    382,003        $    865,862
                                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                   CREDIT
                                                                                                   SUISSE            DELAWARE
                                                          GROWTH           GROWTH-INCOME           TRUST             VIP REIT
                                                          FUND -              FUND -              EMERGING           SERIES -
                                                          CLASS 2             CLASS 2             MARKETS            STANDARD
                                                          SHARES              SHARES             PORTFOLIO             CLASS
                                                       ------------        -------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     47,469        $    356,648        $     17,845        $    499,691
                                                       ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................             427,547             582,372             101,868             432,704
  Administrative fees .........................              33,973              47,320               9,255              37,608
                                                       ------------        ------------        ------------        ------------

    Total expenses ............................             461,520             629,692             111,123             470,312
                                                       ------------        ------------        ------------        ------------

      Net investment income (loss) ............            (414,051)           (273,044)            (93,278)             29,379
                                                       ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                  --             517,752
    Realized gain (loss) on sale of investments              88,543              88,077             374,475           1,132,333
                                                       ------------        ------------        ------------        ------------

      Realized gain (loss) ....................              88,543              88,077             374,475           1,650,085
                                                       ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           2,862,569           3,085,414             991,412           4,985,080
                                                       ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  2,537,061        $  2,900,447        $  1,272,609        $  6,664,544
                                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    DELAWARE             DREYFUS                                                                       TEMPLETON
       VIP                VIF -              DREYFUS                                 MUTUAL            DEVELOPING
    SMALL CAP          DEVELOPING             VIF -             FRANKLIN             SHARES             MARKETS
      VALUE              LEADERS          APPRECIATION         SMALL CAP           SECURITIES          SECURITIES
    SERIES -           PORTFOLIO -         PORTFOLIO -           FUND -              FUND -              FUND -
    STANDARD             INITIAL             INITIAL            CLASS 2              CLASS 2            CLASS 2
      CLASS              SHARES              SHARES              SHARES              SHARES              SHARES
  ------------        ------------        ------------        ------------        ------------        ------------
  $     45,739        $     35,218        $    389,368        $         --        $     60,172        $    242,553
  ------------        ------------        ------------        ------------        ------------        ------------


       403,485             303,045             376,014             368,631             149,940             236,507
        35,038              27,863              33,783              32,120              12,462              20,367
  ------------        ------------        ------------        ------------        ------------        ------------

       438,523             330,908             409,797             400,751             162,402             256,874
  ------------        ------------        ------------        ------------        ------------        ------------

      (392,784)           (295,690)            (20,429)           (400,751)           (102,230)            (14,321)
  ------------        ------------        ------------        ------------        ------------        ------------



       456,527                  --                  --                  --                  --                  --
       799,647          (1,164,244)           (143,963)           (374,112)             85,835           1,106,712
  ------------        ------------        ------------        ------------        ------------        ------------

     1,256,174          (1,164,244)           (143,963)           (374,112)             85,835           1,106,712
  ------------        ------------        ------------        ------------        ------------        ------------


     3,441,825           3,186,270             904,008           2,764,552             947,249           1,812,257
  ------------        ------------        ------------        ------------        ------------        ------------



  $  4,305,215        $  1,726,336        $    739,616        $  1,989,689        $    930,854        $  2,904,648
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         TEMPLETON                                                    GROWTH
                                                          FOREIGN                                                       AND
                                                        SECURITIES                                                    INCOME
                                                          FUND -                                FUNDAMENTAL         PORTFOLIO -
                                                          CLASS 2          APPRECIATION            VALUE              SERVICE
                                                          SHARES             PORTFOLIO           PORTFOLIO            SHARES
                                                       ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $    420,002        $    242,216        $    271,720        $     22,174
                                                       ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................             684,023             352,820             718,382             100,097
  Administrative fees .........................              58,630              29,980              61,716               9,030
                                                       ------------        ------------        ------------        ------------

    Total expenses ............................             742,653             382,800             780,098             109,127
                                                       ------------        ------------        ------------        ------------

      Net investment income (loss) ............            (322,651)           (140,584)           (508,378)            (86,953)
                                                       ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --             957,939                  --
    Realized gain (loss) on sale of investments             942,380             179,154             441,970            (325,152)
                                                       ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             942,380             179,154           1,399,909            (325,152)
                                                       ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................           5,653,248           1,376,183           1,468,657             933,395
                                                       ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  6,272,977        $  1,414,753        $  2,360,188        $    521,290
                                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

  INTERNATIONAL          MID CAP                                                                         TOTAL
     GROWTH              GROWTH              LAZARD               GROWTH                                 RETURN
   PORTFOLIO -         PORTFOLIO -         RETIREMENT              AND               MID-CAP          PORTFOLIO -
     SERVICE             SERVICE            SMALL CAP             INCOME              VALUE          ADMINISTRATIVE
     SHARES              SHARES             PORTFOLIO           PORTFOLIO           PORTFOLIO            CLASS
  -------------       ------------        ------------        ------------        ------------       --------------
  $    132,948        $         --        $         --        $    131,816        $     52,138        $  1,409,515
  ------------        ------------        ------------        ------------        ------------        ------------


       272,555             198,873              25,422             217,145             239,108           1,317,608
        24,689              17,697               2,018              17,510              18,840             111,608
  ------------        ------------        ------------        ------------        ------------        ------------

       297,244             216,570              27,440             234,655             257,948           1,429,216
  ------------        ------------        ------------        ------------        ------------        ------------

      (164,296)           (216,570)            (27,440)           (102,839)           (205,810)            (19,701)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --             133,993             265,597           1,200,968
       944,153          (2,830,899)             22,504              61,687              53,628             124,376
  ------------        ------------        ------------        ------------        ------------        ------------

       944,153          (2,830,899)             22,504             195,680             319,225           1,325,344
  ------------        ------------        ------------        ------------        ------------        ------------


     1,654,567           5,012,414             193,551           1,390,678           2,736,510             745,468
  ------------        ------------        ------------        ------------        ------------        ------------



  $  2,434,424        $  1,964,945        $    188,615        $  1,483,519        $  2,849,925        $  2,051,111
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         PUTNAM VT           PUTNAM VT           PUTNAM VT
                                                         DISCOVERY         INTERNATIONAL         SMALL CAP
                                                          GROWTH              EQUITY               VALUE
                                                          FUND -              FUND -               FUND -             ALL CAP
                                                         CLASS IB            CLASS IB             CLASS IB            FUND -
                                                          SHARES              SHARES               SHARES             CLASS I
                                                       ------------        -------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $     93,559        $     15,731        $     75,647
                                                       ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................               4,417             103,536              76,451             254,161
  Administrative fees .........................                 387               9,123               6,581              22,594
                                                       ------------        ------------        ------------        ------------

    Total expenses ............................               4,804             112,659              83,032             276,755
                                                       ------------        ------------        ------------        ------------

      Net investment income (loss) ............              (4,804)            (19,100)            (67,301)           (201,108)
                                                       ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --                  --                  --                  --
    Realized gain (loss) on sale of investments                (560)            396,955             389,263             408,914
                                                       ------------        ------------        ------------        ------------

      Realized gain (loss) ....................                (560)            396,955             389,263             408,914
                                                       ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................              20,594             399,850             653,194             620,856
                                                       ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     15,230        $    777,705        $    975,156        $    828,662
                                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                 MULTIPLE
                                            MULTIPLE            DISCIPLINE           MULTIPLE
                          SMITH            DISCIPLINE          PORTFOLIO -          DISCIPLINE
                         BARNEY            PORTFOLIO -            GLOBAL            PORTFOLIO -           STRONG
    INVESTORS           DIVIDEND             ALL CAP             ALL CAP             LARGE CAP          MULTI CAP
     FUND -             STRATEGY             GROWTH               GROWTH              GROWTH              VALUE
     CLASS I            PORTFOLIO           AND VALUE           AND VALUE            AND VALUE           FUND II
  ------------        ------------        ------------        ------------        ------------        ------------
  $    593,766        $     37,459        $     36,025        $      6,252        $      9,840        $         --
  ------------        ------------        ------------        ------------        ------------        ------------


       688,166              65,211              75,888              12,539              11,810              92,855
        61,786               5,479               5,963                 972                 907               8,542
  ------------        ------------        ------------        ------------        ------------        ------------

       749,952              70,690              81,851              13,511              12,717             101,397
  ------------        ------------        ------------        ------------        ------------        ------------

      (156,186)            (33,231)            (45,826)             (7,259)             (2,877)           (101,397)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --              43,046               4,715              13,275                  --
       394,276              29,401              (8,639)             18,801             (10,004)            123,937
  ------------        ------------        ------------        ------------        ------------        ------------

       394,276              29,401              34,407              23,516               3,271             123,937
  ------------        ------------        ------------        ------------        ------------        ------------


     3,074,667              30,133             594,638             106,669              51,168             756,683
  ------------        ------------        ------------        ------------        ------------        ------------



  $  3,312,757        $     26,303        $    583,219        $    122,926        $     51,562        $    779,223
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                       DISCIPLINED                              FEDERATED
                                                         MID CAP             EQUITY                HIGH
                                                          STOCK              INCOME               YIELD             LARGE CAP
                                                        PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                       ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $     30,965        $     81,937        $  1,266,441        $    335,629
                                                       ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................             194,986              89,926             292,153             716,581
  Administrative fees .........................              17,891               7,285              24,669              64,482
                                                       ------------        ------------        ------------        ------------

    Total expenses ............................             212,877              97,211             316,822             781,063
                                                       ------------        ------------        ------------        ------------

      Net investment income (loss) ............            (181,912)            (15,274)            949,619            (445,434)
                                                       ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             322,377             262,722                  --                  --
    Realized gain (loss) on sale of investments             591,942              37,515             213,818          (2,209,178)
                                                       ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             914,319             300,237             213,818          (2,209,178)
                                                       ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             854,345             164,615             140,381           4,564,681
                                                       ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,586,752        $    449,578        $  1,303,818        $  1,910,069
                                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         MERRILL
     LAZARD               LYNCH                MFS                 MFS
  INTERNATIONAL         LARGE CAP           EMERGING             MID CAP                MFS              PIONEER
      STOCK               CORE               GROWTH               GROWTH               VALUE               FUND
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
  -------------       ------------        ------------        ------------        ------------        ------------
  $    673,633        $     45,720        $         --        $         --        $    309,612        $     20,845
  ------------        ------------        ------------        ------------        ------------        ------------


       730,888             145,669              11,222             447,144             475,471              34,938
        64,740              13,265                 970              39,553              41,956               2,832
  ------------        ------------        ------------        ------------        ------------        ------------

       795,628             158,934              12,192             486,697             517,427              37,770
  ------------        ------------        ------------        ------------        ------------        ------------

      (121,995)           (113,214)            (12,192)           (486,697)           (207,815)            (16,925)
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --             235,461                  --
       887,974            (802,243)             (4,263)         (2,842,700)            970,779              55,659
  ------------        ------------        ------------        ------------        ------------        ------------

       887,974            (802,243)             (4,263)         (2,842,700)          1,206,240              55,659
  ------------        ------------        ------------        ------------        ------------        ------------


     4,952,321           2,055,861              78,876           6,334,884           2,621,095             142,873
  ------------        ------------        ------------        ------------        ------------        ------------



  $  5,718,300        $  1,140,404        $     62,421        $  3,005,487        $  3,619,520        $    181,607
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     SB
                                                                                                 ADJUSTABLE
                                                                                                    RATE               SMITH
                                                           U.S.                 AIM                INCOME             BARNEY
                                                        GOVERNMENT            CAPITAL           PORTFOLIO -         AGGRESSIVE
                                                        SECURITIES         APPRECIATION           CLASS I             GROWTH
                                                         PORTFOLIO           PORTFOLIO             SHARES            PORTFOLIO
                                                       ------------        ------------        ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $  1,398,010        $     38,914        $     34,532        $         --
                                                       ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................             560,688             515,911              20,180             935,714
  Administrative fees .........................              50,508              46,837               1,589              80,369
                                                       ------------        ------------        ------------        ------------

    Total expenses ............................             611,196             562,748              21,769           1,016,083
                                                       ------------        ------------        ------------        ------------

      Net investment income (loss) ............             786,814            (523,834)             12,763          (1,016,083)
                                                       ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              62,090                  --                  --             207,697
    Realized gain (loss) on sale of investments             141,265          (1,988,584)               (558)            (83,110)
                                                       ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             203,355          (1,988,584)               (558)            124,587
                                                       ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             369,617           3,759,451             (18,580)          4,871,789
                                                       ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $  1,359,786        $  1,247,033        $     (6,375)       $  3,980,293
                                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                          SMITH
      SMITH              BARNEY               SMITH               SMITH
     BARNEY               LARGE              BARNEY               BARNEY                                TRAVELERS
      HIGH           CAPITALIZATION          MID CAP              MONEY              STRATEGIC           MANAGED
     INCOME              GROWTH               CORE                MARKET              EQUITY              INCOME
    PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO            PORTFOLIO          PORTFOLIO
  ------------       --------------       ------------        ------------        ------------        ------------
  $  2,742,133        $    383,466        $         --        $    373,357        $     31,941        $  5,248,556
  ------------        ------------        ------------        ------------        ------------        ------------


       571,422           1,790,342             334,090             714,633              38,284           1,939,543
        51,397             159,231              28,369              63,624               3,326             173,683
  ------------        ------------        ------------        ------------        ------------        ------------

       622,819           1,949,573             362,459             778,257              41,610           2,113,226
  ------------        ------------        ------------        ------------        ------------        ------------

     2,119,314          (1,566,107)           (362,459)           (404,900)             (9,669)          3,135,330
  ------------        ------------        ------------        ------------        ------------        ------------



            --                  --                  --                  --                  --                  --
      (494,684)            (59,293)            329,776                  --             (23,965)           (172,444)
  ------------        ------------        ------------        ------------        ------------        ------------

      (494,684)            (59,293)            329,776                  --             (23,965)           (172,444)
  ------------        ------------        ------------        ------------        ------------        ------------


     1,133,555            (103,344)          1,569,257                  --             215,982          (1,813,172)
  ------------        ------------        ------------        ------------        ------------        ------------



  $  2,758,185        $ (1,728,744)       $  1,536,574        $   (404,900)       $    182,348        $  1,149,714
  ============        ============        ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               SMITH
                                                         EMERGING             BARNEY
                                                          GROWTH             SMALL CAP            MID CAP
                                                        PORTFOLIO -           GROWTH            PORTFOLIO -
                                                         CLASS II          OPPORTUNITIES          SERVICE
                                                          SHARES             PORTFOLIO            CLASS 2            COMBINED
                                                       ------------        -------------       ------------        ------------
INVESTMENT INCOME:
  Dividends ...................................        $         --        $      4,741        $         --        $ 18,418,713
                                                       ------------        ------------        ------------        ------------

EXPENSES:
  Insurance charges ...........................              24,345             109,206             217,926          20,339,987
  Administrative fees .........................               2,061               9,027              18,478           1,775,934
                                                       ------------        ------------        ------------        ------------

    Total expenses ............................              26,406             118,233             236,404          22,115,921
                                                       ------------        ------------        ------------        ------------

      Net investment income (loss) ............             (26,406)           (113,492)           (236,404)         (3,697,208)
                                                       ------------        ------------        ------------        ------------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                  --             147,453                  --           4,831,612
    Realized gain (loss) on sale of investments             (39,009)            107,402             422,255          (1,507,793)
                                                       ------------        ------------        ------------        ------------

      Realized gain (loss) ....................             (39,009)            254,855             422,255           3,323,819
                                                       ------------        ------------        ------------        ------------

    Change in unrealized gain (loss)
      on investments ..........................             122,081             596,623           2,423,976          90,506,947
                                                       ------------        ------------        ------------        ------------


  Net increase (decrease) in net assets
    resulting from operations .................        $     56,666        $    737,986        $  2,609,827        $ 90,133,558
                                                       ============        ============        ============        ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                              ALLIANCEBERNSTEIN              ALLIANCEBERNSTEIN
                                             AIM V.I. PREMIER EQUITY          GROWTH AND INCOME                PREMIER GROWTH
                                                  FUND - SERIES I            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (23,832)  $    (25,721)  $   (176,124)  $   (132,631)  $   (122,457)  $    (85,132)
  Realized gain (loss) ..................       (14,583)       (70,332)       198,586       (213,174)      (103,295)      (151,727)
  Change in unrealized gain (loss)
    on investments ......................       104,246        443,339      1,355,542      3,973,332        607,755      1,135,539
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        65,831        347,286      1,378,004      3,627,527        382,003        898,680
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        12,275         19,251      1,713,494      2,472,196      1,747,725      1,966,651
  Participant transfers from other
    funding options .....................        70,068         70,397      1,274,271      1,189,899        637,848        486,452
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (430)          (493)        (2,700)        (2,730)        (1,050)        (1,219)
  Contract surrenders ...................      (150,780)       (75,292)    (2,024,425)    (1,503,300)      (535,830)      (310,046)
  Participant transfers to other
    funding options .....................       (54,059)      (129,603)    (1,773,287)    (1,498,817)    (2,425,730)      (520,115)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........       (32,115)       (15,337)      (238,490)      (136,918)       (21,395)       (31,355)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (155,041)      (131,077)    (1,051,137)       520,330       (598,432)     1,590,368
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       (89,210)       216,209        326,867      4,147,857       (216,429)     2,489,048


NET ASSETS:
    Beginning of year ...................     1,833,563      1,617,354     15,813,333     11,665,476      6,325,832      3,836,784
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,744,353   $  1,833,563   $ 16,140,200   $ 15,813,333   $  6,109,403   $  6,325,832
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  GLOBAL GROWTH                 GROWTH FUND -                  GROWTH-INCOME
                                              FUND - CLASS 2 SHARES            CLASS 2 SHARES              FUND - CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (106,313)  $    (16,572)  $   (414,051)  $    (66,078)  $   (273,044)  $     20,924
  Realized gain (loss) ..................        23,697         13,364         88,543          6,510         88,077         26,070
  Change in unrealized gain (loss)
    on investments ......................       948,478        361,927      2,862,569      1,172,877      3,085,414      1,414,281
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       865,862        358,719      2,537,061      1,113,309      2,900,447      1,461,275
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     4,467,435      1,940,010     14,059,580      9,635,554     17,290,780      9,056,832
  Participant transfers from other
    funding options .....................     2,672,384      1,231,734      4,813,225      4,163,142     15,162,381      6,365,039
  Growth rate intra-fund transfers in ...           255             --         10,593             --             --             --
  Administrative charges ................          (799)          (214)        (2,122)          (643)        (3,710)          (492)
  Contract surrenders ...................      (427,286)       (78,993)      (769,799)      (120,446)    (1,578,910)      (307,487)
  Participant transfers to other
    funding options .....................      (447,942)      (177,803)    (2,946,786)      (605,000)    (3,227,064)    (1,183,385)
  Growth rate intra-fund transfers out ..          (252)            --        (10,588)            --             --             --
  Other payments to participants ........       (87,269)        (2,107)      (143,630)       (35,804)      (284,543)        (4,724)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     6,176,526      2,912,627     15,010,473     13,036,803     27,358,934     13,925,783
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     7,042,388      3,271,346     17,547,534     14,150,112     30,259,381     15,387,058


NET ASSETS:
    Beginning of year ...................     3,271,346             --     14,150,112             --     15,387,058             --
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 10,313,734   $  3,271,346   $ 31,697,646   $ 14,150,112   $ 45,646,439   $ 15,387,058
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

       CREDIT SUISSE                 DELAWARE VIP                  DELAWARE VIP                  DREYFUS VIF -
  TRUST EMERGING MARKETS             REIT SERIES -                SMALL CAP VALUE              DEVELOPING LEADERS
         PORTFOLIO                  STANDARD CLASS            SERIES - STANDARD CLASS      PORTFOLIO - INITIAL SHARES
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (93,278)  $   (102,097)  $     29,379   $    122,054   $   (392,784)  $   (236,142)  $   (295,690)  $   (328,600)
     374,475         24,666      1,650,085        462,335      1,256,174        183,025     (1,164,244)    (2,058,039)

     991,412      2,099,714      4,985,080      4,546,834      3,441,825      5,627,868      3,186,270      7,295,984
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,272,609      2,022,283      6,664,544      5,131,223      4,305,215      5,574,751      1,726,336      4,909,345
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      14,150        150,346      4,595,352      4,499,326      3,465,780      3,319,038        374,108        610,924

     267,291      1,665,438      3,021,897      2,175,262      2,843,067      3,263,822        618,403        724,106
          --             --          2,426             --             --             --          3,056             --
      (1,490)        (1,725)        (4,960)        (4,692)        (3,636)        (3,628)        (4,094)        (5,013)
    (441,774)      (464,922)    (2,772,957)    (2,012,364)    (2,369,861)    (1,541,405)    (2,131,150)    (1,399,995)

    (907,437)    (2,215,403)    (4,358,658)    (3,196,830)    (2,335,745)    (1,642,947)    (2,238,752)    (2,332,356)
          --             --         (2,424)            --             --             --         (3,056)            --
     (83,836)       (54,659)      (615,528)      (290,442)      (569,472)      (187,545)      (251,386)      (255,939)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,153,096)      (920,925)      (134,852)     1,170,260      1,030,133      3,207,335     (3,632,871)    (2,658,273)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     119,513      1,101,358      6,529,692      6,301,483      5,335,348      8,782,086     (1,906,535)     2,251,072



   6,366,397      5,265,039     22,528,463     16,226,980     21,437,972     12,655,886     20,466,206     18,215,134
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  6,485,910   $  6,366,397   $ 29,058,155   $ 22,528,463   $ 26,773,320   $ 21,437,972   $ 18,559,671   $ 20,466,206
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                  DREYFUS VIF -                                               MUTUAL SHARES
                                             APPRECIATION PORTFOLIO -        FRANKLIN SMALL CAP             SECURITIES FUND -
                                                  INITIAL SHARES            FUND - CLASS 2 SHARES             CLASS 2 SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (20,429)  $    (71,786)  $   (400,751)  $   (321,200)  $   (102,230)  $    (30,202)
  Realized gain (loss) ..................      (143,963)      (410,799)      (374,112)      (688,297)        85,835         28,165
  Change in unrealized gain (loss)
    on investments ......................       904,008      4,093,778      2,764,552      6,454,787        947,249        795,786
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       739,616      3,611,193      1,989,689      5,445,290        930,854        793,749
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,601,041      1,965,562      2,854,459      3,790,823      2,996,221      3,378,115
  Participant transfers from other
    funding options .....................     2,357,787      1,581,915      1,030,222      1,677,843      2,703,299      1,456,432
  Growth rate intra-fund transfers in ...            --             --          4,136             --             --             --
  Administrative charges ................        (4,882)        (5,353)        (4,632)        (5,137)        (1,215)          (766)
  Contract surrenders ...................    (1,726,753)    (1,810,334)    (2,258,310)    (1,383,156)      (375,504)      (284,506)
  Participant transfers to other
    funding options .....................    (1,814,775)    (1,154,904)    (3,487,642)    (1,870,218)      (893,466)      (827,877)
  Growth rate intra-fund transfers out ..            --             --         (4,136)            --             --             --
  Other payments to participants ........      (371,009)      (326,167)      (515,101)      (438,064)       (92,548)       (29,701)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        41,409        250,719     (2,381,004)     1,772,091      4,336,787      3,691,697
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       781,025      3,861,912       (391,315)     7,217,381      5,267,641      4,485,446


NET ASSETS:
    Beginning of year ...................    22,665,786     18,803,874     22,399,095     15,181,714      5,800,206      1,314,760
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 23,446,811   $ 22,665,786   $ 22,007,780   $ 22,399,095   $ 11,067,847   $  5,800,206
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         TEMPLETON
     DEVELOPING MARKETS                TEMPLETON
     SECURITIES FUND -             FOREIGN SECURITIES                                          FUNDAMENTAL VALUE
       CLASS 2 SHARES            FUND - CLASS 2 SHARES         APPRECIATION PORTFOLIO               PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (14,321)  $    (62,305)  $   (322,651)  $    (26,323)  $   (140,584)  $   (147,714)  $   (508,378)  $   (340,968)
   1,106,712        980,938        942,380        (82,627)       179,154        (81,746)     1,399,909     (1,015,770)

   1,812,257      2,917,985      5,653,248      7,528,569      1,376,183      3,158,399      1,468,657     10,589,523
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,904,648      3,836,618      6,272,977      7,419,619      1,414,753      2,928,939      2,360,188      9,232,785
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   3,362,594      2,348,075     10,060,946      7,639,298      4,788,387      6,417,047      7,902,939      7,299,245

   6,268,332     14,295,392      7,096,743      9,916,587      1,800,625      2,769,534      3,312,456      4,051,589
          --             --             --             --             --             --             --             --
      (2,197)        (2,183)        (6,223)        (5,780)        (3,448)        (3,238)        (6,698)        (6,939)
  (2,360,341)      (908,790)    (5,074,966)    (2,081,167)    (1,716,188)    (1,456,255)    (4,454,321)    (2,615,538)

  (5,772,755)   (14,464,331)    (6,019,261)    (9,926,644)    (1,388,987)    (2,063,821)    (4,304,513)    (4,928,141)
          --             --             --             --             --             --             --             --
    (352,980)      (109,705)      (493,921)      (489,621)      (279,013)      (183,556)      (606,829)      (798,318)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,142,653      1,158,458      5,563,318      5,052,673      3,201,376      5,479,711      1,843,034      3,001,898
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   4,047,301      4,995,076     11,836,295     12,472,292      4,616,129      8,408,650      4,203,222     12,234,683



  12,173,574      7,178,498     34,327,430     21,855,138     18,042,409      9,633,759     38,287,008     26,052,325
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 16,220,875   $ 12,173,574   $ 46,163,725   $ 34,327,430   $ 22,658,538   $ 18,042,409   $ 42,490,230   $ 38,287,008
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                GROWTH AND INCOME            INTERNATIONAL GROWTH             MID CAP GROWTH
                                                    PORTFOLIO -                   PORTFOLIO -                  PORTFOLIO -
                                                  SERVICE SHARES                 SERVICE SHARES               SERVICE SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $    (86,953)  $    (82,825)  $   (164,296)  $   (130,575)  $   (216,570)  $   (215,869)
  Realized gain (loss) ..................      (325,152)      (531,170)       944,153       (995,631)    (2,830,899)    (2,506,557)
  Change in unrealized gain (loss)
    on investments ......................       933,395      1,822,157      1,654,567      5,655,276      5,012,414      6,077,900
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       521,290      1,208,162      2,434,424      4,529,070      1,964,945      3,355,474
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        92,581        216,536        506,749      1,014,254        727,174      1,108,667
  Participant transfers from other
    funding options .....................       236,976        331,111      1,196,509      7,837,057        533,760        692,518
  Growth rate intra-fund transfers in ...            --             --          4,229             --             --             --
  Administrative charges ................        (2,073)        (2,524)        (4,610)        (5,553)        (3,281)        (4,136)
  Contract surrenders ...................      (605,681)      (456,664)    (1,314,572)    (1,636,613)    (1,687,100)      (894,396)
  Participant transfers to other
    funding options .....................      (916,108)      (724,801)    (3,744,965)    (8,919,567)    (2,795,592)    (1,836,080)
  Growth rate intra-fund transfers out ..            --             --         (4,229)            --             --             --
  Other payments to participants ........      (157,325)      (145,728)      (274,820)      (308,325)      (198,860)      (214,966)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (1,351,630)      (782,070)    (3,635,709)    (2,018,747)    (3,423,899)    (1,148,393)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets      (830,340)       426,092     (1,201,285)     2,510,323     (1,458,954)     2,207,081


NET ASSETS:
    Beginning of year ...................     6,650,000      6,223,908     17,647,246     15,136,923     13,186,381     10,979,300
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  5,819,660   $  6,650,000   $ 16,445,961   $ 17,647,246   $ 11,727,427   $ 13,186,381
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                  TOTAL RETURN
      LAZARD RETIREMENT            GROWTH AND INCOME              MID-CAP VALUE                   PORTFOLIO -
     SMALL CAP PORTFOLIO               PORTFOLIO                    PORTFOLIO                 ADMINISTRATIVE CLASS
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$    (27,440)  $     (5,787)  $   (102,839)  $        406   $   (205,810)  $     (7,674)  $    (19,701)  $    552,450
      22,504          4,634        195,680         16,232        319,225         59,963      1,325,344        770,635

     193,551        109,388      1,390,678        556,760      2,736,510        543,231        745,468        321,830
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     188,615        108,235      1,483,519        573,398      2,849,925        595,520      2,051,111      1,644,915
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     362,269        340,145      7,253,847      3,988,487      7,509,104      4,904,747     27,771,061     20,714,161

     828,333        375,299      3,881,736      1,854,051      5,073,260      1,216,607     12,018,081     10,620,658
          --             --             --             --             --             --          2,041             --
        (160)          (112)        (1,150)          (260)        (1,336)          (232)       (11,923)       (12,417)
     (83,227)        (4,439)      (365,809)       (40,527)      (529,153)       (35,277)    (6,228,614)    (5,557,144)

    (143,190)       (47,272)    (1,336,150)      (454,413)    (1,568,580)      (165,337)   (11,150,022)   (17,483,421)
          --             --             --             --             --             --         (2,041)            --
      (3,710)        (2,110)       (48,299)       (81,276)       (28,723)        (1,018)    (1,500,723)    (1,771,674)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     960,315        661,511      9,384,175      5,266,062     10,454,572      5,919,490     20,897,860      6,510,163
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

   1,148,930        769,746     10,867,694      5,839,460     13,304,497      6,515,010     22,948,971      8,155,078



     769,746             --      5,839,460             --      6,515,010             --     61,100,526     52,945,448
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  1,918,676   $    769,746   $ 16,707,154   $  5,839,460   $ 19,819,507   $  6,515,010   $ 84,049,497   $ 61,100,526
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                    PUTNAM VT                     PUTNAM VT                     PUTNAM VT
                                             DISCOVERY GROWTH FUND -        INTERNATIONAL EQUITY          SMALL CAP VALUE FUND -
                                                  CLASS IB SHARES          FUND - CLASS IB SHARES             CLASS IB SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (4,804)  $     (7,111)  $    (19,100)  $    (51,525)  $    (67,301)  $    (50,854)
  Realized gain (loss) ..................          (560)       (26,555)       396,955        146,199        389,263       (203,972)
  Change in unrealized gain (loss)
    on investments ......................        20,594        145,889        399,850      1,333,553        653,194      1,571,769
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........        15,230        112,223        777,705      1,428,227        975,156      1,316,943
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........        18,400          2,332        366,222      1,715,042        775,575        896,786
  Participant transfers from other
    funding options .....................        14,672         28,315        401,421     10,658,768        934,315        609,469
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................           (90)          (119)        (1,110)        (1,168)        (1,056)        (1,184)
  Contract surrenders ...................       (36,286)       (26,231)      (738,777)      (795,240)      (486,540)      (373,688)
  Participant transfers to other
    funding options .....................        (6,626)      (131,386)    (1,114,607)   (11,719,373)    (1,385,078)    (1,623,043)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........        (5,766)      (119,152)       (73,661)      (138,399)       (96,886)       (33,667)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (15,696)      (246,241)    (1,160,512)      (280,370)      (259,670)      (525,327)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets          (466)      (134,018)      (382,807)     1,147,857        715,486        791,616


NET ASSETS:
    Beginning of year ...................       265,675        399,693      6,375,977      5,228,120      4,302,302      3,510,686
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $    265,209   $    265,675   $  5,993,170   $  6,375,977   $  5,017,788   $  4,302,302
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                   SMITH BARNEY               MULTIPLE DISCIPLINE
                                                                 DIVIDEND STRATEGY            PORTFOLIO - ALL CAP
   ALL CAP FUND - CLASS I       INVESTORS FUND - CLASS I             PORTFOLIO                  GROWTH AND VALUE
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$   (201,108)  $   (184,084)  $   (156,186)  $   (145,481)  $    (33,231)  $    (16,983)  $    (45,826)  $         --
     408,914       (262,448)       394,276       (796,758)        29,401         13,635         34,407             --

     620,856      4,297,112      3,074,667     10,851,104         30,133        305,034        594,638             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


     828,662      3,850,580      3,312,757      9,908,865         26,303        301,686        583,219             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,847,070      1,944,204      3,446,696      3,794,602      1,442,448      1,308,221      9,118,991             --

   1,370,125      2,566,592      2,010,708      2,849,143        818,746        448,535      3,666,108             --
          86             --             --             --             --             --             --             --
      (2,567)        (2,824)        (8,926)        (9,932)          (380)          (318)          (383)            --
  (1,876,616)      (977,347)    (3,977,573)    (3,915,342)      (312,428)      (115,488)       (98,421)            --

  (2,972,685)    (1,855,919)    (3,742,796)    (4,164,585)      (477,599)      (206,696)      (916,935)            --
         (85)            --             --             --             --             --             --             --
    (326,606)      (218,436)      (983,230)      (653,435)        (6,882)         1,855       (208,467)            --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (1,961,278)     1,456,270     (3,255,121)    (2,099,549)     1,463,905      1,436,109     11,560,893             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,132,616)     5,306,850         57,636      7,809,316      1,490,208      1,737,795     12,144,112             --



  15,540,981     10,234,131     42,076,797     34,267,481      2,529,717        791,922             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 14,408,365   $ 15,540,981   $ 42,134,433   $ 42,076,797   $  4,019,925   $  2,529,717   $ 12,144,112   $         --
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                               MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE
                                            PORTFOLIO - GLOBAL ALL CAP      PORTFOLIO - LARGE CAP            STRONG MULTI CAP
                                                 GROWTH AND VALUE              GROWTH AND VALUE               VALUE FUND II
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (7,259)  $         --   $     (2,877)  $         --   $   (101,397)  $    (89,775)
  Realized gain (loss) ..................        23,516             --          3,271             --        123,937       (118,245)
  Change in unrealized gain (loss)
    on investments ......................       106,669             --         51,168             --        756,683      1,938,329
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       122,926             --         51,562             --        779,223      1,730,309
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,292,119             --      1,241,793             --         14,580         14,560
  Participant transfers from other
    funding options .....................       407,158             --        287,054             --        129,171        257,921
  Growth rate intra-fund transfers in ...            --             --             --             --             --             --
  Administrative charges ................          (123)            --           (101)            --         (1,092)        (1,337)
  Contract surrenders ...................       (34,652)            --         (2,832)            --       (520,354)      (458,909)
  Participant transfers to other
    funding options .....................      (338,594)            --       (262,998)            --       (559,382)      (394,646)
  Growth rate intra-fund transfers out ..            --             --             --             --             --             --
  Other payments to participants ........            --             --             --             --       (129,945)       (34,202)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,325,908             --      1,262,916             --     (1,067,022)      (616,613)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     1,448,834             --      1,314,478             --       (287,799)     1,113,696


NET ASSETS:
    Beginning of year ...................            --             --             --             --      6,215,839      5,102,143
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  1,448,834   $         --   $  1,314,478   $         --   $  5,928,040   $  6,215,839
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

     DISCIPLINED MID CAP             EQUITY INCOME              FEDERATED HIGH YIELD
       STOCK PORTFOLIO                 PORTFOLIO                      PORTFOLIO                LARGE CAP PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$   (181,912)  $   (177,737)  $    (15,274)  $      6,985   $    949,619   $    798,925   $   (445,434)  $   (588,289)
     914,319        (12,339)       300,237          4,850        213,818        207,100     (2,209,178)    (2,865,546)

     854,345      3,477,813        164,615        289,740        140,381        993,989      4,564,681     12,069,577
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   1,586,752      3,287,737        449,578        301,575      1,303,818      2,000,014      1,910,069      8,615,742
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      20,571         23,601      2,854,620      2,239,568      4,426,867      6,635,409      2,129,962      2,839,619

     106,306        238,568        794,405      1,148,048      3,061,573     20,972,009      1,413,945      2,720,189
          --             --             --             --          7,425             --             --             --
      (2,170)        (2,720)          (579)          (142)        (2,088)        (2,155)       (10,304)       (11,517)
  (1,785,082)      (948,873)      (527,802)       (71,197)    (1,164,437)    (4,408,559)    (4,434,116)    (3,967,125)

    (675,337)      (780,599)      (547,045)       (95,914)    (4,504,711)   (15,880,886)    (3,064,871)    (3,121,164)
          --             --             --             --         (7,425)            --             --             --
    (505,955)      (156,339)            --         (1,004)      (250,351)      (116,753)      (848,214)      (552,153)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,841,667)    (1,626,362)     2,573,599      3,219,359      1,566,853      7,199,065     (4,813,598)    (2,092,151)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,254,915)     1,661,375      3,023,177      3,520,934      2,870,671      9,199,079     (2,903,529)     6,523,591



  13,118,224     11,456,849      3,520,934             --     14,872,029      5,672,950     45,863,405     39,339,814
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 11,863,309   $ 13,118,224   $  6,544,111   $  3,520,934   $ 17,742,700   $ 14,872,029   $ 42,959,876   $ 45,863,405
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                MERRILL LYNCH
                                                LAZARD INTERNATIONAL            LARGE CAP CORE                 MFS EMERGING
                                                   STOCK PORTFOLIO                PORTFOLIO                  GROWTH PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (121,995)  $     43,085   $   (113,214)  $   (108,163)  $    (12,192)  $     (8,183)
  Realized gain (loss) ..................       887,974     (1,204,079)      (802,243)    (1,303,207)        (4,263)       (44,636)
  Change in unrealized gain (loss)
    on investments ......................     4,952,321      9,528,944      2,055,861      3,034,594         78,876        152,052
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     5,718,300      8,367,950      1,140,404      1,623,224         62,421         99,233
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........     7,236,014      4,526,588        156,513        263,994        110,175        205,373
  Participant transfers from other
    funding options .....................     2,899,272     14,713,920        418,814        470,082         82,349        131,354
  Growth rate intra-fund transfers in ...           272             --             --             --             --             --
  Administrative charges ................        (7,711)        (8,065)        (2,940)        (3,411)          (163)          (172)
  Contract surrenders ...................    (4,387,820)    (2,476,600)      (803,529)      (991,956)       (88,410)       (36,067)
  Participant transfers to other
    funding options .....................    (4,917,640)   (14,555,679)    (1,310,991)    (1,240,014)      (106,950)      (132,127)
  Growth rate intra-fund transfers out ..          (269)            --             --             --             --             --
  Other payments to participants ........      (972,229)      (489,138)      (272,849)      (147,211)        (3,621)        (9,833)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..      (150,111)     1,711,026     (1,814,982)    (1,648,516)        (6,620)       158,528
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets     5,568,189     10,078,976       (674,578)       (25,292)        55,801        257,761


NET ASSETS:
    Beginning of year ...................    41,152,696     31,073,720      9,360,853      9,386,145        614,877        357,116
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 46,720,885   $ 41,152,696   $  8,686,275   $  9,360,853   $    670,678   $    614,877
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

         MFS MID CAP                                                PIONEER FUND                U.S. GOVERNMENT
      GROWTH PORTFOLIO             MFS VALUE PORTFOLIO                PORTFOLIO               SECURITIES PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$   (486,697)  $   (398,021)  $   (207,815)  $    (92,321)  $    (16,925)  $      6,774   $    786,814   $  1,052,093
  (2,842,700)    (2,608,676)     1,206,240       (295,827)        55,659          8,851        203,355      1,582,994

   6,334,884      9,502,564      2,621,095      6,059,938        142,873        128,840        369,617     (2,293,308)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   3,005,487      6,495,867      3,619,520      5,671,790        181,607        144,465      1,359,786        341,779
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,218,538      3,650,243      2,252,483      4,586,677        943,804        822,149      2,804,574      3,677,660

   2,336,170      2,645,309      1,520,193      3,536,380        679,231        638,805      2,138,220      5,586,563
          --             --          6,669             --             --             --             --             --
      (6,068)        (6,682)        (5,591)        (6,083)          (264)          (179)        (7,034)        (8,559)
  (2,446,966)    (2,023,779)    (3,572,686)    (2,519,903)      (437,071)        (3,341)    (4,053,221)    (5,358,581)

  (4,161,573)    (2,395,642)    (5,692,830)    (3,790,520)      (423,218)      (222,950)    (4,425,527)   (16,991,960)
          --             --         (6,669)            --             --             --             --             --
    (408,973)      (448,031)      (706,304)      (539,022)       (15,632)        (2,022)    (1,064,175)      (687,633)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (2,468,872)     1,421,418     (6,204,735)     1,267,529        746,850      1,232,462     (4,607,163)   (13,782,510)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

     536,615      7,917,285     (2,585,215)     6,939,319        928,457      1,376,927     (3,247,377)   (13,440,731)



  26,328,496     18,411,211     31,054,723     24,115,404      1,376,927             --     35,258,474     48,699,205
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 26,865,111   $ 26,328,496   $ 28,469,508   $ 31,054,723   $  2,305,384   $  1,376,927   $ 32,011,097   $ 35,258,474
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                             SB ADJUSTABLE RATE                 SMITH BARNEY
                                                  AIM CAPITAL                 INCOME PORTFOLIO -             AGGRESSIVE GROWTH
                                             APPRECIATION PORTFOLIO             CLASS I SHARES                    PORTFOLIO
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $   (523,834)  $   (583,901)  $     12,763   $         --   $ (1,016,083)  $   (727,173)
  Realized gain (loss) ..................    (1,988,584)    (2,379,983)          (558)            --        124,587     (1,443,047)
  Change in unrealized gain (loss)
    on investments ......................     3,759,451     10,851,878        (18,580)            --      4,871,789     13,031,905
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........     1,247,033      7,887,994         (6,375)            --      3,980,293     10,861,685
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       457,032        910,667      2,607,846             --      9,042,470      9,810,809
  Participant transfers from other
    funding options .....................     1,038,032      1,342,911        968,314             --      4,298,316      6,677,604
  Growth rate intra-fund transfers in ...            --             --             --             --          4,984             --
  Administrative charges ................        (6,963)        (8,504)           (30)            --        (11,507)       (11,835)
  Contract surrenders ...................    (4,038,440)    (3,249,303)       (11,934)            --     (5,706,276)    (3,388,885)
  Participant transfers to other
    funding options .....................    (3,465,825)    (2,409,577)      (449,785)            --     (6,050,753)    (4,645,218)
  Growth rate intra-fund transfers out ..            --             --             --             --         (4,981)            --
  Other payments to participants ........      (853,126)      (485,555)       (99,994)            --       (753,304)      (714,536)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..    (6,869,290)    (3,899,361)     3,014,417             --        818,949      7,727,939
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets    (5,622,257)     3,988,633      3,008,042             --      4,799,242     18,589,624


NET ASSETS:
    Beginning of year ...................    35,074,157     31,085,524             --             --     51,319,806     32,730,182
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $ 29,451,900   $ 35,074,157   $  3,008,042   $         --   $ 56,119,048   $ 51,319,806
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

        SMITH BARNEY                  SMITH BARNEY                  SMITH BARNEY                 SMITH BARNEY
         HIGH INCOME               LARGE CAPITALIZATION             MID CAP CORE                 MONEY MARKET
          PORTFOLIO                  GROWTH PORTFOLIO                 PORTFOLIO                   PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
     2004           2003           2004           2003           2004           2003           2004           2003
     ----           ----           ----           ----           ----           ----           ----           ----
$  2,119,314   $  1,837,441   $ (1,566,107)  $ (1,592,373)  $   (362,459)  $   (240,760)  $   (404,900)  $   (588,787)
    (494,684)    (4,336,396)       (59,293)    (2,234,506)       329,776        (99,642)            --             --

   1,133,555      9,360,609       (103,344)    36,841,848      1,569,257      3,693,980             --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   2,758,185      6,861,654     (1,728,744)    33,014,969      1,536,574      3,353,578       (404,900)      (588,787)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


   3,720,207      3,994,608     10,336,659     10,718,657      4,633,160      4,712,604      6,334,708      6,583,443

   1,639,896     15,468,539      9,402,024      9,866,417      1,438,546      2,024,327     28,992,205     71,341,947
       3,781             --          6,822             --            224             --             --             --
      (7,775)        (8,585)       (21,556)       (24,374)        (3,209)        (3,332)        (8,600)       (11,377)
  (3,804,963)    (4,692,972)   (10,742,142)    (8,102,045)    (1,602,697)    (1,602,443)   (13,497,937)   (21,922,775)

  (3,510,465)   (14,190,172)    (6,900,742)    (9,875,520)    (3,266,894)    (1,224,865)   (22,897,311)   (68,203,908)
      (3,781)            --         (6,818)            --           (222)            --             --             --
  (1,111,990)      (741,287)    (2,105,967)    (1,587,161)      (260,414)      (128,635)    (1,164,657)    (1,373,851)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


  (3,075,090)      (169,869)       (31,720)       995,974        938,494      3,777,656     (2,241,592)   (13,586,521)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (316,905)     6,691,785     (1,760,464)    34,010,943      2,475,068      7,131,234     (2,646,492)   (14,175,308)



  34,583,295     27,891,510    108,930,428     74,919,485     17,539,714     10,408,480     43,383,432     57,558,740
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$ 34,266,390   $ 34,583,295   $107,169,964   $108,930,428   $ 20,014,782   $ 17,539,714   $ 40,736,940   $ 43,383,432
============   ============   ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                                                            EMERGING GROWTH
                                                STRATEGIC EQUITY             TRAVELERS MANAGED                 PORTFOLIO -
                                                    PORTFOLIO                 INCOME PORTFOLIO               CLASS II SHARES
                                           ---------------------------   ---------------------------   ---------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........  $     (9,669)  $    (34,890)  $  3,135,330   $  2,665,767   $    (26,406)  $    (22,383)
  Realized gain (loss) ..................       (23,965)      (153,556)      (172,444)      (276,984)       (39,009)       (80,978)
  Change in unrealized gain (loss)
    on investments ......................       215,982        693,751     (1,813,172)     4,754,306        122,081        363,396
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from operations .........       182,348        505,305      1,149,714      7,143,089         56,666        260,035
                                           ------------   ------------   ------------   ------------   ------------   ------------

UNIT TRANSACTIONS:
  Participant purchase payments .........       238,042        520,456     10,419,795     13,347,151        229,138        337,951
  Participant transfers from other
    funding options .....................       228,883        241,296     11,383,681     13,849,294         79,824        193,718
  Growth rate intra-fund transfers in ...            --             --            254             --             --             --
  Administrative charges ................          (538)          (584)       (24,234)       (27,062)          (325)          (352)
  Contract surrenders ...................      (252,739)      (194,043)   (14,579,669)   (11,635,806)      (269,895)      (198,679)
  Participant transfers to other
    funding options .....................      (237,672)      (334,996)   (10,000,956)   (13,249,795)      (230,474)      (133,829)
  Growth rate intra-fund transfers out ..            --             --           (247)            --             --             --
  Other payments to participants ........       (10,515)       (11,133)    (2,990,907)    (2,950,000)       (20,833)       (15,241)
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (34,539)       220,996     (5,792,283)      (666,218)      (212,565)       183,568
                                           ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net assets       147,809        726,301     (4,642,569)     6,476,871       (155,899)       443,603


NET ASSETS:
    Beginning of year ...................     2,239,808      1,513,507    117,941,146    111,464,275      1,486,159      1,042,556
                                           ------------   ------------   ------------   ------------   ------------   ------------
    End of year .........................  $  2,387,617   $  2,239,808   $113,298,577   $117,941,146   $  1,330,260   $  1,486,159
                                           ============   ============   ============   ============   ============   ============


                        See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT TM II
                             FOR VARIABLE ANNUITIES

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
                 FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

          SMITH BARNEY
        SMALL CAP GROWTH                   MID CAP PORTFOLIO -
     OPPORTUNITIES PORTFOLIO                 SERVICE CLASS 2                         COMBINED
---------------------------------   ---------------------------------   ---------------------------------
      2004              2003              2004              2003              2004              2003
      ----              ----              ----              ----              ----              ----
$      (113,492)  $       (65,750)  $      (236,404)  $      (117,927)  $    (3,697,208)  $    (1,221,768)
        254,855           (89,879)          422,255            58,881         3,323,819       (25,044,081)

        596,623         1,404,398         2,423,976         2,533,451        90,506,947       225,614,119
---------------   ---------------   ---------------   ---------------   ---------------   ---------------


        737,986         1,248,769         2,609,827         2,474,405        90,133,558       199,348,270
---------------   ---------------   ---------------   ---------------   ---------------   ---------------


      2,150,855         1,352,611         2,670,448         3,204,739       223,088,426       193,435,614

        788,550           961,022         1,592,718         1,565,169       167,059,899       273,764,098
             --                --             5,882                --            63,135                --
         (1,139)           (1,145)           (1,736)           (1,462)         (227,171)         (240,658)
       (602,371)         (565,988)       (1,151,383)         (808,921)     (130,029,376)     (112,809,142)

     (1,096,746)         (874,255)       (1,729,664)       (1,238,793)     (167,496,746)     (274,053,117)
             --                --            (5,882)               --           (63,105)               --
        (35,993)          (19,659)         (145,597)          (69,911)      (23,684,568)      (18,356,603)
---------------   ---------------   ---------------   ---------------   ---------------   ---------------


      1,203,156           852,586         1,234,786         2,650,821        68,710,494        61,740,192
---------------   ---------------   ---------------   ---------------   ---------------   ---------------

      1,941,142         2,101,355         3,844,613         5,125,226       158,844,052       261,088,462



      5,061,336         2,959,981        10,737,676         5,612,450     1,121,110,042       860,021,580
---------------   ---------------   ---------------   ---------------   ---------------   ---------------
$     7,002,478   $     5,061,336   $    14,582,289   $    10,737,676   $ 1,279,954,094   $ 1,121,110,042
===============   ===============   ===============   ===============   ===============   ===============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account TM II for Variable Annuities ("Separate Account TM II") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Company. Separate Account TM II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Separate Account TM II is comprised of the Travelers Marquis Portfolios product.

Participant purchase payments applied to Separate Account TM II are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising Separate Account TM II were:

   AIM Variable Insurance Funds, Inc., Delaware business trust
       AIM V.I. Premier Equity Fund - Series I
   AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
       AllianceBernstein Growth and Income Portfolio - Class B
       AllianceBernstein Premier Growth Portfolio - Class B
   American Funds Insurance Series, Massachusetts business trust
       Global Growth Fund - Class 2 Shares
       Growth Fund - Class 2 Shares
       Growth-Income Fund - Class 2 Shares
   Credit Suisse Trust, Massachusetts business trust
       Credit Suisse Trust Emerging Markets Portfolio
   Delaware VIP Trust, Maryland business trust
       Delaware VIP REIT Series - Standard Class
       Delaware VIP Small Cap Value Series - Standard Class
   Dreyfus Variable Investment Fund, Maryland business trust
       Dreyfus Variable Investment Fund -  Developing Leaders Portfolio -
         Initial Shares
       Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial
         Shares
   Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
       Franklin Small Cap Fund - Class 2 Shares
       Mutual Shares Securities Fund - Class 2 Shares
       Templeton Developing Markets Securities Fund - Class 2 Shares
       Templeton Foreign Securities Fund - Class 2 Shares
   Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
     Company
       Appreciation Portfolio
       Fundamental Value Portfolio
   Janus Aspen Series, Delaware business trust
       Growth and Income Portfolio - Service Shares
       International Growth Portfolio - Service Shares
       Mid Cap Growth Portfolio - Service Shares
   Lazard Retirement Series, Inc., Massachusetts business trust
       Lazard Retirement Small Cap Portfolio
   Lord Abbett Series Fund, Inc., Maryland business trust
       Growth and Income Portfolio
       Mid-Cap Value Portfolio
   PIMCO Variable Insurance Trust, Massachusetts business trust
       Total Return Portfolio - Administrative Class
   Putnam Variable Trust, Massachusetts business trust
       Putnam VT Discovery Growth Fund - Class IB Shares
       Putnam VT International Equity Fund - Class IB Shares
       Putnam VT Small Cap Value Fund - Class IB Shares
   Salomon Brothers Variable Series Funds Inc., Maryland business trust,
     Affiliate of The Company
       All Cap Fund - Class I
       Investors Fund - Class I
   Smith Barney Investment Series, Massachusetts business trust, Affiliate of
     The Company
       Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
         Core Portfolio)

   Smith Barney Multiple Discipline Trust, Massachusetts business trust,
     Affiliate of The Company
       Multiple Discipline Portfolio - All Cap Growth and Value
       Multiple Discipline Portfolio - Global All Cap Growth and Value
       Multiple Discipline Portfolio - Large Cap Growth and Value
   Strong Variable Insurance Funds, Inc., Wisconsin business trust
       Strong Multi Cap Value Fund II
   The Travelers Series Trust, Massachusetts business trust, Affiliate of The
     Company
       Disciplined Mid Cap Stock Portfolio
       Equity Income Portfolio
       Federated High Yield Portfolio
       Large Cap Portfolio
       Lazard International Stock Portfolio
       Merrill Lynch Large Cap Core Portfolio
       MFS Emerging Growth Portfolio
       MFS Mid Cap Growth Portfolio
       MFS Value Portfolio
       Pioneer Fund Portfolio
       U.S. Government Securities Portfolio
   Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
       AIM Capital Appreciation Portfolio
       SB Adjustable Rate Income Portfolio - Class I Shares
       Smith Barney Aggressive Growth Portfolio
       Smith Barney High Income Portfolio
       Smith Barney Large Capitalization Growth Portfolio
       Smith Barney Mid Cap Core Portfolio
       Smith Barney Money Market Portfolio
       Strategic Equity Portfolio
       Travelers Managed Income Portfolio
   Van Kampen Life Investment Trust, Delaware business trust
       Emerging Growth Portfolio - Class II Shares
   Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
     Company
       Smith Barney Small Cap Growth Opportunities Portfolio
   Variable Insurance Products Fund III, Massachusetts business trust
       Mid Cap Portfolio - Service Class 2

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by Separate Account TM II in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of Separate Account TM II form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account TM II. Separate Account TM II is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. In 2001, Separate Account TM II adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $283,547,904 and $214,006,517, respectively, for the year ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $1,209,094,962 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $117,643,745. Gross unrealized depreciation for all investments at December 31, 2004 was $46,817,018.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

  - Mortality and Expense Risks assumed by The Company (M&E)
  - Administrative fees paid for administrative expenses (ADM)
  - Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
  - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
    (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S) and Enhanced (E) Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TM II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Asset-based Charges
                                                                               -----------------------------------------------------
                                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                             ----------------------    Total
     (as identified in Note 5)      Ben  Product                                  M&E        ADM       E.S.P.      GMWB      Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%        S   Travelers Marquis                       1.55%      0.15%                            1.70%

Separate Account Charge 1.85%        E   Travelers Marquis                       1.70%      0.15%                            1.85%

Separate Account Charge 1.95%        S   Travelers Marquis                       1.55%      0.15%      0.25%                 1.95%

Separate Account Charge 2.10%        S   Travelers Marquis                       1.55%      0.15%                 0.40%      2.10%
                                     E   Travelers Marquis                       1.70%      0.15%      0.25%                 2.10%

Separate Account Charge 2.25%        E   Travelers Marquis                       1.70%      0.15%                 0.40%      2.25%

Separate Account Charge 2.35%        S   Travelers Marquis                       1.55%      0.15%      0.25%      0.40%      2.35%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TM II
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Asset-based Charges
                                                                               -----------------------------------------------------
                                                                                                       Optional Features
    Separate Account Charge (1)     Dth                                                             ----------------------    Total
     (as identified in Note 5)      Ben  Product                                  M&E        ADM       E.S.P.      GMWB      Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.50%        E   Travelers Marquis                       1.70%      0.15%      0.25%      0.40%      2.50%

------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For contracts in the accumulation phase with a contract value less than $50,000, an annual charge of $40 is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Premier Equity Fund - Series I
    Separate Account Charges 1.70% ..............         803,813              --   $ 0.774     $      622,467         $      --
    Separate Account Charges 1.85% ..............       1,205,734              --     0.770            928,583                --
    Separate Account Charges 1.95% ..............          21,885              --     0.994             21,751                --
    Separate Account Charges 2.10% ..............         173,459              --     0.989            171,552                --
    Separate Account Charges 2.25% ..............              --              --     1.305                 --                --
    Separate Account Charges 2.35% ..............              --              --     1.302                 --                --
    Separate Account Charges 2.50% ..............              --              --     1.299                 --                --

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% ..............       5,765,024              --     1.004          5,785,561                --
    Separate Account Charges 1.85% ..............       6,441,697              --     0.998          6,429,197                --
    Separate Account Charges 1.95% ..............          68,990              --     1.234             85,106                --
    Separate Account Charges 2.10% ..............       2,404,331              --     1.228          2,951,495                --
    Separate Account Charges 2.25% ..............         484,004              --     1.446            699,775                --
    Separate Account Charges 2.35% ..............              --              --     1.443                 --                --
    Separate Account Charges 2.50% ..............         131,380              --     1.439            189,066                --
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.70% ..............       1,779,966              --     0.750          1,334,469                --
    Separate Account Charges 1.85% ..............       4,503,692              --     0.746          3,358,068                --
    Separate Account Charges 1.95% ..............          44,282              --     1.031             45,657                --
    Separate Account Charges 2.10% ..............         774,344              --     1.026            794,504                --
    Separate Account Charges 2.25% ..............         357,309              --     1.324            473,034                --
    Separate Account Charges 2.35% ..............              --              --     1.321                 --                --
    Separate Account Charges 2.50% ..............          78,675              --     1.318            103,671                --

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% ..............       1,235,681              --     1.443          1,782,675                --
    Separate Account Charges 1.85% ..............       2,010,266              --     1.439          2,892,920                --
    Separate Account Charges 1.95% ..............          50,169              --     1.437             72,078                --
    Separate Account Charges 2.10% ..............       1,526,780              --     1.433          2,188,009                --
    Separate Account Charges 2.25% ..............       2,200,859              --     1.430          3,146,191                --
    Separate Account Charges 2.35% ..............           9,281              --     1.427             13,246                --
    Separate Account Charges 2.50% ..............         153,568              --     1.424            218,615                --
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% ..............       4,017,815              --     1.378          5,535,465                --
    Separate Account Charges 1.85% ..............       4,723,786              --     1.374          6,491,815                --
    Separate Account Charges 1.95% ..............          18,389              --     1.372             25,230                --
    Separate Account Charges 2.10% ..............       6,272,801              --     1.369          8,584,743                --
    Separate Account Charges 2.25% ..............       7,302,198              --     1.365          9,968,568                --
    Separate Account Charges 2.35% ..............           8,000              --     1.363             10,903                --
    Separate Account Charges 2.50% ..............         795,104              --     1.359          1,080,922                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
American Funds Insurance Series (continued)
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.70% ..............       6,571,577              --   $ 1.357     $    8,917,966         $      --
    Separate Account Charges 1.85% ..............      10,097,666              --     1.354         13,668,747                --
    Separate Account Charges 1.95% ..............         137,536              --     1.351            185,866                --
    Separate Account Charges 2.10% ..............       7,597,763              --     1.348         10,242,066                --
    Separate Account Charges 2.25% ..............       8,393,182              --     1.345         11,285,952                --
    Separate Account Charges 2.35% ..............          26,940              --     1.342             36,165                --
    Separate Account Charges 2.50% ..............         978,056              --     1.339          1,309,677                --

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.70% ..............       1,864,234              --     1.348          2,512,764                --
    Separate Account Charges 1.85% ..............       2,774,390              --     1.335          3,703,614                --
    Separate Account Charges 1.95% ..............             888              --     1.799              1,597                --
    Separate Account Charges 2.10% ..............         139,033              --     1.791            248,951                --
    Separate Account Charges 2.25% ..............          10,777              --     1.762             18,984                --
    Separate Account Charges 2.35% ..............              --              --     1.758                 --                --
    Separate Account Charges 2.50% ..............              --              --     1.753                 --                --

Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.70% ..............       3,952,961              --     2.216          8,760,213                --
    Separate Account Charges 1.85% ..............       5,606,308              --     2.195         12,305,277                --
    Separate Account Charges 1.95% ..............          28,436              --     1.910             54,309                --
    Separate Account Charges 2.10% ..............       2,450,775              --     1.901          4,657,882                --
    Separate Account Charges 2.25% ..............       1,584,321              --     1.753          2,777,154                --
    Separate Account Charges 2.35% ..............          19,873              --     1.750             34,770                --
    Separate Account Charges 2.50% ..............         268,547              --     1.745            468,550                --
  Delaware VIP Small Cap Value Series - Standard Class
    Separate Account Charges 1.70% ..............       4,232,123           2,521     1.859          7,867,499             4,686
    Separate Account Charges 1.85% ..............       6,456,758              --     1.841         11,888,053                --
    Separate Account Charges 1.95% ..............          66,505              --     1.833            121,896                --
    Separate Account Charges 2.10% ..............       2,234,318              --     1.824          4,075,223                --
    Separate Account Charges 2.25% ..............       1,289,003              --     1.731          2,231,806                --
    Separate Account Charges 2.35% ..............          37,180              --     1.728             64,254                --
    Separate Account Charges 2.50% ..............         301,679              --     1.723            519,903                --

Dreyfus Variable Investment Fund
  Dreyfus VIF -  Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.70% ..............       6,747,566              --     1.392          9,394,413                --
    Separate Account Charges 1.85% ..............       6,088,968              --     1.379          8,396,078                --
    Separate Account Charges 1.95% ..............           7,246              --     1.325              9,605                --
    Separate Account Charges 2.10% ..............         382,760              --     1.319            504,855                --
    Separate Account Charges 2.25% ..............         171,958              --     1.467            252,174                --
    Separate Account Charges 2.35% ..............              --              --     1.464                 --                --
    Separate Account Charges 2.50% ..............           1,744              --     1.460              2,546                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.70% ..............       8,396,362              --   $ 1.038     $    8,713,630         $      --
    Separate Account Charges 1.85% ..............      10,945,906              --     1.028         11,250,678                --
    Separate Account Charges 1.95% ..............          21,475              --     1.114             23,933                --
    Separate Account Charges 2.10% ..............       2,211,490              --     1.109          2,452,577                --
    Separate Account Charges 2.25% ..............         725,577              --     1.275            925,156                --
    Separate Account Charges 2.35% ..............          18,676              --     1.273             23,768                --
    Separate Account Charges 2.50% ..............          44,967              --     1.269             57,069                --

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.70% ..............       5,197,496              --     1.302          6,768,816                --
    Separate Account Charges 1.85% ..............       7,816,873              --     1.290         10,082,465                --
    Separate Account Charges 1.95% ..............          47,352              --     1.263             59,803                --
    Separate Account Charges 2.10% ..............       1,968,975              --     1.257          2,474,538                --
    Separate Account Charges 2.25% ..............       1,526,199              --     1.526          2,329,094                --
    Separate Account Charges 2.35% ..............          27,179              --     1.523             41,400                --
    Separate Account Charges 2.50% ..............         165,682              --     1.519            251,664                --
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% ..............       1,625,153              --     1.149          1,866,813                --
    Separate Account Charges 1.85% ..............       4,399,835              --     1.144          5,034,020                --
    Separate Account Charges 1.95% ..............          22,328              --     1.141             25,478                --
    Separate Account Charges 2.10% ..............       1,489,589              --     1.137          1,692,960                --
    Separate Account Charges 2.25% ..............       1,645,352              --     1.391          2,288,852                --
    Separate Account Charges 2.35% ..............          61,960              --     1.389             86,031                --
    Separate Account Charges 2.50% ..............          53,222              --     1.385             73,693                --
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% ..............       2,654,043              --     1.678          4,452,718                --
    Separate Account Charges 1.85% ..............       3,945,651              --     1.662          6,556,331                --
    Separate Account Charges 1.95% ..............          55,213              --     2.046            112,955                --
    Separate Account Charges 2.10% ..............       1,421,295              --     2.036          2,893,458                --
    Separate Account Charges 2.25% ..............       1,050,349              --     1.846          1,938,506                --
    Separate Account Charges 2.35% ..............           9,005              --     1.842             16,589                --
    Separate Account Charges 2.50% ..............         136,265              --     1.837            250,318                --
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% ..............      12,046,553           6,260     1.087         13,097,982             6,806
    Separate Account Charges 1.85% ..............      17,004,663              --     1.077         18,311,767                --
    Separate Account Charges 1.95% ..............          78,323              --     1.365            106,910                --
    Separate Account Charges 2.10% ..............       5,959,278              --     1.358          8,094,529                --
    Separate Account Charges 2.25% ..............       3,659,739              --     1.561          5,712,392                --
    Separate Account Charges 2.35% ..............          56,995              --     1.558             88,796                --
    Separate Account Charges 2.50% ..............         479,230              --     1.554            744,543                --

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.70% ..............       6,174,843              --     0.996          6,150,923                --
    Separate Account Charges 1.85% ..............       8,668,819              --     0.991          8,587,909                --
    Separate Account Charges 1.95% ..............         109,094              --     1.198            130,701                --
    Separate Account Charges 2.10% ..............       2,707,688              --     1.192          3,228,125                --
    Separate Account Charges 2.25% ..............       3,197,018              --     1.338          4,276,299                --
    Separate Account Charges 2.35% ..............          26,073              --     1.335             34,810                --
    Separate Account Charges 2.50% ..............         187,604              --     1.331            249,771                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
Greenwich Street Series Fund (continued)
  Fundamental Value Portfolio
    Separate Account Charges 1.70% ..............      11,761,426              --   $ 1.031     $   12,123,803         $      --
    Separate Account Charges 1.85% ..............      17,091,780              --     1.025         17,521,134                --
    Separate Account Charges 1.95% ..............         254,699              --     1.306            332,550                --
    Separate Account Charges 2.10% ..............       5,197,043              --     1.299          6,752,427                --
    Separate Account Charges 2.25% ..............       3,559,341              --     1.503          5,348,781                --
    Separate Account Charges 2.35% ..............          29,802              --     1.500             44,703                --
    Separate Account Charges 2.50% ..............         245,248              --     1.496            366,832                --

Janus Aspen Series
  Growth and Income Portfolio - Service Shares
    Separate Account Charges 1.70% ..............       2,319,142              --     0.737          1,710,088                --
    Separate Account Charges 1.85% ..............       5,334,168              --     0.732          3,906,002                --
    Separate Account Charges 1.95% ..............          19,631              --     1.146             22,500                --
    Separate Account Charges 2.10% ..............         138,228              --     1.141            157,655                --
    Separate Account Charges 2.25% ..............          17,227              --     1.359             23,415                --
    Separate Account Charges 2.35% ..............              --              --     1.357                 --                --
    Separate Account Charges 2.50% ..............              --              --     1.353                 --                --
  International Growth Portfolio - Service Shares
    Separate Account Charges 1.70% ..............       9,647,611              --     0.667          6,431,734                --
    Separate Account Charges 1.85% ..............      14,068,344              --     0.662          9,313,585                --
    Separate Account Charges 1.95% ..............           1,482              --     1.310              1,941                --
    Separate Account Charges 2.10% ..............         380,495              --     1.303            495,805                --
    Separate Account Charges 2.25% ..............         101,843              --     1.634            166,401                --
    Separate Account Charges 2.35% ..............              --              --     1.631                 --                --
    Separate Account Charges 2.50% ..............          22,440              --     1.626             36,495                --
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.70% ..............       7,701,711              --     0.443          3,410,825                --
    Separate Account Charges 1.85% ..............      16,718,474              --     0.440          7,352,782                --
    Separate Account Charges 1.95% ..............             710              --     1.275                905                --
    Separate Account Charges 2.10% ..............         341,062              --     1.268            432,586                --
    Separate Account Charges 2.25% ..............         282,336              --     1.592            449,390                --
    Separate Account Charges 2.35% ..............              --              --     1.589                 --                --
    Separate Account Charges 2.50% ..............          51,089              --     1.584             80,939                --

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.70% ..............          63,349              --     1.506             95,395                --
    Separate Account Charges 1.85% ..............         324,291              --     1.502            487,115                --
    Separate Account Charges 1.95% ..............              --              --     1.500                 --                --
    Separate Account Charges 2.10% ..............         692,654              --     1.496          1,036,105                --
    Separate Account Charges 2.25% ..............         158,979              --     1.492            237,215                --
    Separate Account Charges 2.35% ..............              --              --     1.490                 --                --
    Separate Account Charges 2.50% ..............          42,295              --     1.486             62,846                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.70% ..............       2,151,149              --   $ 1.376     $    2,958,970         $      --
    Separate Account Charges 1.85% ..............       3,454,513              --     1.372          4,739,882                --
    Separate Account Charges 1.95% ..............              --              --     1.370                 --                --
    Separate Account Charges 2.10% ..............       3,210,132              --     1.366          4,386,309                --
    Separate Account Charges 2.25% ..............       2,824,721              --     1.363          3,850,039                --
    Separate Account Charges 2.35% ..............          44,374              --     1.361             60,380                --
    Separate Account Charges 2.50% ..............         524,251              --     1.357            711,574                --
  Mid-Cap Value Portfolio
    Separate Account Charges 1.70% ..............       1,905,264              --     1.533          2,920,996                --
    Separate Account Charges 1.85% ..............       2,710,231              --     1.529          4,144,778                --
    Separate Account Charges 1.95% ..............          10,080              --     1.527             15,390                --
    Separate Account Charges 2.10% ..............       3,639,144              --     1.523          5,542,202                --
    Separate Account Charges 2.25% ..............       4,278,276              --     1.519          6,499,322                --
    Separate Account Charges 2.35% ..............          49,755              --     1.517             75,458                --
    Separate Account Charges 2.50% ..............         410,731              --     1.513            621,361                --

PIMCO Variable Insurance Trust
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.70% ..............      19,306,139              --     1.200         23,166,496                --
    Separate Account Charges 1.85% ..............      24,095,570              --     1.193         28,755,105                --
    Separate Account Charges 1.95% ..............         318,487              --     1.136            361,899                --
    Separate Account Charges 2.10% ..............      15,243,660              --     1.131         17,236,687                --
    Separate Account Charges 2.25% ..............      11,809,695              --     1.048         12,383,293                --
    Separate Account Charges 2.35% ..............          96,919              --     1.047            101,437                --
    Separate Account Charges 2.50% ..............       1,959,015              --     1.044          2,044,580                --

Putnam Variable Trust
  Putnam VT Discovery Growth Fund - Class IB Shares
    Separate Account Charges 1.70% ..............          56,790              --     0.764             43,397                --
    Separate Account Charges 1.85% ..............         229,738              --     0.760            174,592                --
    Separate Account Charges 1.95% ..............           6,759              --     1.163              7,860                --
    Separate Account Charges 2.10% ..............          31,231              --     1.157             36,140                --
    Separate Account Charges 2.25% ..............           2,297              --     1.402              3,220                --
    Separate Account Charges 2.35% ..............              --              --     1.399                 --                --
    Separate Account Charges 2.50% ..............              --              --     1.395                 --                --
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.70% ..............       2,435,102              --     1.000          2,434,762                --
    Separate Account Charges 1.85% ..............       2,495,740              --     0.994          2,481,765                --
    Separate Account Charges 1.95% ..............          22,707              --     1.319             29,953                --
    Separate Account Charges 2.10% ..............         507,053              --     1.313            665,598                --
    Separate Account Charges 2.25% ..............         177,649              --     1.510            268,235                --
    Separate Account Charges 2.35% ..............              --              --     1.507                 --                --
    Separate Account Charges 2.50% ..............          75,093              --     1.503            112,857                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
Putnam Variable Trust (continued)
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.70% ..............         803,119              --   $ 1.594     $    1,279,865         $      --
    Separate Account Charges 1.85% ..............       1,340,616              --     1.585          2,124,710                --
    Separate Account Charges 1.95% ..............             536              --     1.777                953                --
    Separate Account Charges 2.10% ..............         487,752              --     1.769            862,638                --
    Separate Account Charges 2.25% ..............         335,159              --     1.902            637,502                --
    Separate Account Charges 2.35% ..............              --              --     1.899                 --                --
    Separate Account Charges 2.50% ..............          59,220              --     1.893            112,120                --

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.70% ..............       5,972,085              --     1.010          6,033,525                --
    Separate Account Charges 1.85% ..............       6,208,964              --     1.005          6,238,518                --
    Separate Account Charges 1.95% ..............          31,425              --     1.200             37,700                --
    Separate Account Charges 2.10% ..............         964,447              --     1.194          1,151,373                --
    Separate Account Charges 2.25% ..............         449,721              --     1.484            667,233                --
    Separate Account Charges 2.35% ..............          79,709              --     1.481            118,041                --
    Separate Account Charges 2.50% ..............         109,684              --     1.477            161,975                --
  Investors Fund - Class I
    Separate Account Charges 1.70% ..............      13,180,583              --     1.298         17,102,093                --
    Separate Account Charges 1.85% ..............      15,594,387              --     1.285         20,039,970                --
    Separate Account Charges 1.95% ..............          74,997              --     1.201             90,102                --
    Separate Account Charges 2.10% ..............       2,253,394              --     1.196          2,694,004                --
    Separate Account Charges 2.25% ..............       1,284,573              --     1.447          1,858,637                --
    Separate Account Charges 2.35% ..............          39,630              --     1.444             57,233                --
    Separate Account Charges 2.50% ..............         203,028              --     1.440            292,394                --

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.70% ..............       1,239,310              --     0.994          1,231,859                --
    Separate Account Charges 1.85% ..............       1,060,160              --     0.990          1,049,600                --
    Separate Account Charges 1.95% ..............              --              --     0.987                 --                --
    Separate Account Charges 2.10% ..............         848,996              --     0.983            834,928                --
    Separate Account Charges 2.25% ..............         589,089              --     1.265            745,365                --
    Separate Account Charges 2.35% ..............              --              --     1.263                 --                --
    Separate Account Charges 2.50% ..............         125,594              --     1.259            158,173                --

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.70% ..............       1,013,870              --     1.045          1,059,283                --
    Separate Account Charges 1.85% ..............       2,340,342              --     1.044          2,442,739                --
    Separate Account Charges 1.95% ..............          38,045              --     1.043             39,683                --
    Separate Account Charges 2.10% ..............       1,505,018              --     1.042          1,568,292                --
    Separate Account Charges 2.25% ..............       6,179,426              --     1.041          6,432,829                --
    Separate Account Charges 2.35% ..............          15,647              --     1.040             16,278                --
    Separate Account Charges 2.50% ..............         562,899              --     1.039            585,008                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.70% ..............         210,907              --   $ 1.072     $      226,089         $      --
    Separate Account Charges 1.85% ..............          55,753              --     1.071             59,708                --
    Separate Account Charges 1.95% ..............              --              --     1.070                 --                --
    Separate Account Charges 2.10% ..............         465,661              --     1.069            497,862                --
    Separate Account Charges 2.25% ..............         622,766              --     1.068            665,175                --
    Separate Account Charges 2.35% ..............              --              --     1.067                 --                --
    Separate Account Charges 2.50% ..............              --              --     1.066                 --                --
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.70% ..............         107,414              --     1.039            111,595                --
    Separate Account Charges 1.85% ..............          56,361              --     1.038             58,496                --
    Separate Account Charges 1.95% ..............              --              --     1.037                 --                --
    Separate Account Charges 2.10% ..............         289,321              --     1.036            299,787                --
    Separate Account Charges 2.25% ..............         739,669              --     1.035            765,667                --
    Separate Account Charges 2.35% ..............          76,304              --     1.034             78,933                --
    Separate Account Charges 2.50% ..............              --              --     1.033                 --                --

Strong Variable Insurance Funds, Inc.
  Strong Multi Cap Value Fund II
    Separate Account Charges 1.70% ..............       2,168,329              --     1.266          2,745,595                --
    Separate Account Charges 1.85% ..............       2,537,649              --     1.254          3,182,445                --
    Separate Account Charges 1.95% ..............              --              --     1.397                 --                --
    Separate Account Charges 2.10% ..............              --              --     1.391                 --                --
    Separate Account Charges 2.25% ..............              --              --     1.657                 --                --
    Separate Account Charges 2.35% ..............              --              --     1.653                 --                --
    Separate Account Charges 2.50% ..............              --              --     1.649                 --                --

The Travelers Series Trust
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.70% ..............       3,003,415              --     1.687          5,065,763                --
    Separate Account Charges 1.85% ..............       4,069,167              --     1.671          6,797,546                --
    Separate Account Charges 1.95% ..............              --              --     1.503                 --                --
    Separate Account Charges 2.10% ..............              --              --     1.495                 --                --
    Separate Account Charges 2.25% ..............              --              --     1.555                 --                --
    Separate Account Charges 2.35% ..............              --              --     1.552                 --                --
    Separate Account Charges 2.50% ..............              --              --     1.548                 --                --
  Equity Income Portfolio
    Separate Account Charges 1.70% ..............         664,953              --     1.338            889,763                --
    Separate Account Charges 1.85% ..............       1,454,786              --     1.335          1,941,770                --
    Separate Account Charges 1.95% ..............              --              --     1.333                 --                --
    Separate Account Charges 2.10% ..............       1,801,203              --     1.329          2,394,135                --
    Separate Account Charges 2.25% ..............         939,586              --     1.326          1,245,772                --
    Separate Account Charges 2.35% ..............           6,821              --     1.324              9,029                --
    Separate Account Charges 2.50% ..............          48,200              --     1.320             63,642                --
  Federated High Yield Portfolio
    Separate Account Charges 1.70% ..............       4,121,727              --     1.275          5,255,627                --
    Separate Account Charges 1.85% ..............       3,468,623              --     1.270          4,405,129                --
    Separate Account Charges 1.95% ..............          21,929              --     1.267             27,776                --
    Separate Account Charges 2.10% ..............       3,353,640              --     1.262          4,230,758                --
    Separate Account Charges 2.25% ..............       2,708,708              --     1.280          3,467,003                --
    Separate Account Charges 2.35% ..............          61,352              --     1.278             78,382                --
    Separate Account Charges 2.50% ..............         218,230              --     1.274            278,025                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
The Travelers Series Trust (continued)
  Large Cap Portfolio
    Separate Account Charges 1.70% ..............      16,710,061              --   $ 0.951     $   15,895,731         $      --
    Separate Account Charges 1.85% ..............      24,829,605              --     0.942         23,392,369                --
    Separate Account Charges 1.95% ..............          84,064              --     1.100             92,445                --
    Separate Account Charges 2.10% ..............       1,947,535              --     1.094          2,131,193                --
    Separate Account Charges 2.25% ..............         984,150              --     1.308          1,287,198                --
    Separate Account Charges 2.35% ..............              --              --     1.305                 --                --
    Separate Account Charges 2.50% ..............         123,625              --     1.302            160,940                --
  Lazard International Stock Portfolio
    Separate Account Charges 1.70% ..............      20,291,898              --     0.859         17,431,862                --
    Separate Account Charges 1.85% ..............      22,482,772              --     0.851         19,128,008                --
    Separate Account Charges 1.95% ..............          61,533              --     1.294             79,602                --
    Separate Account Charges 2.10% ..............       5,119,168              --     1.287          6,589,986                --
    Separate Account Charges 2.25% ..............       2,055,744              --     1.492          3,066,439                --
    Separate Account Charges 2.35% ..............          17,381              --     1.489             25,878                --
    Separate Account Charges 2.50% ..............         268,816              --     1.485            399,110                --
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.70% ..............       3,684,842              --     0.891          3,282,681                --
    Separate Account Charges 1.85% ..............       5,877,899              --     0.882          5,186,098                --
    Separate Account Charges 1.95% ..............           9,011              --     1.141             10,282                --
    Separate Account Charges 2.10% ..............         138,342              --     1.136            157,094                --
    Separate Account Charges 2.25% ..............          35,095              --     1.400             49,140                --
    Separate Account Charges 2.35% ..............              --              --     1.398                 --                --
    Separate Account Charges 2.50% ..............             703              --     1.394                980                --
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.70% ..............         390,128              --     0.737            287,396                --
    Separate Account Charges 1.85% ..............         246,489              --     0.733            180,582                --
    Separate Account Charges 1.95% ..............           4,836              --     1.100              5,320                --
    Separate Account Charges 2.10% ..............         120,049              --     1.095            131,417                --
    Separate Account Charges 2.25% ..............          29,597              --     1.412             41,783                --
    Separate Account Charges 2.35% ..............           8,818              --     1.409             12,425                --
    Separate Account Charges 2.50% ..............           8,366              --     1.405             11,755                --
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.70% ..............      16,689,714              --     0.558          9,310,576                --
    Separate Account Charges 1.85% ..............      23,434,667              --     0.554         12,982,528                --
    Separate Account Charges 1.95% ..............         129,307              --     0.922            119,197                --
    Separate Account Charges 2.10% ..............       3,154,274              --     0.917          2,893,428                --
    Separate Account Charges 2.25% ..............         900,000              --     1.506          1,355,084                --
    Separate Account Charges 2.35% ..............          16,019              --     1.503             24,073                --
    Separate Account Charges 2.50% ..............         120,260              --     1.499            180,225                --
  MFS Value Portfolio
    Separate Account Charges 1.70% ..............       7,215,446              --     1.321          9,534,469                --
    Separate Account Charges 1.85% ..............      10,298,183              --     1.309         13,477,385                --
    Separate Account Charges 1.95% ..............          81,054              --     1.333            108,038                --
    Separate Account Charges 2.10% ..............       2,695,357              --     1.326          3,575,146                --
    Separate Account Charges 2.25% ..............       1,089,185              --     1.452          1,581,371                --
    Separate Account Charges 2.35% ..............              --              --     1.449                 --                --
    Separate Account Charges 2.50% ..............         133,620              --     1.445            193,099                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
The Travelers Series Trust (continued)
  Pioneer Fund Portfolio
    Separate Account Charges 1.70% ..............         308,111              --   $ 1.327     $      408,812         $      --
    Separate Account Charges 1.85% ..............         563,729              --     1.324            746,113                --
    Separate Account Charges 1.95% ..............              --              --     1.321                 --                --
    Separate Account Charges 2.10% ..............         365,864              --     1.318            482,216                --
    Separate Account Charges 2.25% ..............         385,499              --     1.315            506,833                --
    Separate Account Charges 2.35% ..............           8,495              --     1.313             11,150                --
    Separate Account Charges 2.50% ..............         114,767              --     1.309            150,260                --
  U.S. Government Securities Portfolio
    Separate Account Charges 1.70% ..............       9,571,155              --     1.359         13,002,906                --
    Separate Account Charges 1.85% ..............      11,574,434              --     1.346         15,573,777                --
    Separate Account Charges 1.95% ..............          38,491              --     1.166             44,893                --
    Separate Account Charges 2.10% ..............       1,747,149              --     1.161          2,027,773                --
    Separate Account Charges 2.25% ..............         984,777              --     1.045          1,028,918                --
    Separate Account Charges 2.35% ..............          10,085              --     1.043             10,517                --
    Separate Account Charges 2.50% ..............         309,926              --     1.040            322,313                --

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.70% ..............      11,347,709              --     0.992         11,261,575                --
    Separate Account Charges 1.85% ..............      17,546,632              --     0.983         17,245,982                --
    Separate Account Charges 1.95% ..............           2,055              --     1.193              2,451                --
    Separate Account Charges 2.10% ..............         357,744              --     1.187            424,531                --
    Separate Account Charges 2.25% ..............         283,782              --     1.352            383,639                --
    Separate Account Charges 2.35% ..............           1,694              --     1.349              2,286                --
    Separate Account Charges 2.50% ..............          97,678              --     1.346            131,436                --
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.70% ..............         831,322              --     0.995            827,516                --
    Separate Account Charges 1.85% ..............         330,395              --     0.994            328,559                --
    Separate Account Charges 1.95% ..............              --              --     0.994                 --                --
    Separate Account Charges 2.10% ..............         757,416              --     0.993            751,949                --
    Separate Account Charges 2.25% ..............       1,072,675              --     0.992          1,063,881                --
    Separate Account Charges 2.35% ..............              --              --     0.991                 --                --
    Separate Account Charges 2.50% ..............          36,497              --     0.990             36,137                --
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.70% ..............      16,674,421              --     0.910         15,174,825                --
    Separate Account Charges 1.85% ..............      26,675,247              --     0.904         24,107,679                --
    Separate Account Charges 1.95% ..............         166,530              --     1.139            189,740                --
    Separate Account Charges 2.10% ..............       7,656,226              --     1.134          8,680,597                --
    Separate Account Charges 2.25% ..............       4,753,800              --     1.445          6,871,349                --
    Separate Account Charges 2.35% ..............         111,209              --     1.443            160,448                --
    Separate Account Charges 2.50% ..............         649,477              --     1.439            934,410                --
  Smith Barney High Income Portfolio
    Separate Account Charges 1.70% ..............      14,568,733              --     1.061         15,455,935                --
    Separate Account Charges 1.85% ..............      13,656,083              --     1.051         14,348,459                --
    Separate Account Charges 1.95% ..............          38,527              --     1.333             51,360                --
    Separate Account Charges 2.10% ..............       1,425,015              --     1.327          1,890,402                --
    Separate Account Charges 2.25% ..............       1,723,131              --     1.321          2,276,262                --
    Separate Account Charges 2.35% ..............          47,830              --     1.319             63,066                --
    Separate Account Charges 2.50% ..............         137,587              --     1.315            180,906                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.70% ..............      32,104,628              --   $ 1.248     $   40,061,377         $      --
    Separate Account Charges 1.85% ..............      39,932,658              --     1.236         49,352,337                --
    Separate Account Charges 1.95% ..............         157,766              --     1.241            195,802                --
    Separate Account Charges 2.10% ..............       8,241,514              --     1.235         10,178,625                --
    Separate Account Charges 2.25% ..............       4,374,147              --     1.429          6,250,403                --
    Separate Account Charges 2.35% ..............          67,975              --     1.426             96,950                --
    Separate Account Charges 2.50% ..............         727,318              --     1.422          1,034,470                --
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.70% ..............       5,448,257           6,560     1.031          5,615,159             6,761
    Separate Account Charges 1.85% ..............       6,921,765              --     1.025          7,094,717                --
    Separate Account Charges 1.95% ..............          61,162              --     1.347             82,401                --
    Separate Account Charges 2.10% ..............       3,066,625              --     1.341          4,111,360                --
    Separate Account Charges 2.25% ..............       1,936,426              --     1.427          2,763,282                --
    Separate Account Charges 2.35% ..............          24,184              --     1.424             34,446                --
    Separate Account Charges 2.50% ..............         215,899              --     1.420            306,656                --
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.70% ..............      14,228,476              --     1.084         15,426,736                --
    Separate Account Charges 1.85% ..............      16,283,666              --     1.074         17,485,444                --
    Separate Account Charges 1.95% ..............          53,765              --     0.970             52,166                --
    Separate Account Charges 2.10% ..............       4,780,485              --     0.965          4,615,630                --
    Separate Account Charges 2.25% ..............       2,954,897              --     0.973          2,874,133                --
    Separate Account Charges 2.35% ..............          43,883              --     0.971             42,604                --
    Separate Account Charges 2.50% ..............         248,135              --     0.968            240,227                --
  Strategic Equity Portfolio
    Separate Account Charges 1.70% ..............       1,042,886              --     0.753            785,600                --
    Separate Account Charges 1.85% ..............       1,222,660              --     0.749            915,941                --
    Separate Account Charges 1.95% ..............          14,420              --     1.051             15,151                --
    Separate Account Charges 2.10% ..............         459,029              --     1.045            479,912                --
    Separate Account Charges 2.25% ..............         104,085              --     1.415            147,276                --
    Separate Account Charges 2.35% ..............              --              --     1.412                 --                --
    Separate Account Charges 2.50% ..............          31,055              --     1.408             43,737                --
  Travelers Managed Income Portfolio
    Separate Account Charges 1.70% ..............      38,425,429              --     1.193         45,827,673                --
    Separate Account Charges 1.85% ..............      43,593,117              --     1.181         51,491,154                --
    Separate Account Charges 1.95% ..............         237,665              --     1.054            250,453                --
    Separate Account Charges 2.10% ..............       9,690,173              --     1.049         10,161,518                --
    Separate Account Charges 2.25% ..............       4,426,510              --     1.061          4,695,546                --
    Separate Account Charges 2.35% ..............          88,943              --     1.059             94,172                --
    Separate Account Charges 2.50% ..............         736,900              --     1.056            778,061                --

Van Kampen Life Investment Trust
  Emerging Growth Portfolio - Class II Shares
    Separate Account Charges 1.70% ..............         323,150              --     0.706            228,008                --
    Separate Account Charges 1.85% ..............         973,322              --     0.702            683,009                --
    Separate Account Charges 1.95% ..............          21,578              --     0.976             21,071                --
    Separate Account Charges 2.10% ..............         241,172              --     0.972            234,346                --
    Separate Account Charges 2.25% ..............          83,135              --     1.306            108,593                --
    Separate Account Charges 2.35% ..............           3,347              --     1.304              4,364                --
    Separate Account Charges 2.50% ..............          39,125              --     1.300             50,869                --

                                                                                DECEMBER 31, 2004
                                                    -----------------------------------------------------------------------------

                                                     ACCUMULATION         ANNUITY     UNIT       ACCUMULATION          ANNUITY
                                                         UNITS             UNITS     VALUE        NET ASSETS          NET ASSETS
                                                    -------------         -------   -------     --------------        ----------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.70% ..............       1,305,458           4,395   $ 1.094     $    1,427,895         $   4,807
    Separate Account Charges 1.85% ..............       2,109,922              --     1.088          2,295,196                --
    Separate Account Charges 1.95% ..............          62,886              --     1.398             87,933                --
    Separate Account Charges 2.10% ..............         797,779              --     1.391          1,110,081                --
    Separate Account Charges 2.25% ..............       1,106,896              --     1.629          1,803,224                --
    Separate Account Charges 2.35% ..............              --              --     1.626                 --                --
    Separate Account Charges 2.50% ..............         168,571              --     1.622            273,342                --

Variable Insurance Products Fund III
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.70% ..............       2,550,437              --     1.512          3,856,661                --
    Separate Account Charges 1.85% ..............       3,538,038              --     1.504          5,320,683                --
    Separate Account Charges 1.95% ..............         152,004              --     1.643            249,759                --
    Separate Account Charges 2.10% ..............       1,651,689              --     1.635          2,700,645                --
    Separate Account Charges 2.25% ..............       1,096,562              --     1.718          1,883,898                --
    Separate Account Charges 2.35% ..............           5,974              --     1.715             10,244                --
    Separate Account Charges 2.50% ..............         327,717              --     1.710            560,399                --
                                                                                                --------------         ---------

Net Contract Owners' Equity .....................                                               $1,279,931,034         $  23,060
                                                                                                ==============         =========

6. STATEMENT OF INVESTMENTS                                                            FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES         VALUE        PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
AIM VARIABLE INSURANCE FUNDS, INC. (0.1%)
  AIM V.I. Premier Equity Fund - Series I
    Total (Cost $1,756,691)                                                      81,895   $  1,744,353   $    128,236   $    307,561
                                                                           ------------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (1.7%)
  AllianceBernstein Growth and Income Portfolio - Class B
    (Cost $14,109,197)                                                          676,171     16,140,200      1,977,554      3,208,797
  AllianceBernstein Premier Growth Portfolio - Class B
    (Cost $5,920,780)                                                           264,362      6,109,403      2,095,433      2,817,928
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $20,029,977)                                                    940,533     22,249,603      4,072,987      6,026,725
                                                                           ------------   ------------   ------------   ------------

AMERICAN FUNDS INSURANCE SERIES (6.9%)
  Global Growth Fund - Class 2 Shares (Cost $9,003,328)                         598,592     10,313,734      6,536,103        466,793
  Growth Fund - Class 2 Shares (Cost $27,662,200)                               620,306     31,697,646     16,206,956      1,614,319
  Growth-Income Fund - Class 2 Shares (Cost $41,146,745)                      1,245,809     45,646,439     28,671,844      1,590,073
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $77,812,273)                                                  2,464,707     87,657,819     51,414,903      3,671,185
                                                                           ------------   ------------   ------------   ------------

CREDIT SUISSE TRUST (0.5%)
  Credit Suisse Trust Emerging Markets Portfolio
    Total (Cost $4,110,978)                                                     489,872      6,485,910        151,655      1,399,575
                                                                           ------------   ------------   ------------   ------------

DELAWARE VIP TRUST (4.4%)
  Delaware VIP REIT Series - Standard Class (Cost $18,388,047)                1,522,964     29,058,155      4,422,432      4,015,817
  Delaware VIP Small Cap Value Series - Standard Class
    (Cost $17,712,745)                                                          879,255     26,773,320      4,189,250      3,100,790
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $36,100,792)                                                  2,402,219     55,831,475      8,611,682      7,116,607
                                                                           ------------   ------------   ------------   ------------

DREYFUS VARIABLE INVESTMENT FUND (3.3%)
  Dreyfus VIF - Developing Leaders Portfolio - Initial Shares
    (Cost $21,898,753)                                                          446,683     18,559,671        506,557      4,440,096
  Dreyfus VIF - Appreciation Portfolio - Initial Shares
    (Cost $23,699,271)                                                          659,359     23,446,811      3,292,675      3,277,241
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $45,598,024)                                                  1,106,042     42,006,482      3,799,232      7,717,337
                                                                           ------------   ------------   ------------   ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (7.5%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $22,151,405)                 1,132,670     22,007,780      1,575,593      4,363,032
  Mutual Shares Securities Fund - Class 2 Shares (Cost $9,374,102)              665,135     11,067,847      5,148,502        915,458
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $11,755,945)                                                        1,870,920     16,220,875      7,015,118      5,889,820
  Templeton Foreign Securities Fund - Class 2 Shares
    (Cost $35,549,588)                                                        3,216,984     46,163,725     11,422,063      6,189,995
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $78,831,040)                                                  6,885,709     95,460,227     25,161,276     17,358,305
                                                                           ------------   ------------   ------------   ------------

GREENWICH STREET SERIES FUND (5.1%)
  Appreciation Portfolio (Cost $19,652,670)                                     967,074     22,658,538      4,871,583      1,815,384
  Fundamental Value Portfolio (Cost $38,417,621)                              2,013,755     42,490,230      8,297,859      6,014,965
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $58,070,291)                                                  2,980,829     65,148,768     13,169,442      7,830,349
                                                                           ------------   ------------   ------------   ------------

JANUS ASPEN SERIES (2.7%)
  Growth and Income Portfolio - Service Shares (Cost $6,257,455)                368,100      5,819,660        326,176      1,766,398
  International Growth Portfolio - Service Shares
    (Cost $11,731,718)                                                          610,466     16,445,961      1,037,555      4,841,882
  Mid Cap Growth Portfolio - Service Shares (Cost $16,822,190)                  462,438     11,727,427        635,822      4,279,584
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $34,811,363)                                                  1,441,004     33,993,048      1,999,553     10,887,864
                                                                           ------------   ------------   ------------   ------------

LAZARD RETIREMENT SERIES, INC. (0.1%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $1,615,737)                                                     113,531      1,918,676      1,166,144        233,479
                                                                           ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ---------------------------------------------------------

INVESTMENTS                                                                   NO. OF         MARKET        COST OF        PROCEEDS
                                                                              SHARES         VALUE        PURCHASES      FROM SALES
                                                                           ------------   ------------   ------------   ------------
LORD ABBETT SERIES FUND, INC. (2.9%)
  Growth and Income Portfolio (Cost $14,759,717)                                614,686   $ 16,707,154   $ 10,340,597   $    926,841
  Mid-Cap Value Portfolio (Cost $16,539,767)                                    953,319     19,819,507     11,150,444        637,880
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $31,299,484)                                                  1,568,005     36,526,661     21,491,041      1,564,721
                                                                           ------------   ------------   ------------   ------------

PIMCO VARIABLE INSURANCE TRUST (6.6%)
  Total Return Portfolio - Administrative Class
    Total (Cost $81,928,812)                                                  7,997,098     84,049,497     29,374,932      7,311,526
                                                                           ------------   ------------   ------------   ------------

PUTNAM VARIABLE TRUST (0.9%)
  Putnam VT Discovery Growth Fund - Class IB Shares
    (Cost $253,346)                                                              53,362        265,209         32,296         52,864
  Putnam VT International Equity Fund - Class IB Shares
    (Cost $4,294,766)                                                           407,421      5,993,170        702,130      1,883,328
  Putnam VT Small Cap Value Fund - Class IB Shares
    (Cost $3,523,377)                                                           220,175      5,017,788      1,312,161      1,640,236
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $8,071,489)                                                     680,958     11,276,167      2,046,587      3,576,428
                                                                           ------------   ------------   ------------   ------------

SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (4.4%)
  All Cap Fund - Class I (Cost $12,393,700)                                     856,112     14,408,365      2,177,261      4,343,491
  Investors Fund - Class I (Cost $37,627,353)                                 3,051,009     42,134,433      2,892,616      6,314,241
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $50,021,053)                                                  3,907,121     56,542,798      5,069,877     10,657,732
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY INVESTMENT SERIES (0.3%)
  Smith Barney Dividend Strategy Portfolio
    Total (Cost $3,751,867)                                                     452,694      4,019,925      2,188,146        758,113
                                                                           ------------   ------------   ------------   ------------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (1.2%)
  Multiple Discipline Portfolio - All Cap Growth and Value
    (Cost $11,549,474)                                                          819,441     12,144,112     13,320,883      1,762,770
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $1,342,165)                                                            93,836      1,448,834      1,677,019        353,654
  Multiple Discipline Portfolio - Large Cap Growth and Value
    (Cost $1,263,310)                                                            91,220      1,314,478      1,545,412        272,098
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $14,154,949)                                                  1,004,497     14,907,424     16,543,314      2,388,522
                                                                           ------------   ------------   ------------   ------------

STRONG VARIABLE INSURANCE FUNDS, INC. (0.5%)
  Strong Multi Cap Value Fund II
    Total (Cost $4,714,432)                                                     503,657      5,928,040         79,025      1,248,950
                                                                           ------------   ------------   ------------   ------------

THE TRAVELERS SERIES TRUST (17.5%)
  Disciplined Mid Cap Stock Portfolio (Cost $8,951,435)                         600,370     11,863,309        399,292      3,103,699
  Equity Income Portfolio (Cost $6,089,755)                                     381,136      6,544,111      3,547,724        727,592
  Federated High Yield Portfolio (Cost $17,006,814)                           2,058,318     17,742,700      6,139,949      3,627,297
  Large Cap Portfolio (Cost $54,069,869)                                      3,083,982     42,959,876      1,533,172      6,803,458
  Lazard International Stock Portfolio (Cost $36,538,156)                     4,091,146     46,720,885      5,538,295      5,820,483
  Merrill Lynch Large Cap Core Portfolio (Cost $10,596,093)                     959,809      8,686,275        403,219      2,333,702
  MFS Emerging Growth Portfolio (Cost $614,871)                                  63,632        670,678        174,162        193,131
  MFS Mid Cap Growth Portfolio (Cost $38,373,984)                             3,422,307     26,865,111      2,109,763      5,071,939
  MFS Value Portfolio (Cost $23,275,261)                                      2,310,837     28,469,508      2,444,879      8,629,699
  Pioneer Fund Portfolio (Cost $2,033,671)                                      191,636      2,305,384      1,500,640        771,076
  U.S. Government Securities Portfolio (Cost $31,679,104)                     2,510,674     32,011,097      3,490,902      7,257,900
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $229,229,013)                                                19,673,847    224,838,934     27,281,997     44,339,976
                                                                           ------------   ------------   ------------   ------------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                             FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                      --------------------------------------------------------------

INVESTMENTS                                                                NO. OF         MARKET         COST OF         PROCEEDS
                                                                           SHARES         VALUE         PURCHASES       FROM SALES
                                                                      --------------  --------------  --------------  --------------
TRAVELERS SERIES FUND INC. (31.6%)
  AIM Capital Appreciation Portfolio (Cost $34,703,759)                    2,752,514  $   29,451,900  $      451,670  $    7,853,375
  SB Adjustable Rate Income Portfolio - Class I Shares
    (Cost $3,026,622)                                                        300,504       3,008,042       3,617,840         590,660
  Smith Barney Aggressive Growth Portfolio (Cost $53,147,584)              4,213,142      56,119,048       7,143,753       7,146,211
  Smith Barney High Income Portfolio (Cost $37,486,965)                    4,538,595      34,266,390       5,039,125       6,003,418
  Smith Barney Large Capitalization Growth Portfolio
    (Cost $104,391,150)                                                    7,457,896     107,169,964       7,952,010       9,576,754
  Smith Barney Mid Cap Core Portfolio (Cost $16,554,259)                   1,399,635      20,014,782       3,893,691       3,322,171
  Smith Barney Money Market Portfolio (Cost $40,704,535)                  40,704,535      40,704,535      23,020,088      25,700,347
  Strategic Equity Portfolio (Cost $2,322,066)                               136,124       2,387,617         478,987         523,760
  Travelers Managed Income Portfolio (Cost $117,809,422)                  10,035,304     113,298,577      12,725,685      15,411,908
                                                                      --------------  --------------  --------------  --------------
    Total (Cost $410,146,362)                                             71,538,249     406,420,855      64,322,849      76,128,604
                                                                      --------------  --------------  --------------  --------------

VAN KAMPEN LIFE INVESTMENT TRUST (0.1%)
  Emerging Growth Portfolio - Class II Shares
    Total (Cost $1,336,672)                                                   51,481       1,330,260         237,963         477,308
                                                                      --------------  --------------  --------------  --------------

VARIABLE ANNUITY PORTFOLIOS (0.6%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $5,769,776)                                                  614,252       7,002,478       2,369,047       1,133,243
                                                                      --------------  --------------  --------------  --------------

VARIABLE INSURANCE PRODUCTS FUND III (1.1%)
  Mid Cap Portfolio - Service Class 2
    Total (Cost $9,933,887)                                                  488,028      14,582,289       2,868,016       1,872,407
                                                                      --------------  --------------  --------------  --------------

TOTAL INVESTMENTS (100%)
  (COST $1,209,094,962)                                                               $1,279,921,689  $  283,547,904  $  214,006,517
                                                                                      ==============  ==============  ==============

7. FINANCIAL HIGHLIGHTS

                                                                                                        EXPENSE          TOTAL
                                         YEAR               UNIT VALUE          NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                        ENDED      UNITS     LOWEST TO        ASSETS       INCOME      LOWEST TO       LOWEST TO
                                        DEC 31    (000S)    HIGHEST ($)       ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                        ------    ------   -------------      -------  -------------  -----------  -----------------
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Premier Equity Fund -         2004      2,205   0.770 - 0.994        1,744        0.45     1.70 - 2.10        3.56 - 3.89
    Series I                             2003      2,412   0.742 - 0.958        1,834        0.30     1.70 - 2.10      22.44 - 22.94
                                         2002      2,614   0.604 - 0.781        1,617        0.38     1.70 - 2.10  (31.70) - (31.37)
                                         2001      1,544   0.882 - 1.142        1,387        0.31     1.70 - 2.10    (10.82) - 10.44
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                  2004     15,295   0.998 - 1.446       16,140        0.73     1.70 - 2.50        8.44 - 9.37
                                         2003     16,552   0.914 - 1.329       15,813        0.85     1.70 - 2.50      17.12 - 32.37
                                         2002     16,187   0.704 - 0.872       11,665        0.56     1.70 - 2.10  (23.86) - (23.59)
                                         2001     11,642   0.923 - 1.144       10,859        0.18     1.70 - 2.10     (7.88) - 10.42
  AllianceBernstein Premier Growth
    Portfolio - Class B                  2004      7,538   0.746 - 1.324        6,109          --     1.70 - 2.50        5.69 - 6.53
                                         2003      8,320   0.701 - 1.250        6,326          --     1.70 - 2.50       9.58 - 21.38
                                         2002      6,467   0.579 - 0.802        3,837          --     1.70 - 2.10  (32.23) - (32.08)
                                         2001      5,878   0.853 - 1.183        5,231          --     1.70 - 2.10    (14.27) - 13.76
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares    2004      7,187   1.424 - 1.443       10,314        0.44     1.70 - 2.50       9.19 - 11.60
                                         2003      2,536   1.286 - 1.293        3,271        0.16     1.70 - 2.50      18.40 - 29.20

  Growth Fund - Class 2 Shares           2004     23,138   1.359 - 1.378       31,698        0.21     1.70 - 2.50       9.69 - 10.59
                                         2003     11,384   1.239 - 1.246       14,150        0.21     1.70 - 2.50       3.24 - 24.60

  Growth-Income Fund - Class 2 Shares    2004     33,803   1.339 - 1.357       45,646        1.13     1.70 - 2.50        7.64 - 8.47
                                         2003     12,328   1.244 - 1.251       15,387        1.62     1.70 - 2.50      12.53 - 24.90
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets   2004      4,789   1.335 - 1.799        6,486        0.29     1.70 - 2.25      22.19 - 22.88
    Portfolio                            2003      5,772   1.088 - 1.469        6,366          --     1.70 - 2.25      39.96 - 50.99
                                         2002      6,735   0.776 - 1.048        5,265        0.17     1.70 - 2.10  (13.41) - (13.03)
                                         2001      7,973   0.894 - 1.208        7,145          --     1.70 - 2.10     (11.31) - 5.23
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard    2004     13,911   1.745 - 2.216       29,058        1.99     1.70 - 2.50      28.12 - 29.14
    Class                                2003     13,611   1.362 - 1.716       22,528        2.48     1.70 - 2.50      21.48 - 31.80
                                         2002     12,572   1.126 - 1.302       16,227        2.46     1.70 - 2.10        2.36 - 2.76
                                         2001     11,516   1.100 - 1.267       14,530        1.76     1.70 - 2.10        1.48 - 6.92
  Delaware VIP Small Cap Value Series
    - Standard Class                     2004     14,620   1.723 - 1.859       26,773        0.20     1.70 - 2.50      18.50 - 19.47
                                         2003     13,906   1.454 - 1.556       21,438        0.35     1.70 - 2.50      34.51 - 43.08
                                         2002     11,397   1.103 - 1.115       12,656        0.52     1.70 - 2.10   (15.26) - (7.16)
                                         2001     10,498   1.193 - 1.201       12,574        0.92     1.70 - 2.10       9.73 - 12.34
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF - Developing Leaders
    Portfolio - Initial Shares           2004     13,400   1.319 - 1.467       18,560        0.19     1.70 - 2.50        8.63 - 9.43
                                         2003     16,163   1.210 - 1.347       20,466        0.03     1.70 - 2.50       5.41 - 33.63
                                         2002     18,610   0.938 - 0.982       18,215        0.05     1.70 - 2.10  (23.45) - (20.49)
                                         2001     20,740   1.185 - 1.235       25,557        0.45     1.70 - 2.10     (7.87) - 12.32
  Dreyfus VIF - Appreciation
    Portfolio - Initial Shares           2004     22,364   1.028 - 1.275       23,447        1.73     1.70 - 2.50        1.92 - 3.28
                                         2003     22,491   0.997 - 1.241       22,666        1.44     1.70 - 2.50      11.82 - 19.08
                                         2002     22,351   0.838 - 0.910       18,804        1.07     1.70 - 2.10   (18.40) - (2.15)
                                         2001     24,717   1.025 - 1.114       25,396        0.83     1.70 - 2.10     (10.95) - 3.05

                                                                                                        EXPENSE          TOTAL
                                         YEAR               UNIT VALUE          NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                        ENDED      UNITS     LOWEST TO        ASSETS       INCOME      LOWEST TO       LOWEST TO
                                        DEC 31    (000S)    HIGHEST ($)       ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                        ------    ------   -------------      -------  -------------  -----------  -----------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2      2004     16,750   1.257 - 1.526       22,008          --     1.70 - 2.50        8.73 - 9.60
    Shares                               2003     18,768   1.151 - 1.400       22,399          --     1.70 - 2.50      34.31 - 40.28
                                         2002     17,319   0.857 - 0.881       15,182        0.25     1.70 - 2.10  (30.15) - (29.86)
                                         2001     18,925   1.227 - 1.256       23,700        0.38     1.70 - 2.10    (16.78) - 19.82

  Mutual Shares Securities Fund -        2004      9,297   1.137 - 1.391       11,068        0.72     1.70 - 2.50       9.92 - 10.80
    Class 2 Shares                       2003      5,406   1.030 - 1.263        5,800        0.95     1.70 - 2.50      19.21 - 25.92
                                         2002      1,561   0.841 - 0.843        1,315        0.51     1.70 - 2.10  (16.14) - (14.93)
  Templeton Developing Markets
    Securities Fund - Class 2 Shares     2004      9,272   1.662 - 2.046       16,221        1.78     1.70 - 2.50      21.66 - 22.66
                                         2003      8,699   1.357 - 1.673       12,174        1.11     1.70 - 2.50       8.23 - 57.44
                                         2002      7,878   0.904 - 1.115        7,178        1.44     1.70 - 2.10    (2.20) - (1.83)
                                         2001      8,845   0.922 - 1.138        8,185        0.74     1.70 - 2.10     (9.78) - 11.24
  Templeton Foreign Securities Fund -
    Class 2 Shares                       2004     39,291   1.077 - 1.561       46,164        1.07     1.70 - 2.50      15.63 - 16.51
                                         2003     35,063   0.925 - 1.347       34,327        1.72     1.70 - 2.50      26.74 - 40.90
                                         2002     30,385   0.713 - 0.906       21,855        1.47     1.70 - 2.10  (20.21) - (19.87)
                                         2001     31,057   0.892 - 1.134       27,776        2.46     1.70 - 2.10     (17.56) - 3.94
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                 2004     21,071   0.991 - 1.338       22,659        1.21     1.70 - 2.50        6.06 - 6.98
                                         2003     18,238   0.928 - 1.257       18,042        0.76     1.70 - 2.50      16.08 - 22.99
                                         2002     12,498   0.759 - 0.919        9,634        1.80     1.70 - 2.10  (19.28) - (18.98)
                                         2001      5,937   0.937 - 1.136        5,634        0.78     1.70 - 2.10      (6.11) - 5.67

  Fundamental Value Portfolio            2004     38,139   1.025 - 1.503       42,490        0.66     1.70 - 2.50        5.58 - 6.40
                                         2003     37,374   0.965 - 1.420       38,287        0.67     1.70 - 2.50      28.88 - 41.01
                                         2002     36,117   0.709 - 0.905       26,052        1.13     1.70 - 2.10  (22.95) - (22.63)
                                         2001     24,541   0.918 - 1.172       22,707        0.55     1.70 - 2.10     (8.20) - 14.34
JANUS ASPEN SERIES
  Growth and Income Portfolio -          2004      7,828   0.732 - 1.359        5,820        0.37     1.70 - 2.25        9.16 - 9.67
    Service Shares                       2003      9,848   0.668 - 1.245        6,650        0.48     1.70 - 2.25      21.00 - 22.90
                                         2002     11,208   0.551 - 0.864        6,224        0.53     1.70 - 2.10  (23.45) - (23.09)
                                         2001     14,097   0.717 - 1.126       10,354        0.87     1.70 - 2.10     (15.25) - 4.94
  International Growth Portfolio -
    Service Shares                       2004     24,222   0.662 - 1.634       16,446        0.81     1.70 - 2.50      15.73 - 16.81
                                         2003     30,155   0.568 - 1.408       17,647        0.97     1.70 - 2.50      31.73 - 43.22
                                         2002     35,026   0.430 - 0.853       15,137        0.60     1.70 - 2.10  (27.33) - (27.03)
                                         2001     45,445   0.590 - 1.171       26,889        0.72     1.70 - 2.10     (24.84) - 4.09

  Mid Cap Growth Portfolio - Service     2004     25,095   0.440 - 1.592       11,727          --     1.70 - 2.50      17.51 - 18.45
    Shares                               2003     33,436   0.372 - 1.351       13,186          --     1.70 - 2.50      25.51 - 32.62
                                         2002     38,862   0.281 - 0.816       10,979          --     1.70 - 2.10   (29.56) - (4.11)
                                         2001     44,511   0.398 - 1.157       17,779          --     1.70 - 2.10     (40.77) - 2.48
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap            2004      1,282   1.486 - 1.506        1,919          --     1.70 - 2.50      12.07 - 12.98
    Portfolio                            2003        579   1.326 - 1.333          770          --     1.70 - 2.50       3.67 - 33.00
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio            2004     12,209   1.357 - 1.376       16,707        1.13     1.70 - 2.50       9.88 - 10.79
                                         2003      4,712   1.235 - 1.242        5,839        1.35     1.70 - 2.50       1.48 - 24.20

  Mid-Cap Value Portfolio                2004     13,003   1.513 - 1.533       19,820        0.41     1.70 - 2.50      21.04 - 21.96
                                         2003      5,196   1.250 - 1.257        6,515        1.07     1.70 - 2.50       7.75 - 24.21

                                                                                                        EXPENSE          TOTAL
                                         YEAR               UNIT VALUE          NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                        ENDED      UNITS     LOWEST TO        ASSETS       INCOME      LOWEST TO       LOWEST TO
                                        DEC 31    (000S)    HIGHEST ($)       ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                        ------    ------   -------------      -------  -------------  -----------  -----------------
PIMCO VARIABLE INSURANCE TRUST
  Total Return Portfolio -               2004     72,829   1.044 - 1.200       84,049        1.89     1.70 - 2.50        2.35 - 3.09
    Administrative Class                 2003     53,891   1.020 - 1.164       61,101        2.85     1.70 - 2.50      (0.29) - 3.28
                                         2002     47,258   1.070 - 1.127       52,945        4.05     1.70 - 2.10        6.79 - 7.23
                                         2001     18,460   1.002 - 1.051       19,335        2.78     1.70 - 2.10      (0.79) - 4.69
PUTNAM VARIABLE TRUST
  Putnam VT Discovery Growth Fund -
    Class IB Shares                      2004        327   0.760 - 1.402          265          --     1.70 - 2.25        5.18 - 5.67
                                         2003        347   0.720 - 1.333          266          --     1.70 - 2.25      29.29 - 30.18
                                         2002        698   0.555 - 0.851          400          --     1.70 - 2.10   (31.06) - (4.49)
                                         2001      1,059   0.803 - 1.233          861          --     1.70 - 2.10     (23.14) - 5.93
  Putnam VT International Equity Fund
    - Class IB Shares                    2004      5,713   0.994 - 1.510        5,993        1.54     1.70 - 2.50      13.35 - 14.29
                                         2003      6,956   0.872 - 1.329        6,376        0.92     1.70 - 2.50      18.50 - 37.15
                                         2002      7,431   0.691 - 0.918        5,228        0.47     1.70 - 2.10  (19.35) - (19.04)
                                         2001      3,254   0.855 - 1.137        2,810          --     1.70 - 2.10     (13.98) - 5.77
  Putnam VT Small Cap Value Fund -
    Class IB Shares                      2004      3,026   1.585 - 1.902        5,018        0.36     1.70 - 2.50      23.08 - 24.14
                                         2003      3,273   1.279 - 1.541        4,302        0.32     1.70 - 2.50      23.53 - 55.19
                                         2002      4,006   0.871 - 0.978        3,511        0.18     1.70 - 2.10  (25.63) - (19.61)
                                         2001      2,861   1.085 - 1.220        3,111          --     1.70 - 2.10        7.00 - 9.52
SALOMON BROTHERS VARIABLE SERIES
FUNDS INC.
  All Cap Fund - Class I                 2004     13,816   1.005 - 1.484       14,408        0.50     1.70 - 2.50        5.65 - 6.43
                                         2003     15,994   0.945 - 1.401       15,541        0.28     1.70 - 2.50      29.09 - 40.24
                                         2002     14,596   0.692 - 0.828       10,234        0.49     1.70 - 2.10  (26.62) - (25.87)
                                         2001      7,607   0.941 - 1.127        7,194        1.32     1.70 - 2.10      (6.27) - 8.47

  Investors Fund - Class I               2004     32,631   1.196 - 1.447       42,134        1.44     1.70 - 2.50        7.62 - 8.53
                                         2003     35,363   1.106 - 1.341       42,077        1.41     1.70 - 2.50       7.20 - 32.64
                                         2002     37,507   0.854 - 0.919       34,267        1.12     1.70 - 2.10  (24.62) - (24.36)
                                         2001     39,594   1.133 - 1.215       47,947        0.96     1.70 - 2.10      (5.91) - 6.99
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy         2004      3,863   0.983 - 1.265        4,020        1.02     1.70 - 2.50        0.80 - 1.64
    Portfolio                            2003      2,498   0.971 - 1.252        2,530        0.68     1.70 - 2.50      15.33 - 21.34
                                         2002        984   0.803 - 0.806          792        0.84     1.70 - 2.10  (20.73) - (19.64)
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                 2004     11,655   1.039 - 1.045       12,144        0.59     1.70 - 2.50        3.27 - 6.31
  Multiple Discipline Portfolio -
    Global All Cap Growth and Value      2004      1,355   1.068 - 1.072        1,449        0.63     1.70 - 2.25        7.41 - 9.30
  Multiple Discipline Portfolio -
    Large Cap Growth and Value           2004      1,269   1.034 - 1.039        1,314        1.07     1.70 - 2.35        3.09 - 5.19
STRONG VARIABLE INSURANCE FUNDS, INC.
  Strong Multi Cap Value Fund II         2004      4,706   1.254 - 1.266        5,928          --     1.70 - 1.85      14.63 - 14.78
                                         2003      5,660   1.094 - 1.103        6,216        0.10     1.70 - 1.85      35.90 - 36.00
                                         2002      6,317   0.805 - 0.811        5,102        0.41     1.70 - 1.85  (24.63) - (24.42)
                                         2001      8,338   1.068 - 1.073        8,921          --     1.70 - 1.85        2.30 - 2.39

                                                                                                        EXPENSE          TOTAL
                                         YEAR               UNIT VALUE          NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                        ENDED      UNITS     LOWEST TO        ASSETS       INCOME      LOWEST TO       LOWEST TO
                                        DEC 31    (000S)    HIGHEST ($)       ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                        ------    ------   -------------      -------  -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock Portfolio    2004      7,073   1.671 - 1.687       11,863        0.26     1.70 - 1.85      14.37 - 14.53
                                         2003      8,945   1.461 - 1.473       13,118        0.29     1.70 - 1.85      31.27 - 31.52
                                         2002     10,265   1.113 - 1.120       11,457        0.50     1.70 - 1.85  (15.87) - (15.79)
                                         2001     13,210   1.323 - 1.330       17,522        0.27     1.70 - 1.85    (5.84) - (5.67)


  Equity Income Portfolio                2004      4,916   1.320 - 1.338        6,544        1.68     1.70 - 2.50        6.26 - 7.99
                                         2003      2,848   1.232 - 1.239        3,521        1.76     1.70 - 2.50      11.29 - 21.95

  Federated High Yield Portfolio         2004     13,954   1.262 - 1.280       17,743        7.70     1.70 - 2.50        7.69 - 8.51
                                         2003     12,665   1.167 - 1.186       14,872        9.27     1.70 - 2.50      11.90 - 20.39
                                         2002      5,814   0.974 - 0.976        5,673       26.94     1.70 - 2.10      (2.50) - 6.21


  Large Cap Portfolio                    2004     44,679   0.942 - 1.308       42,960        0.78     1.70 - 2.50        3.91 - 4.74
                                         2003     50,164   0.901 - 1.256       45,863        0.39     1.70 - 2.50      21.89 - 23.74
                                         2002     53,181   0.736 - 0.861       39,340        0.46     1.70 - 2.10  (24.45) - (24.08)
                                         2001     59,388   0.971 - 1.137       57,837        0.48     1.70 - 2.10     (18.88) - 4.12

  Lazard International Stock Portfolio   2004     50,297   0.851 - 1.492       46,721        1.56     1.70 - 2.50      11.37 - 13.77
                                         2003     52,511   0.749 - 1.318       41,153        1.93     1.70 - 2.50      25.94 - 31.54
                                         2002     51,697   0.593 - 0.904       31,074        2.06     1.70 - 2.10  (14.74) - (14.47)
                                         2001     54,692   0.694 - 1.059       38,109        0.16     1.70 - 2.10     (27.56) - 0.76

  Merrill Lynch Large Cap Core           2004      9,746   0.882 - 1.400        8,686        0.52     1.70 - 2.50      13.06 - 13.94
    Portfolio                            2003     11,988   0.776 - 1.236        9,361        0.63     1.70 - 2.50       7.57 - 20.18
                                         2002     14,331   0.652 - 0.845        9,386        0.54     1.70 - 2.10  (26.76) - (26.46)
                                         2001     17,615   0.887 - 1.151       15,679        0.04     1.70 - 2.10     (23.93) - 8.08

  MFS Emerging Growth Portfolio          2004        808   0.733 - 1.412          671          --     1.70 - 2.50       9.94 - 10.83
                                         2003        830   0.662 - 1.281          615          --     1.70 - 2.50       3.73 - 27.15
                                         2002        656   0.522 - 0.786          357          --     1.70 - 2.10  (35.63) - (30.44)
                                         2001        417   0.809 - 1.218          338          --     1.70 - 2.10     (19.42) - 0.66

                                                                                                        EXPENSE          TOTAL
                                         YEAR               UNIT VALUE          NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                        ENDED      UNITS     LOWEST TO        ASSETS       INCOME      LOWEST TO       LOWEST TO
                                        DEC 31    (000S)    HIGHEST ($)       ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                        ------    ------   -------------      -------  -------------  -----------  -----------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio           2004     44,444   0.554 - 1.506       26,865          --     1.70 - 2.50      11.28 - 12.27
                                         2003     50,014   0.495 - 1.350       26,328          --     1.70 - 2.50       4.33 - 34.69
                                         2002     48,959   0.368 - 0.613       18,411          --     1.70 - 2.10  (49.88) - (49.73)
                                         2001     40,049   0.732 - 1.221       29,464          --     1.70 - 2.10    (25.08) - 14.76

  MFS Value Portfolio                    2004     21,513   1.309 - 1.452       28,470        1.11     1.70 - 2.50      13.07 - 13.98
                                         2003     26,760   1.149 - 1.280       31,055        1.46     1.70 - 2.50      13.20 - 28.64
                                         2002     25,573   0.940 - 0.959       24,115        2.20     1.70 - 2.10  (14.93) - (14.62)
                                         2001     22,650   1.102 - 1.126       25,023        0.84     1.70 - 2.10      (0.90) - 7.14

  Pioneer Fund Portfolio                 2004      1,746   1.309 - 1.327        2,305        1.10     1.70 - 2.50        8.33 - 9.31
                                         2003      1,136   1.208 - 1.214        1,377        2.12     1.70 - 2.50      11.11 - 19.04


  U.S. Government Securities Portfolio   2004     24,236   1.040 - 1.359       32,011        4.15     1.70 - 2.50        3.48 - 4.38
                                         2003     27,515   1.005 - 1.302       35,258        4.31     1.70 - 2.50      (2.04) - 1.01
                                         2002     38,061   1.110 - 1.289       48,699        7.37     1.70 - 2.10      11.22 - 11.70
                                         2001     32,315   0.998 - 1.154       37,133        4.05     1.70 - 2.10      (2.25) - 4.06
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio     2004     29,637   0.983 - 1.352       29,452        0.12     1.70 - 2.50        3.94 - 4.64
                                         2003     37,026   0.940 - 1.298       35,074          --     1.70 - 2.50      17.91 - 29.41
                                         2002     41,848   0.741 - 0.900       31,086          --     1.70 - 2.10  (25.46) - (25.10)
                                         2001     31,414   0.991 - 1.206       31,200          --     1.70 - 2.10     (25.21) - 3.25
  SB Adjustable Rate Income Portfolio
    - Class I Shares                     2004      3,028   0.990 - 0.995        3,008        2.13     1.70 - 2.50    (0.50) - (0.20)

  Smith Barney Aggressive Growth         2004     56,687   0.904 - 1.445       56,119          --     1.70 - 2.50        7.23 - 8.08
    Portfolio                            2003     57,778   0.837 - 1.345       51,320          --     1.70 - 2.50      25.05 - 32.18
                                         2002     50,823   0.634 - 0.801       32,730          --     1.70 - 2.10  (34.08) - (33.71)
                                         2001     45,194   0.959 - 1.213       43,650          --     1.70 - 2.10     (5.80) - 12.95

  Smith Barney High Income Portfolio     2004     31,597   1.051 - 1.333       34,266        8.00     1.70 - 2.50        7.70 - 8.60
                                         2003     34,970   0.969 - 1.231       34,583        7.73     1.70 - 2.50      10.29 - 25.42
                                         2002     35,831   0.774 - 0.984       27,892       23.50     1.70 - 2.10    (5.30) - (4.88)
                                         2001     39,620   0.815 - 1.037       32,397       12.18     1.70 - 2.10      (5.56) - 4.75
  Smith Barney Large Capitalization
    Growth Portfolio                     2004     85,606   1.235 - 1.429      107,170        0.36     1.70 - 2.50    (2.13) - (1.34)
                                         2003     86,062   1.254 - 1.456      108,930        0.02     1.70 - 2.50      24.79 - 45.07
                                         2002     86,256   0.866 - 0.872       74,919        0.34     1.70 - 2.10  (26.33) - (26.04)
                                         2001     92,322   1.173 - 1.181      108,501          --     1.70 - 2.10    (14.13) - 10.68

  Smith Barney Mid Cap Core Portfolio    2004     17,681   1.025 - 1.427       20,015          --     1.70 - 2.50        7.66 - 8.64
                                         2003     17,145   0.946 - 1.322       17,540          --     1.70 - 2.50      19.44 - 30.12
                                         2002     13,683   0.742 - 0.978       10,408        0.11     1.70 - 2.10  (20.78) - (20.51)
                                         2001      5,753   0.935 - 1.232        5,429          --     1.70 - 2.10     (6.40) - 15.79

                                                                                                        EXPENSE          TOTAL
                                         YEAR               UNIT VALUE          NET    INVESTMENT(1)    RATIO(2)       RETURN(3)
                                        ENDED      UNITS     LOWEST TO        ASSETS       INCOME      LOWEST TO       LOWEST TO
                                        DEC 31    (000S)    HIGHEST ($)       ($000S)    RATIO (%)    HIGHEST (%)     HIGHEST (%)
                                        ------    ------   -------------      -------  -------------  -----------  -----------------
TRAVELERS SERIES FUND INC. (CONTINUED)
  Smith Barney Money Market Portfolio    2004     38,593   0.965 - 1.084       40,737        0.88     1.70 - 2.50    (1.63) - (0.82)
                                         2003     40,302   0.977 - 1.093       43,383        0.67     1.70 - 2.50    (1.51) - (1.09)
                                         2002     52,508   0.992 - 1.105       57,559        1.27     1.70 - 2.10    (0.80) - (0.36)
                                         2001     76,496   1.000 - 1.109       84,655        3.32     1.70 - 2.10        0.00 - 1.93

  Strategic Equity Portfolio             2004      2,874   0.749 - 1.415        2,388        1.44     1.70 - 2.50        7.48 - 8.35
                                         2003      3,012   0.692 - 1.313        2,240          --     1.70 - 2.50       7.11 - 30.39
                                         2002      2,791   0.532 - 0.748        1,514        0.63     1.70 - 2.10  (34.96) - (26.74)
                                         2001      1,983   0.816 - 1.147        1,639        0.22     1.70 - 2.10     (18.40) - 8.31

  Travelers Managed Income Portfolio     2004     97,199   1.049 - 1.193      113,299        4.53     1.70 - 2.50        0.28 - 1.19
                                         2003    101,645   1.041 - 1.179      117,941        4.12     1.70 - 2.50        0.48 - 6.60
                                         2002    101,496   0.981 - 1.106      111,464       10.34     1.70 - 2.10        0.10 - 0.45
                                         2001    112,730   0.980 - 1.101      123,694        4.49     1.70 - 2.10      (2.68) - 4.96
VAN KAMPEN LIFE INVESTMENT TRUST
  Emerging Growth Portfolio - Class II   2004      1,685   0.702 - 1.306        1,330          --     1.70 - 2.50        2.68 - 5.06
    Shares                               2003      2,012   0.669 - 1.251        1,486          --     1.70 - 2.50       8.24 - 24.91
                                         2002      1,867   0.537 - 0.748        1,043        0.05     1.70 - 2.10  (34.07) - (29.37)
                                         2001      1,767   0.812 - 1.133        1,460          --     1.70 - 2.10     (16.80) - 5.99
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio              2004      5,556   1.088 - 1.629        7,002        0.08     1.70 - 2.50      12.80 - 13.72
                                         2003      4,893   0.958 - 1.441        5,061          --     1.70 - 2.50      33.21 - 45.12
                                         2002      4,210   0.688 - 0.886        2,960          --     1.70 - 2.10  (27.18) - (24.08)
                                         2001      2,576   0.942 - 1.214        2,441          --     1.70 - 2.10      (5.99) - 6.58
VARIABLE INSURANCE PRODUCTS FUND III
  Mid Cap Portfolio - Service Class 2    2004      9,322   1.504 - 1.718       14,582          --     1.70 - 2.50      20.52 - 22.53
                                         2003      8,484   1.229 - 1.409       10,738        0.23     1.70 - 2.50      24.87 - 45.71
                                         2002      6,155   0.905 - 0.991        5,612        0.48     1.70 - 2.10  (11.93) - (11.50)
                                         2001      2,004   1.025 - 1.123        2,064          --     1.70 - 2.10        1.08 - 9.88

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003

                                                                              ALLIANCEBERNSTEIN               ALLIANCEBERNSTEIN
                                             AIM V.I. PREMIER EQUITY          GROWTH AND INCOME                PREMIER GROWTH
                                                 FUND - SERIES I             PORTFOLIO - CLASS B             PORTFOLIO - CLASS B
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................   2,411,921       2,614,484      16,551,798     16,186,802       8,319,863      6,467,465
Accumulation units purchased and
  transferred from other funding options      109,738         136,899       2,827,897      4,241,671       2,658,786      3,173,533
Accumulation units redeemed and
  transferred to other funding options ..    (316,768)       (339,462)     (4,084,269)    (3,876,675)     (3,440,381)    (1,321,135)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................   2,204,891       2,411,921      15,295,426     16,551,798       7,538,268      8,319,863
                                           ==========      ==========      ==========     ==========      ==========     ==========

                                              GLOBAL GROWTH FUND -               GROWTH FUND -                  GROWTH-INCOME
                                                 CLASS 2 SHARES                  CLASS 2 SHARES             FUND - CLASS 2 SHARES
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................   2,535,535              --      11,383,934             --      12,327,533             --
Accumulation units purchased and
  transferred from other funding options    5,383,342       2,748,266      14,836,831     12,038,938      25,484,479     13,621,095
Accumulation units redeemed and
  transferred to other funding options ..    (732,273)       (212,731)     (3,082,672)      (655,004)     (4,009,292)    (1,293,562)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................   7,186,604       2,535,535      23,138,093     11,383,934      33,802,720     12,327,533
                                           ==========      ==========      ==========     ==========      ==========     ==========

                                                 CREDIT SUISSE                   DELAWARE VIP                   DELAWARE VIP
                                             TRUST EMERGING MARKETS             REIT SERIES -              SMALL CAP VALUE SERIES -
                                                   PORTFOLIO                    STANDARD CLASS                  STANDARD CLASS
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................   5,772,428       6,735,149      13,611,092     12,572,464      13,905,884     11,396,510
Accumulation units purchased and
  transferred from other funding options      248,059       2,187,118       4,567,471      4,923,813       3,990,792      5,146,095
Accumulation units redeemed and
  transferred to other funding options ..  (1,231,165)     (3,149,839)     (4,267,342)    (3,885,185)     (3,276,184)    (2,636,721)
Annuity units ...........................          --              --              --             --            (405)            --
                                           ----------      ----------      ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................   4,789,322       5,772,428      13,911,221     13,611,092      14,620,087     13,905,884
                                           ==========      ==========      ==========     ==========      ==========     ==========

                                                  DREYFUS VIF -                  DREYFUS VIF -
                                               DEVELOPING LEADERS           APPRECIATION PORTFOLIO -          FRANKLIN SMALL CAP
                                           PORTFOLIO - INITIAL SHARES           INITIAL SHARES              FUND - CLASS 2 SHARES
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  16,162,649      18,609,765      22,491,160     22,350,904      18,768,001     17,318,918
Accumulation units purchased and
  transferred from other funding options      763,234       1,272,224       3,788,925      3,856,657       3,116,557      5,139,324
Accumulation units redeemed and
  transferred to other funding options ..  (3,525,641)     (3,719,340)     (3,915,632)    (3,716,401)     (5,134,802)    (3,690,241)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................  13,400,242      16,162,649      22,364,453     22,491,160      16,749,756     18,768,001
                                           ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                                                  TEMPLETON
                                                 MUTUAL SHARES                DEVELOPING MARKETS                 TEMPLETON
                                                SECURITIES FUND -              SECURITIES FUND -            FOREIGN SECURITIES
                                                 CLASS 2 SHARES                 CLASS 2 SHARES             FUND - CLASS 2 SHARES
                                           --------------------------      -------------------------     --------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................   5,405,919       1,560,770       8,699,367      7,877,506      35,063,422     30,385,340
Accumulation units purchased and
  transferred from other funding options    5,143,260       5,100,597       6,460,092     15,805,605      15,648,761     20,577,268
Accumulation units redeemed and
  transferred to other funding options ..  (1,251,740)     (1,255,448)     (5,887,638)   (14,983,744)    (11,420,136)   (15,899,186)
Annuity units ...........................          --              --              --             --          (1,006)            --
                                           ----------      ----------      ----------    -----------     -----------    -----------
Accumulation and annuity units
  end of year ...........................   9,297,439       5,405,919       9,271,821      8,699,367      39,291,041     35,063,422
                                           ==========      ==========      ==========    ===========     ===========    ===========

                                                                               FUNDAMENTAL VALUE              GROWTH AND INCOME
                                             APPRECIATION PORTFOLIO                PORTFOLIO             PORTFOLIO - SERVICE SHARES
                                           --------------------------      -------------------------     --------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  18,237,659      12,497,568      37,373,728     36,116,582       9,848,155     11,208,157
Accumulation units purchased and
  transferred from other funding options    6,239,410      10,177,892       9,535,705     11,728,115         473,497        888,253
Accumulation units redeemed and
  transferred to other funding options ..  (3,405,930)     (4,437,801)     (8,770,094)   (10,470,969)     (2,493,256)    (2,248,255)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------    -----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................  21,071,139      18,237,659      38,139,339     37,373,728       7,828,396      9,848,155
                                           ==========      ==========      ==========    ===========      ==========     ==========

                                              INTERNATIONAL GROWTH              MID CAP GROWTH                LAZARD RETIREMENT
                                           PORTFOLIO - SERVICE SHARES     PORTFOLIO - SERVICE SHARES         SMALL CAP PORTFOLIO
                                           --------------------------     --------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  30,154,537      35,025,706      33,435,687     38,861,677         578,508             --
Accumulation units purchased and
  transferred from other funding options    2,688,481      19,946,872       2,534,067      3,744,626         873,390        624,557
Accumulation units redeemed and
  transferred to other funding options ..  (8,620,803)    (24,818,041)    (10,874,372)    (9,170,616)       (170,330)       (46,049)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------     -----------     -----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................  24,222,215      30,154,537      25,095,382     33,435,687       1,281,568        578,508
                                           ==========     ===========     ===========     ==========      ==========     ==========

                                                                                                               TOTAL RETURN
                                               GROWTH AND INCOME                 MID-CAP VALUE                   PORTFOLIO -
                                                   PORTFOLIO                       PORTFOLIO                ADMINISTRATIVE CLASS
                                           --------------------------      -------------------------     --------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................   4,711,974              --       5,195,523             --      53,890,815     47,257,653
Accumulation units purchased and
  transferred from other funding options    8,882,380       5,221,283       9,394,387      5,369,111      35,519,527     28,401,555
Accumulation units redeemed and
  transferred to other funding options ..  (1,385,214)       (509,309)     (1,586,429)      (173,588)    (16,580,857)   (21,768,393)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------     -----------    -----------
Accumulation and annuity units
  end of year ...........................  12,209,140       4,711,974      13,003,481      5,195,523      72,829,485     53,890,815
                                           ==========      ==========      ==========     ==========     ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                    PUTNAM VT                      PUTNAM VT                      PUTNAM VT
                                             DISCOVERY GROWTH FUND -          INTERNATIONAL EQUITY          SMALL CAP VALUE FUND -
                                                CLASS IB SHARES              FUND - CLASS IB SHARES             CLASS IB SHARES
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................     346,774         697,602       6,955,840      7,431,431       3,273,010      4,005,573
Accumulation units purchased and
  transferred from other funding options       46,236          51,493         792,504     17,693,867       1,147,664      1,386,724
Accumulation units redeemed and
  transferred to other funding options ..     (66,195)       (402,321)     (2,035,000)   (18,169,458)     (1,394,272)    (2,119,287)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------    -----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................     326,815         346,774       5,713,344      6,955,840       3,026,402      3,273,010
                                           ==========      ==========      ==========    ===========      ==========     ==========

                                                                                                                SMITH BARNEY
                                                                                                             DIVIDEND STRATEGY
                                             ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I               PORTFOLIO
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  15,993,555      14,595,591      35,363,342     37,506,773       2,497,638        983,721
Accumulation units purchased and
  transferred from other funding options    2,928,022       5,236,617       4,416,834      6,602,813       2,191,494      1,861,848
Accumulation units redeemed and
  transferred to other funding options ..  (5,105,542)     (3,838,653)     (7,149,584)    (8,746,244)       (825,983)      (347,931)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................  13,816,035      15,993,555      32,630,592     35,363,342       3,863,149      2,497,638
                                           ==========      ==========      ==========     ==========      ==========     ==========

                                              MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE
                                              PORTFOLIO - ALL CAP         PORTFOLIO - GLOBAL ALL CAP        PORTFOLIO - LARGE CAP
                                               GROWTH AND VALUE               GROWTH AND VALUE                GROWTH AND VALUE
                                           --------------------------     --------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................          --              --              --             --              --             --
Accumulation units purchased and
  transferred from other funding options   12,898,406              --       1,713,697             --       1,550,815             --
Accumulation units redeemed and
  transferred to other funding options ..  (1,243,159)             --        (358,610)            --        (281,746)            --
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................  11,655,247              --       1,355,087             --       1,269,069             --
                                           ==========      ==========      ==========     ==========      ==========     ==========

                                                STRONG MULTI CAP              DISCIPLINED MID CAP
                                                  VALUE FUND II                 STOCK PORTFOLIO            EQUITY INCOME PORTFOLIO
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................   5,660,319       6,317,172       8,944,542     10,265,032       2,848,262             --
Accumulation units purchased and
  transferred from other funding options      126,402         327,188          84,294        215,382       2,941,817      2,995,478
Accumulation units redeemed and
  transferred to other funding options ..  (1,080,743)       (984,041)     (1,956,254)    (1,535,872)       (874,530)      (147,216)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................   4,705,978       5,660,319       7,072,582      8,944,542       4,915,549      2,848,262
                                           ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                              FEDERATED HIGH YIELD                                          LAZARD INTERNATIONAL
                                                   PORTFOLIO                  LARGE CAP PORTFOLIO             STOCK PORTFOLIO
                                           --------------------------      -------------------------     --------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  12,664,668       5,814,269      50,163,787     53,180,630      52,511,317     51,696,559
Accumulation units purchased and
  transferred from other funding options    6,235,764      26,574,003       3,626,981      6,550,762      10,527,896     29,619,282
Accumulation units redeemed and
  transferred to other funding options ..  (4,946,223)    (19,723,604)     (9,111,728)    (9,567,605)    (12,741,901)   (28,804,524)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------     -----------      ----------     ----------     -----------    -----------
Accumulation and annuity units
  end of year ...........................  13,954,209      12,664,668      44,679,040     50,163,787      50,297,312     52,511,317
                                           ==========     ===========      ==========     ==========     ===========    ===========

                                            MERRILL LYNCH LARGE CAP               MFS EMERGING                  MFS MID CAP
                                                CORE PORTFOLIO                  GROWTH PORTFOLIO              GROWTH PORTFOLIO
                                           --------------------------      -------------------------     --------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  11,987,686      14,330,638         829,893        655,907      50,013,817     48,959,167
Accumulation units purchased and
  transferred from other funding options      698,183       1,042,931         246,977        480,897       6,846,162     12,122,999
Accumulation units redeemed and
  transferred to other funding options ..  (2,939,977)     (3,385,883)       (268,587)      (306,911)    (12,415,738)   (11,068,349)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------     -----------    -----------
Accumulation and annuity units
  end of year ...........................   9,745,892      11,987,686         808,283        829,893      44,444,241     50,013,817
                                           ==========      ==========      ==========     ==========     ===========    ===========

                                                                                 PIONEER FUND                 U.S. GOVERNMENT
                                               MFS VALUE PORTFOLIO                PORTFOLIO                  SECURITIES PORTFOLIO
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  26,759,620      25,573,492       1,136,193             --      27,515,337     38,061,030
Accumulation units purchased and
  transferred from other funding options    3,097,055       8,150,530       1,325,232      1,343,844       4,078,586      7,442,707
Accumulation units redeemed and
  transferred to other funding options ..  (8,343,830)     (6,964,402)       (714,960)      (207,651)     (7,357,906)   (17,988,400)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------      ----------    -----------
Accumulation and annuity units
  end of year ...........................  21,512,845      26,759,620       1,746,465      1,136,193      24,236,017     27,515,337
                                           ==========      ==========      ==========     ==========      ==========    ===========

                                                                              SB ADJUSTABLE RATE                SMITH BARNEY
                                                  AIM CAPITAL                  INCOME PORTFOLIO -            AGGRESSIVE GROWTH
                                             APPRECIATION PORTFOLIO             CLASS I SHARES                   PORTFOLIO
                                           --------------------------      -------------------------     --------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  37,026,154      41,848,364              --             --      57,778,312     50,823,116
Accumulation units purchased and
  transferred from other funding options    1,545,716       2,613,876       3,593,719             --      12,570,152     19,225,483
Accumulation units redeemed and
  transferred to other funding options ..  (8,934,576)     (7,436,086)       (565,414)            --     (13,661,554)   (12,270,287)
Annuity units ...........................          --              --              --             --              --             --
                                           ----------      ----------      ----------     ----------     -----------    -----------
Accumulation and annuity units
  end of year ...........................  29,637,294      37,026,154       3,028,305             --      56,686,910     57,778,312
                                           ==========      ==========      ==========     ==========     ===========    ===========

8. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND 2003 (CONTINUED)

                                                  SMITH BARNEY                   SMITH BARNEY                   SMITH BARNEY
                                                  HIGH INCOME                 LARGE CAPITALIZATION              MID CAP CORE
                                                   PORTFOLIO                    GROWTH PORTFOLIO                  PORTFOLIO
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  34,970,021      35,830,838      86,061,636     86,255,908      17,145,091     13,683,463
Accumulation units purchased and
  transferred from other funding options    4,846,215      22,282,002      15,678,869     18,717,062       5,451,097      7,039,534
Accumulation units redeemed and
  transferred to other funding options ..  (8,219,330)    (23,142,819)    (16,134,499)   (18,911,334)     (4,914,255)    (3,577,906)
Annuity units ...........................          --              --              --             --          (1,055)            --
                                           ----------     -----------     -----------    -----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................  31,596,906      34,970,021      85,606,006     86,061,636      17,680,878     17,145,091
                                           ==========     ===========     ===========    ===========      ==========     ==========

                                                SMITH BARNEY
                                                MONEY MARKET                   STRATEGIC EQUITY              TRAVELERS MANAGED
                                                  PORTFOLIO                       PORTFOLIO                   INCOME PORTFOLIO
                                          ---------------------------      -------------------------     --------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................  40,302,383      52,508,044       3,011,594      2,790,808     101,644,724    101,496,035
Accumulation units purchased and
  transferred from other funding options   33,706,872      71,512,955         546,336      1,101,982      19,445,307     24,621,947
Accumulation units redeemed and
  transferred to other funding options .. (35,415,948)    (83,718,616)       (683,795)      (881,196)    (23,891,294)   (24,473,258)
Annuity units ...........................          --              --              --             --              --             --
                                          -----------     -----------      ----------     ----------     -----------    -----------
Accumulation and annuity units
  end of year ...........................  38,593,307      40,302,383       2,874,135      3,011,594      97,198,737    101,644,724
                                          ===========     ===========      ==========     ==========     ===========    ===========

                                                EMERGING GROWTH                  SMITH BARNEY                MID CAP PORTFOLIO -
                                                  PORTFOLIO -                  SMALL CAP GROWTH                    SERVICE
                                                CLASS II SHARES             OPPORTUNITIES PORTFOLIO                CLASS 2
                                           --------------------------      -------------------------      -------------------------
                                              2004            2003            2004           2003            2004            2003
                                              ----            ----            ----           ----            ----            ----
Accumulation and annuity units
  beginning of year .....................   2,011,912       1,866,822       4,892,593      4,210,109       8,484,183      6,154,998
Accumulation units purchased and
  transferred from other funding options      387,323         704,270       2,375,524      2,432,686       3,131,825      4,423,007
Accumulation units redeemed and
  transferred to other funding options ..    (714,406)       (559,180)     (1,711,503)    (1,750,202)     (2,293,587)    (2,093,822)
Annuity units ...........................          --              --            (707)            --              --             --
                                           ----------      ----------      ----------     ----------      ----------     ----------
Accumulation and annuity units
  end of year ...........................   1,684,829       2,011,912       5,555,907      4,892,593       9,322,421      8,484,183
                                           ==========      ==========      ==========     ==========      ==========     ==========

                                                      COMBINED
                                           -----------------------------
                                               2004            2003
                                               ----            ----
Accumulation and annuity units
  beginning of year .....................  1,095,631,295   1,052,586,512
Accumulation units purchased and
  transferred from other funding options     341,969,044     490,445,536
Accumulation units redeemed and
  transferred to other funding options ..   (307,815,849)   (447,400,753)
Annuity units ...........................         (3,173)             --
                                           -------------   -------------
Accumulation and annuity units
  end of year ...........................  1,129,781,317   1,095,631,295
                                           =============   =============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account TM II for Variable Annuities:

We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account TM II for Variable Annuities as of December 31, 2004 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Travelers Separate Account TM II for Variable Annuities as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 21, 2005

                       This page intentionally left blank

                       This page intentionally left blank

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account TM II for Variable Annuities or shares of Separate Account TM II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account TM II for Variable Annuities product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


SepTM II (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

15. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

      METLIFE, INC. TRANSACTION

      On July 1, 2005, Citigroup completed the sale of TIC, the Company and certain other domestic and international insurance businesses to MetLife pursuant to the Agreement for $11.8 billion. In the normal course of accounting for the business combinations, purchase accounting (PGAAP) adjustments will be made to the assets and liabilities of the Company during the third quarter of 2005 and the Company's accounting policies will be conformed to MetLife's accounting policies. The PGAAP adjustments will mark to market the assets and liabilities of the Company as of the closing date of the sale. At this time the Company is in the process of completing the valuations of a portion of the assets acquired and liabilities assumed. These adjustments may have a material effect on the financial statements of the Company.

      Consistent with MetLife's business plan filed with the State of Connecticut Insurance Department, the Company will generally phase out the products that it currently issues by the end of 2006. This phase out of products will likely result in fewer assets and liabilities reported by the Company.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                               MARQUIS PORTFOLIOS



                       STATEMENT OF ADDITIONAL INFORMATION



           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES












                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY





                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415












L-21255S                                                           November 2005

                                     PART C

                                OTHER INFORMATION


ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS


(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The financial statements and schedules of The Travelers Life and Annuity Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Financial Statements

       Financial Statement Schedules

(b)    Exhibits

      EXHIBIT
      NUMBER       DESCRIPTION
      ------       -----------
       1.          Resolution of The Travelers Life and Annuity Company Board of
                   Directors authorizing the establishment of the Registrant.
                   (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4 filed November 13, 1997.)

       2.          Not Applicable.

       3(a) Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to the Registration Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)

       3(b) Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       4(a). Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

       5. Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, filed June 10, 1998.)

       6(a) Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4 filed November 13, 1997.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4 filed November 13, 1997.)

       7. Specimen Reinsurance Contract. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)

       8. Form of Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-101778).

       9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4 filed November 13, 1997.)

      10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

      11.          Not applicable.

      12.          Not applicable.

      15.          Powers of Attorney authorizing Michele H. Abate, Thomas S.
                   Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-100434, filed September 19, 2005).

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL            POSITIONS AND OFFICES
BUSINESS ADDRESS              WITH INSURANCE COMPANY
----------------              ----------------------
C. Robert Henrikson           Director, Chairman, President and
                              Chief Executive Officer

Steven A. Kandarian           Executive Vice President and Chief
                              Investment Officer

James L. Lipscomb             Executive Vice President and General Counsel

Gwenn L. Carr                 Senior Vice President and Secretary

Michael K. Farrell            Senior Vice President

Joseph J. Prochaska, Jr.      Senior Vice President and Chief Accounting Officer

Stanley J. Talbi              Senior Vice President and Chief Financial Officer

Anthony J. Williamson         Senior Vice President and Treasurer

Steven J. Brash               Vice President

Daniel D. Jordan              Vice President and Assistant Secretary

Jonathan L. Rosenthal         Chief Hedging Officer

Leland C. Launer, Jr.         Director

Lisa M. Weber                 Director

Gregory M. Harrison           Assistant Treasurer

James W. Koeger               Assistant Treasurer

Patricia M. Wersching         Assistant Treasurer

Joseph A. Zdeb                Assistant Treasurer


PRINCIPAL BUSINESS ADDRESS:

         The principal business address of each person shown above is MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101, except that the principal business address for Steven
         A. Kandarian and Michael K. Farrell is 10 Park Avenue, Morristown, NJ 07962.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor are ultimatey controlled by MetLife, Inc. An organizational chart for MetLife, Inc. is as follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of July 31, 2005, there were 12,952 Contract Owners.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless

(1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.

(b)    NAME AND PRINCIPAL                POSITIONS AND OFFICES
       BUSINESS ADDRESS                  WITH UNDERWRITER
       ----------------                  ----------------
       Leslie Sutherland                 President

       Steven J. Brash                   Vice President

       Debora L. Buffington (a)          Vice President, Director of Compliance

       Charles M. Deuth                  Vice President, National Accounts

       Anthony J. Dufault (a)            Vice President

       James R. Fitzpatrick (a)          Vice President

       Elizabeth M. Forget (b)           Vice President and Chief
                                         Marketing Officer

       Helayne F. Klier (b)              Vice President

       Paul M. Kos (a)                   Vice President

       Paul A. LaPiana (a)               Vice President, Life Insurance
                                         Distribution Division

       Richard C. Pearson (a)            Vice President and Secretary

       John E. Petersen (d)              Vice President

       Robert H. Petersen (d)            Vice President and Chief
                                         Financial Officer

       Deron J. Richens (a)              Vice President

       Paul A. Smith                     Vice President

       Cathy Sturdivant (a)              Vice President

       Paulina Vakouros (b)              Vice President

       Edward C. Wilson (a)              Vice President and Chief
                                         Distribution Officer

       James R. Allen (a)                Assistant Vice President

       Robert H. Bruce (a)               Assistant Vice President

       Jeffrey A. Tupper (a)             Assistant Vice President

       Anthony J. Williamson             Treasurer

       Jonnie L. Crawford (a)            Assistant Secretary

       Gregory M. Harrison               Assistant Treasurer

       James W. Koeger (c)               Assistant Treasurer

       Michael K. Farrell (e)            Manager

       William J. Toppeta                Manager

       Unless otherwise noted, the principal business address of each person shown above is: MetLife, Inc., One MetLife Plaza, 27-01 Queens Plaza North, Long Island City, New York 11101
       (a) 5 Park Plaza, Suite 1900, Irvine, CA 92614
       (b) 260 Madison Avenue, New York, NY 10016
       (c) 13045 Tesson Ferry Road, St. Louis, MO 63128
       (d) 485-E U.S. Highway 1 South, 4th Floor, Iselin, NJ 08830
       (e) 10 Park Avenue, Morristown, NJ 07962

 (c)   Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company

       One Cityplace

       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a). That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 26th day of October, 2005.


           THE TRAVELERS SEPARATE ACCOUNT TM II FOR VARIABLE ANNUITIES
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                         By: /s/ Daniel D. Jordan
                             ---------------------------------------------------
                             Daniel D. Jordan, Vice President and Assistant Secretary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 26th day of October, 2005.


*C. ROBERT HENRIKSON                           Director, Chairman, President and
----------------------------------------       Chief  Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                              Senior Vice President and Chief
----------------------------------------       Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, JR.                      Senior Vice President and Chief
----------------------------------------       Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C, LAUNER, JR.                         Director
----------------------------------------
(Leland C. Launer, Jr.)

*LISA M. WEBER                                 Director
----------------------------------------
(Lisa M. Weber)




*By: /s/ Thomas S. Clark
     -----------------------------------
     Thomas S. Clark, Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT NO.  DESCRIPTION
-----------  -----------
    10.      Consent of KPMG LLP, Independent Registered Public Accounting Firm.